UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-28-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

May 28, 2021

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Rights	—*
Temporary Cash Investments	2.1%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	30.1%
South Korea	15.6%
Taiwan	14.6%
India	9.9%
Brazil	7.4%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,123.60	$6.51	1.25%
I Class	$1,000	$1,124.80	$5.47	1.05%
Y Class	$1,000	$1,125.50	$4.69	0.90%
A Class	$1,000	$1,122.20	$7.81	1.50%
C Class	$1,000	$1,117.80	$11.68	2.25%
R Class	$1,000	$1,121.10	$9.10	1.75%
R5 Class	$1,000	$1,124.80	$5.47	1.05%
R6 Class	$1,000	$1,125.70	$4.69	0.90%
Hypothetical
Investor Class	$1,000	$1,018.39	$6.19	1.25%
I Class	$1,000	$1,019.37	$5.20	1.05%
Y Class	$1,000	$1,020.11	$4.46	0.90%
A Class	$1,000	$1,017.16	$7.42	1.50%
C Class	$1,000	$1,013.49	$11.11	2.25%
R Class	$1,000	$1,015.94	$8.65	1.75%
R5 Class	$1,000	$1,019.37	$5.20	1.05%
R6 Class	$1,000	$1,020.11	$4.46	0.90%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Argentina — 1.0%
Globant SA(1)	165,924	$36,149,862
Brazil — 7.4%
Banco BTG Pactual SA	1,585,600	37,299,645
Embraer SA, ADR(1)	1,659,354	22,218,750
Gerdau SA, Preference Shares	6,873,800	43,049,453
Locaweb Servicos de Internet SA	4,069,522	20,512,758
Magazine Luiza SA	4,951,472	19,295,891
Randon SA Implementos e Participacoes, Preference Shares	4,833,500	13,753,824
Suzano SA(1)	2,264,400	26,764,211
Vale SA, ADR	3,342,195	71,924,037
		254,818,569
China — 30.1%
Alibaba Group Holding Ltd., ADR(1)	706,637	151,192,052
Anhui Conch Cement Co. Ltd., H Shares	2,216,000	13,719,141
Baoshan Iron & Steel Co. Ltd., A Shares	8,126,481	10,075,056
China Construction Bank Corp., H Shares	54,801,000	45,152,002
China Education Group Holdings Ltd.	9,550,000	24,124,342
China Gas Holdings Ltd.	4,976,000	18,925,328
China Tourism Group Duty Free Corp. Ltd., A Shares	1,000,917	54,310,925
CIFI Holdings Group Co. Ltd.	39,800,888	34,683,651
Contemporary Amperex Technology Co. Ltd., A Shares	462,700	29,809,849
Country Garden Services Holdings Co. Ltd.	3,568,000	36,205,179
Ganfeng Lithium Co. Ltd., H Shares(2)	2,595,200	34,903,485
GDS Holdings Ltd., ADR(1)	338,741	25,480,098
Industrial & Commercial Bank of China Ltd., H Shares	25,397,645	16,673,793
Kweichow Moutai Co. Ltd., A Shares	106,310	37,309,566
Li Ning Co. Ltd.	3,989,000	36,674,068
Meituan, Class B(1)	1,075,300	37,688,908
New Oriental Education & Technology Group, Inc., ADR(1)	1,563,050	15,990,001
Nine Dragons Paper Holdings Ltd.	20,268,000	31,993,655
Ping An Insurance Group Co. of China Ltd., H Shares	2,538,000	27,723,007
Sany Heavy Industry Co. Ltd., A Shares	3,749,980	18,024,103
Shenzhou International Group Holdings Ltd.	1,376,800	36,293,012
TAL Education Group, ADR(1)	350,808	14,021,796
Tencent Holdings Ltd.	2,905,400	227,146,770
Wuxi Biologics Cayman, Inc.(1)	3,420,000	50,756,836
		1,028,876,623
Hungary — 1.4%
OTP Bank Nyrt(1)	877,810	48,184,397
India — 9.9%
Asian Paints Ltd.	498,803	20,233,557
Bajaj Finance Ltd.(1)	343,555	26,552,881
Bata India Ltd.	643,473	13,715,387
HDFC Bank Ltd.(1)	3,576,662	74,195,943
ICICI Bank Ltd., ADR(1)	2,605,029	46,916,572
Indraprastha Gas Ltd.	1,844,144	13,062,829

	Shares	Value
Infosys Ltd., ADR	2,179,194	$42,145,612
Jubilant Foodworks Ltd.(1)	730,692	31,433,943
Tata Consultancy Services Ltd.	684,706	29,679,466
UltraTech Cement Ltd.	434,671	39,564,109
		337,500,299
Indonesia — 1.7%
Bank Rakyat Indonesia Persero Tbk PT	145,958,400	41,589,495
Telekomunikasi Indonesia Persero Tbk PT	68,550,900	15,717,209
		57,306,704
Luxembourg — 0.6%
Ternium SA, ADR	521,382	19,087,795
Mexico — 3.7%
Cemex SAB de CV, ADR(1)	7,913,003	65,519,665
Grupo Financiero Banorte SAB de CV	5,979,044	40,782,856
Wal-Mart de Mexico SAB de CV	6,544,675	20,894,461
		127,196,982
Philippines — 0.5%
Ayala Land, Inc.	24,231,200	17,484,521
Russia — 3.2%
Novatek PJSC, GDR	135,655	27,005,118
Sberbank of Russia PJSC, ADR (London)	2,176,695	36,642,249
Yandex NV, A Shares(1)	687,615	46,441,517
		110,088,884
Saudi Arabia — 0.9%
Al Rajhi Bank	1,142,276	31,400,595
Singapore — 0.5%
Sea Ltd., ADR(1)	66,216	16,768,540
South Africa — 4.3%
Capitec Bank Holdings Ltd.	267,034	32,051,394
Kumba Iron Ore Ltd.(2)	662,975	29,540,080
Naspers Ltd., N Shares	381,741	84,145,991
		145,737,465
South Korea — 15.6%
CJ Logistics Corp.(1)	178,357	27,187,516
Cosmax, Inc.(1)	130,101	14,683,696
Hyundai Motor Co.	262,452	54,468,809
LG Chem Ltd.	40,817	30,418,315
Mando Corp.(1)	622,156	36,130,236
NAVER Corp.	146,086	46,870,790
Samsung Biologics Co. Ltd.(1)	32,126	23,846,587
Samsung Electro-Mechanics Co. Ltd.	328,476	49,484,379
Samsung Electronics Co. Ltd.	2,505,813	179,867,868
Samsung SDI Co. Ltd.	75,726	43,463,913
SK Hynix, Inc.	229,529	25,735,036
		532,157,145
Taiwan — 14.6%
ASPEED Technology, Inc.	324,000	25,711,033
Chailease Holding Co. Ltd.	9,558,338	72,192,138
Formosa Plastics Corp.	5,219,000	19,091,136
MediaTek, Inc.	1,366,000	47,191,318
Merida Industry Co. Ltd.	1,979,000	22,892,224
President Chain Store Corp.	1,338,000	12,643,988

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	13,314,939	$282,705,091
Win Semiconductors Corp.	1,322,000	15,508,545
		497,935,473
Thailand — 2.0%
CP ALL PCL	10,543,100	20,480,271
Muangthai Capital PCL	6,961,000	13,676,986
PTT Exploration & Production PCL	8,831,900	33,166,700
		67,323,957
Turkey — 0.5%
BIM Birlesik Magazalar AS	2,106,988	15,811,292
TOTAL COMMON STOCKS (Cost $2,158,362,626)		3,343,829,103
RIGHTS†
South Korea†
Cosmax, Inc.(1)(2) (Cost $—)	13,469	277,761
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $15,838,932), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $15,501,095)		15,501,095
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.5%, 5/15/46, valued at $26,355,847), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $25,839,000)		25,839,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,254,754	31,254,754
TOTAL TEMPORARY CASH INVESTMENTS (Cost $72,594,849)		72,594,849
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $735,795)	735,795	735,795
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,231,693,270)		3,417,437,508
OTHER ASSETS AND LIABILITIES†		(578,732)
TOTAL NET ASSETS — 100.0%		$3,416,858,776

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.9%
Consumer Discretionary	18.7%
Financials	17.3%
Materials	13.3%
Communication Services	10.3%
Industrials	4.3%
Consumer Staples	3.6%
Health Care	2.2%
Energy	1.8%
Real Estate	1.5%
Utilities	1.0%
Temporary Cash Investments	2.1%
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $50,757,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $56,446,165, which includes securities collateral of $55,710,370.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,230,957,475) — including $50,757,391 of securities on loan	$3,416,701,713
Investment made with cash collateral received for securities on loan, at value (cost of $735,795)	735,795
Total investment securities, at value (cost of $2,231,693,270)	3,417,437,508
Receivable for capital shares sold	6,512,452
Dividends and interest receivable	3,763,686
Securities lending receivable	22,362
Other assets	49,833
3,427,785,841

Liabilities
Payable for collateral received for securities on loan	735,795
Payable for capital shares redeemed	3,860,191
Accrued management fees	2,987,852
Distribution and service fees payable	50,279
Accrued foreign taxes	3,273,165
Accrued other expenses	19,783
10,927,065

Net Assets	$3,416,858,776

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,527,316,985
Distributable earnings	889,541,791
$3,416,858,776

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$611,037,825	40,148,562	$15.22
I Class, $0.01 Par Value	$1,844,597,431	118,243,592	$15.60
Y Class, $0.01 Par Value	$25,379,763	1,624,387	$15.62
A Class, $0.01 Par Value	$103,295,593	7,032,889	$14.69*
C Class, $0.01 Par Value	$29,967,805	2,256,630	$13.28
R Class, $0.01 Par Value	$9,283,823	629,124	$14.76
R5 Class, $0.01 Par Value	$4,397,915	281,708	$15.61
R6 Class, $0.01 Par Value	$788,898,621	50,576,696	$15.60
*Maximum offering price $15.59 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,323,441)	$22,636,497
Securities lending, net	102,739
Interest	3,689
22,742,925

Expenses:
Management fees	17,345,164
Distribution and service fees:
A Class	126,688
C Class	149,602
R Class	23,111
Directors' fees and expenses	41,659
Other expenses	22,324
17,708,548

Net investment income (loss)	5,034,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(310))	99,671,664
Foreign currency translation transactions	(1,162,436)
98,509,228

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(2,207,629))	250,570,993
Translation of assets and liabilities in foreign currencies	(3,310)
250,567,683

Net realized and unrealized gain (loss)	349,076,911

Net Increase (Decrease) in Net Assets Resulting from Operations	$354,111,288

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$5,034,377	$11,919,347
Net realized gain (loss)	98,509,228	(75,677,072)
Change in net unrealized appreciation (depreciation)	250,567,683	587,035,980
Net increase (decrease) in net assets resulting from operations	354,111,288	523,278,255

Distributions to Shareholders
From earnings:
Investor Class	(3,436,076)	(8,013,736)
I Class	(12,395,337)	(21,862,436)
Y Class	(317,596)	(310,424)
A Class	(298,238)	(874,154)
C Class	—	(114,160)
R Class	(3,177)	(57,761)
R5 Class	(30,070)	(44,744)
R6 Class	(6,236,864)	(8,006,334)
Decrease in net assets from distributions	(22,717,358)	(39,283,749)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	241,032,022	(110,421,098)

Net increase (decrease) in net assets	572,425,952	373,573,408

Net Assets
Beginning of period	2,844,432,824	2,470,859,416
End of period	$3,416,858,776	$2,844,432,824

See Notes to Financial Statements.

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$602,291	—	—	—	$602,291
Rights	133,504	—	—	—	133,504
Total Borrowings	$735,795	—	—	—	$735,795
Gross amount of recognized liabilities for securities lending transactions					$735,795

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $751,800,491 and $565,997,182, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	5,280,595	$81,430,981	12,495,933	$134,906,888
Issued in reinvestment of distributions	222,669	3,290,664	722,447	7,801,863
Redeemed	(8,091,225)	(122,398,868)	(24,386,669)	(277,708,979)
	(2,587,961)	(37,677,223)	(11,168,289)	(135,000,228)
I Class/Shares Authorized	1,520,000,000		1,520,000,000
Sold	23,705,151	370,597,997	49,164,195	563,271,691
Issued in reinvestment of distributions	763,688	11,554,599	1,776,798	19,811,353
Redeemed	(16,048,619)	(252,258,082)	(55,821,848)	(622,419,153)
	8,420,220	129,894,514	(4,880,855)	(39,336,109)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	377,554	5,887,857	1,038,304	11,973,089
Issued in reinvestment of distributions	19,691	298,311	27,351	306,119
Redeemed	(927,132)	(14,393,006)	(173,558)	(1,986,251)
	(529,887)	(8,206,838)	892,097	10,292,957
A Class/Shares Authorized	100,000,000		100,000,000
Sold	1,447,864	21,180,626	2,676,295	29,022,024
Issued in reinvestment of distributions	12,777	182,202	53,746	556,804
Redeemed	(1,167,901)	(17,107,746)	(3,247,159)	(34,383,970)
	292,740	4,255,082	(517,118)	(4,805,142)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	287,546	3,865,476	192,283	2,004,278
Issued in reinvestment of distributions	—	—	10,261	96,660
Redeemed	(312,383)	(4,154,038)	(977,404)	(9,501,689)
	(24,837)	(288,562)	(774,860)	(7,400,751)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	227,863	3,358,284	257,538	2,908,336
Issued in reinvestment of distributions	—	74	5,549	57,761
Redeemed	(165,589)	(2,422,018)	(323,560)	(3,545,976)
	62,274	936,340	(60,473)	(579,879)
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	33,566	512,892	181,608	2,248,341
Issued in reinvestment of distributions	1,934	29,285	4,015	44,739
Redeemed	(30,066)	(466,856)	(120,565)	(1,477,816)
	5,434	75,321	65,058	815,264
R6 Class/Shares Authorized	450,000,000		450,000,000
Sold	15,182,047	237,049,707	17,846,785	207,338,285
Issued in reinvestment of distributions	399,613	6,042,152	690,876	7,733,183
Redeemed	(5,838,285)	(91,048,471)	(12,752,599)	(149,478,678)
	9,743,375	152,043,388	5,785,062	65,592,790
Net increase (decrease)	15,381,358	$241,032,022	(10,659,378)	$(110,421,098)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$36,149,862	—	—
Brazil	94,142,787	$160,675,782	—
China	206,683,947	822,192,676	—
India	89,062,184	248,438,115	—
Luxembourg	19,087,795	—	—
Mexico	65,519,665	61,677,317	—
Russia	46,441,517	63,647,367	—
Singapore	16,768,540	—	—
Other Countries	—	1,413,341,549	—
Rights	—	277,761	—
Temporary Cash Investments	31,254,754	41,340,095	—
Temporary Cash Investments - Securities Lending Collateral	735,795	—	—
	$605,846,846	$2,811,590,662	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,232,225,873
Gross tax appreciation of investments	$1,224,734,447
Gross tax depreciation of investments	(39,522,812)
Net tax appreciation (depreciation) of investments	$1,185,211,635
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2020, the fund had accumulated short-term capital losses of $(294,244,851) and accumulated long-term capital losses of $(89,958,961), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$13.62	0.01	1.67	1.68	(0.08)	—	(0.08)	$15.22	12.36%	1.25%(4)	1.25%(4)	0.14%(4)	0.14%(4)	18%	$611,038
2020	$11.25	0.04	2.48	2.52	(0.15)	—	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
2019	$10.19	0.17	0.94	1.11	(0.05)	—	(0.05)	$11.25	10.99%	1.25%	1.25%	1.59%	1.59%	39%	$606,668
2018	$12.00	0.08	(1.80)	(1.72)	(0.03)	(0.06)	(0.09)	$10.19	(14.57)%	1.18%	1.29%	0.71%	0.60%	36%	$980,765
2017	$8.57	0.02	3.44	3.46	(0.03)	—	(0.03)	$12.00	40.46%	1.18%	1.50%	0.19%	(0.13)%	47%	$883,436
2016	$8.10	0.02	0.46	0.48	(0.01)	—	(0.01)	$8.57	5.95%	1.38%	1.63%	0.30%	0.05%	59%	$470,280
I Class
2021(3)	$13.97	0.03	1.71	1.74	(0.11)	—	(0.11)	$15.60	12.48%	1.05%(4)	1.05%(4)	0.34%(4)	0.34%(4)	18%	$1,844,597
2020	$11.56	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
2019	$10.46	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.56	11.20%	1.05%	1.05%	1.79%	1.79%	39%	$1,325,801
2018	$12.32	0.11	(1.85)	(1.74)	(0.06)	(0.06)	(0.12)	$10.46	(14.35)%	0.98%	1.09%	0.91%	0.80%	36%	$897,336
2017	$8.79	0.04	3.54	3.58	(0.05)	—	(0.05)	$12.32	40.86%	0.94%	1.26%	0.43%	0.11%	47%	$505,000
2016	$8.31	0.04	0.47	0.51	(0.03)	—	(0.03)	$8.79	6.13%	1.18%	1.43%	0.50%	0.25%	59%	$37,036

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$14.00	0.04	1.71	1.75	(0.13)	—	(0.13)	$15.62	12.55%	0.90%(4)	0.90%(4)	0.49%(4)	0.49%(4)	18%	$25,380
2020	$11.60	0.08	2.54	2.62	(0.22)	—	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
2019	$10.49	0.26	0.94	1.20	(0.09)	—	(0.09)	$11.60	11.43%	0.90%	0.90%	1.94%	1.94%	39%	$14,638
2018	$12.34	0.08	(1.81)	(1.73)	(0.06)	(0.06)	(0.12)	$10.49	(14.23)%	0.83%	0.94%	1.06%	0.95%	36%	$4,724
2017(5)	$9.79	0.07	2.48	2.55	—	—	—	$12.34	26.05%	0.77%(4)	1.12%(4)	0.91%(4)	0.56%(4)	47%(6)	$6
A Class
2021(3)	$13.13	(0.01)	1.61	1.60	(0.04)	—	(0.04)	$14.69	12.22%	1.50%(4)	1.50%(4)	(0.11)%(4)	(0.11)%(4)	18%	$103,296
2020	$10.84	0.01	2.40	2.41	(0.12)	—	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485
2019	$9.81	0.14	0.91	1.05	(0.02)	—	(0.02)	$10.84	10.71%	1.50%	1.50%	1.34%	1.34%	39%	$78,704
2018	$11.57	0.05	(1.75)	(1.70)	—	(0.06)	(0.06)	$9.81	(14.80)%	1.43%	1.54%	0.46%	0.35%	36%	$72,711
2017	$8.26	—(7)	3.32	3.32	(0.01)	—	(0.01)	$11.57	40.16%	1.43%	1.75%	(0.06)%	(0.38)%	47%	$61,586
2016	$7.82	0.01	0.43	0.44	—	—	—	$8.26	5.63%	1.63%	1.88%	0.05%	(0.20)%	59%	$37,743
C Class
2021(3)	$11.88	(0.06)	1.46	1.40	—	—	—	$13.28	11.78%	2.25%(4)	2.25%(4)	(0.86)%(4)	(0.86)%(4)	18%	$29,968
2020	$9.82	(0.07)	2.17	2.10	(0.04)	—	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101
2019	$8.93	0.05	0.84	0.89	—	—	—	$9.82	9.97%	2.25%	2.25%	0.59%	0.59%	39%	$30,004
2018	$10.61	(0.03)	(1.59)	(1.62)	—	(0.06)	(0.06)	$8.93	(15.39)%	2.18%	2.29%	(0.29)%	(0.40)%	36%	$31,871
2017	$7.63	(0.08)	3.06	2.98	—	—	—	$10.61	39.06%	2.16%	2.48%	(0.79)%	(1.11)%	47%	$24,972
2016	$7.28	(0.05)	0.40	0.35	—	—	—	$7.63	4.81%	2.38%	2.63%	(0.70)%	(0.95)%	59%	$5,840

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.17	(0.03)	1.63	1.60	(0.01)	—	(0.01)	$14.76	12.11%	1.75%(4)	1.75%(4)	(0.36)%(4)	(0.36)%(4)	18%	$9,284
2020	$10.88	(0.02)	2.40	2.38	(0.09)	—	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
2019	$9.85	0.12	0.91	1.03	—	—	—	$10.88	10.46%	1.75%	1.75%	1.09%	1.09%	39%	$6,825
2018	$11.64	0.02	(1.75)	(1.73)	—	(0.06)	(0.06)	$9.85	(14.97)%	1.68%	1.79%	0.21%	0.10%	36%	$5,825
2017	$8.33	(0.02)	3.33	3.31	—	—	—	$11.64	39.74%	1.68%	2.00%	(0.31)%	(0.63)%	47%	$4,811
2016	$7.90	(0.02)	0.45	0.43	—	—	—	$8.33	5.44%	1.88%	2.13%	(0.20)%	(0.45)%	59%	$2,340
R5 Class
2021(3)	$13.98	0.03	1.71	1.74	(0.11)	—	(0.11)	$15.61	12.48%	1.05%(4)	1.05%(4)	0.34%(4)	0.34%(4)	18%	$4,398
2020	$11.57	0.06	2.54	2.60	(0.19)	—	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
2019	$10.47	0.20	0.97	1.17	(0.07)	—	(0.07)	$11.57	11.19%	1.05%	1.05%	1.79%	1.79%	39%	$2,444
2018	$12.32	0.12	(1.86)	(1.74)	(0.05)	(0.06)	(0.11)	$10.47	(14.33)%	0.98%	1.09%	0.91%	0.80%	36%	$4,521
2017(5)	$9.78	0.03	2.51	2.54	—	—	—	$12.32	25.97%	0.92%(4)	1.27%(4)	0.78%(4)	0.43%(4)	47%(6)	$46
R6 Class
2021(3)	$13.98	0.04	1.71	1.75	(0.13)	—	(0.13)	$15.60	12.57%	0.90%(4)	0.90%(4)	0.49%(4)	0.49%(4)	18%	$788,899
2020	$11.58	0.08	2.54	2.62	(0.22)	—	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868
2019	$10.48	0.23	0.96	1.19	(0.09)	—	(0.09)	$11.58	11.45%	0.90%	0.90%	1.94%	1.94%	39%	$405,776
2018	$12.34	0.12	(1.84)	(1.72)	(0.08)	(0.06)	(0.14)	$10.48	(14.28)%	0.83%	0.94%	1.06%	0.95%	36%	$239,031
2017	$8.81	0.06	3.53	3.59	(0.06)	—	(0.06)	$12.34	40.98%	0.83%	1.15%	0.54%	0.22%	47%	$92,470
2016	$8.33	0.06	0.46	0.52	(0.04)	—	(0.04)	$8.81	6.27%	1.03%	1.28%	0.65%	0.40%	59%	$34,065

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through November 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2107

Semiannual Report

May 28, 2021

Emerging Markets Small Cap Fund
Investor Class (AECVX)
I Class (AECSX)
A Class (AECLX)
C Class (AECHX)
R Class (AECMX)
R6 Class (AECTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	97.4%
Exchange-Traded Funds	2.6%
Rights	—*
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.3)%
*Category is less than 0.05% of total net assets.

Top Five Countries*	% of net assets
India	17.7%
Taiwan	15.7%
South Korea	14.1%
China	12.7%
Brazil	9.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,179.80	$7.48	1.40%
I Class	$1,000	$1,181.40	$6.42	1.20%
A Class	$1,000	$1,177.60	$8.81	1.65%
C Class	$1,000	$1,174.00	$12.79	2.40%
R Class	$1,000	$1,176.50	$10.14	1.90%
R6 Class	$1,000	$1,181.60	$5.62	1.05%
Hypothetical
Investor Class	$1,000	$1,017.66	$6.93	1.40%
I Class	$1,000	$1,018.64	$5.94	1.20%
A Class	$1,000	$1,016.43	$8.16	1.65%
C Class	$1,000	$1,012.75	$11.85	2.40%
R Class	$1,000	$1,015.20	$9.39	1.90%
R6 Class	$1,000	$1,019.37	$5.20	1.05%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.4%
Argentina — 1.1%
Globant SA(1)	506	$110,242
Brazil — 9.9%
Banco Inter SA	19,482	248,922
Embraer SA, ADR(1)	8,199	109,784
Fleury SA	9,700	49,322
Locaweb Servicos de Internet SA	14,185	71,501
Metalurgica Gerdau SA, Preference Shares	67,700	190,693
Petro Rio SA(1)	40,600	153,077
Randon SA Implementos e Participacoes, Preference Shares	47,500	135,162
		958,461
China — 12.7%
21Vianet Group, Inc., ADR(1)	2,628	58,657
China East Education Holdings Ltd.(1)	30,000	64,972
China Education Group Holdings Ltd.	44,000	111,149
China Lesso Group Holdings Ltd.	46,000	116,557
China Yongda Automobiles Services Holdings Ltd.	69,500	122,587
CIFI Holdings Group Co. Ltd.	88,570	77,183
Estun Automation Co. Ltd., A Shares(1)	16,400	83,918
Far East Horizon Ltd.(2)	79,000	86,475
Hainan Meilan International Airport Co. Ltd., H Shares(1)	12,000	51,088
Haitian International Holdings Ltd.	24,000	86,829
Li Ning Co. Ltd.	12,500	114,923
Maanshan Iron & Steel Co. Ltd., H Shares	122,000	59,545
Minth Group Ltd.	12,000	50,752
MMG Ltd.(1)	152,000	92,404
Xinte Energy Co. Ltd., H Shares	23,200	50,524
		1,227,563
Egypt — 0.9%
Fawry for Banking & Payment Technology Services S.A.E.(1)	59,026	82,413
Greece — 1.8%
JUMBO SA	4,150	79,836
OPAP SA	5,867	92,205
		172,041
India — 17.7%
AU Small Finance Bank Ltd.(1)	3,335	45,749
Bata India Ltd.	2,724	58,061
Berger Paints India Ltd.	5,729	63,390
Central Depository Services India Ltd.	14,893	199,516
Crompton Greaves Consumer Electricals Ltd.	24,050	130,608
Indraprastha Gas Ltd.	12,980	91,943
JK Cement Ltd.(1)	4,279	165,615
Jubilant Foodworks Ltd.(1)	3,257	140,114
L&T Technology Services Ltd.	5,186	193,461
Larsen & Toubro Infotech Ltd.	2,436	132,043
MakeMyTrip Ltd.(1)	1,982	54,505
Prestige Estates Projects Ltd.(1)	41,424	155,511
6

	Shares	Value
Shriram Transport Finance Co. Ltd.	3,655	$73,238
Torrent Pharmaceuticals Ltd.	1,345	50,365
Varun Beverages Ltd.	4,068	56,545
Zydus Wellness Ltd.(1)	3,365	97,580
		1,708,244
Indonesia — 2.9%
Ace Hardware Indonesia Tbk PT	439,400	45,830
Bank BTPN Syariah Tbk PT	254,600	47,203
Jasa Marga Persero Tbk PT	229,800	62,361
Semen Indonesia Persero Tbk PT	71,400	48,219
Tower Bersama Infrastructure Tbk PT	478,900	80,118
		283,731
Malaysia — 2.8%
Carlsberg Brewery Malaysia Bhd	12,300	65,459
Inari Amertron Bhd	175,000	132,793
VS Industry Bhd	250,200	73,714
		271,966
Mexico — 4.7%
Cemex SAB de CV, ADR(1)	30,431	251,969
Gentera SAB de CV(1)	219,988	124,253
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	1,560	79,591
		455,813
Peru — 1.2%
Intercorp Financial Services, Inc.(2)	4,039	113,657
Philippines — 1.9%
International Container Terminal Services, Inc.	29,600	90,549
Wilcon Depot, Inc.	243,500	92,584
		183,133
Russia — 3.9%
Detsky Mir PJSC	64,543	133,790
TCS Group Holding plc, GDR	3,236	242,246
		376,036
Saudi Arabia — 1.2%
Leejam Sports Co. JSC(1)	5,580	113,384
South Africa — 1.7%
Capitec Bank Holdings Ltd.	630	75,617
Clicks Group Ltd.	2,904	54,624
JSE Ltd.	4,300	35,850
		166,091
South Korea — 14.1%
Chunbo Co. Ltd.	272	41,408
CJ Logistics Corp.(1)	688	104,874
Cosmax, Inc.(1)	656	74,039
Doosan Bobcat, Inc.(1)	3,691	167,309
Ecopro BM Co. Ltd.	928	149,329
GS Retail Co. Ltd.	1,882	62,804
Han Kuk Carbon Co. Ltd.	4,582	49,451
Hite Jinro Co. Ltd.	2,419	82,026
Iljin Materials Co. Ltd.	2,577	156,764
Innocean Worldwide, Inc.	1,634	94,990
Koh Young Technology, Inc.	3,285	77,719
LG Innotek Co. Ltd.	737	133,188
7

	Shares	Value
Mando Corp.(1)	1,504	$87,341
Studio Dragon Corp.(1)	1,012	87,013
		1,368,255
Taiwan — 15.7%
Accton Technology Corp.	10,000	105,754
Airtac International Group	4,000	144,812
Asia Cement Corp.	26,000	47,283
ASPEED Technology, Inc.	1,000	79,355
Chailease Holding Co. Ltd.	34,717	262,210
Gourmet Master Co. Ltd.	9,000	53,519
ITEQ Corp.	14,000	62,554
Merida Industry Co. Ltd.	5,000	57,838
Nien Made Enterprise Co. Ltd.	4,000	58,770
Powertech Technology, Inc.	32,000	122,267
Realtek Semiconductor Corp.	12,000	214,748
Sercomm Corp.	22,000	52,280
Simplo Technology Co. Ltd.	4,000	52,576
Taiwan Union Technology Corp.	15,000	52,280
Vanguard International Semiconductor Corp.	36,000	151,651
		1,517,897
Thailand — 2.6%
Minor International PCL(1)	76,800	78,643
Muangthai Capital PCL	43,400	85,273
Srisawad Corp. PCL	35,560	85,487
		249,403
Turkey — 0.6%
Sok Marketler Ticaret AS(1)	44,768	59,387
TOTAL COMMON STOCKS (Cost $6,740,004)		9,417,717
EXCHANGE-TRADED FUNDS — 2.6%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $251,189)	165,000	251,712
RIGHTS†
South Korea†
Cosmax, Inc.(1) (Cost $—)	67	1,382
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $11,100), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $10,863)		10,863
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,903	21,903
TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,766)		32,766
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $7,023,959)		9,703,577
OTHER ASSETS AND LIABILITIES — (0.3)%		(31,415)
TOTAL NET ASSETS — 100.0%		$9,672,162

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.8%
Consumer Discretionary	18.1%
Financials	18.1%
Industrials	16.6%
Materials	10.5%
Consumer Staples	5.7%
Communication Services	2.7%
Real Estate	2.4%
Energy	1.6%
Health Care	1.0%
Utilities	0.9%
Exchange-Traded Funds	2.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $121,829. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $126,806, all of which is securities collateral.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,023,959) — including $121,829 of securities on loan	$9,703,577
Foreign currency holdings, at value (cost of $95,196)	95,282
Receivable for investments sold	226,919
Receivable for capital shares sold	4,960
Dividends and interest receivable	8,904
Other assets	592
10,040,234

Liabilities
Payable for investments purchased	315,429
Accrued management fees	10,215
Distribution and service fees payable	230
Accrued foreign taxes	42,198
368,072

Net Assets	$9,672,162

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,417,165
Distributable earnings	3,254,997
$9,672,162

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,435,488	213,413	$16.10
I Class, $0.01 Par Value	$5,552,191	343,351	$16.17
A Class, $0.01 Par Value	$243,165	15,193	$16.01*
C Class, $0.01 Par Value	$9,774	626	$15.61
R Class, $0.01 Par Value	$413,794	26,035	$15.89
R6 Class, $0.01 Par Value	$17,750	1,094	$16.22
*Maximum offering price $16.99 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,713)	$52,943
Securities lending, net	170
Interest	16
53,129

Expenses:
Management fees	56,783
Distribution and service fees:
A Class	289
C Class	47
R Class	887
Directors' fees and expenses	97
Other expenses	160
58,263

Net investment income (loss)	(5,134)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $3,586)	666,953
Foreign currency translation transactions	(3,482)
663,471

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(22,856))	705,565
Translation of assets and liabilities in foreign currencies	(702)
704,863

Net realized and unrealized gain (loss)	1,368,334

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,363,200

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$(5,134)	$31,274
Net realized gain (loss)	663,471	625,468
Change in net unrealized appreciation (depreciation)	704,863	511,074
Net increase (decrease) in net assets resulting from operations	1,363,200	1,167,816

Distributions to Shareholders
From earnings:
Investor Class	(125,868)	(18,004)
I Class	(175,627)	(14,053)
A Class	(8,853)	(971)
C Class	(365)	—
R Class	(11,882)	—
R6 Class	(638)	(1,053)
Decrease in net assets from distributions	(323,233)	(34,081)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,218,807	(2,886,183)

Net increase (decrease) in net assets	2,258,774	(1,752,448)

Net Assets
Beginning of period	7,413,388	9,165,836
End of period	$9,672,162	$7,413,388

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.39%	1.19%	1.39%	1.39%	1.39%	1.04%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $3,701,450 and $2,826,800, respectively.

16

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	36,227	$566,298	120,640	$1,518,746
Issued in reinvestment of distributions	8,815	125,349	1,277	16,531
Redeemed	(41,364)	(624,223)	(292,724)	(3,710,859)
	3,678	67,424	(170,807)	(2,175,582)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	74,725	1,151,004	146,395	1,806,093
Issued in reinvestment of distributions	12,299	175,627	1,084	14,053
Redeemed	(19,147)	(292,172)	(61,929)	(811,084)
	67,877	1,034,459	85,550	1,009,062
A Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	2,814	32,167
Issued in reinvestment of distributions	626	8,853	75	971
Redeemed	—	—	(56,705)	(766,988)
	626	8,853	(53,816)	(733,850)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	747	10,204
Issued in reinvestment of distributions	26	365	—	—
Redeemed	—	—	(55,780)	(740,656)
	26	365	(55,033)	(730,452)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	11,330	173,849	12,202	145,359
Issued in reinvestment of distributions	845	11,882	—	—
Redeemed	(5,143)	(78,663)	(20,231)	(261,806)
	7,032	107,068	(8,029)	(116,447)
R6 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	44	638	81	1,053
Redeemed	—	—	(10,463)	(139,967)
	44	638	(10,382)	(138,914)
Net increase (decrease)	79,283	$1,218,807	(212,517)	$(2,886,183)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$110,242	—	—
Brazil	109,784	$848,677	—
China	58,657	1,168,906	—
India	54,505	1,653,739	—
Mexico	331,560	124,253	—
Peru	113,657	—	—
Other Countries	—	4,843,737	—
Exchange-Traded Funds	251,712	—	—
Rights	—	1,382	—
Temporary Cash Investments	21,903	10,863	—
	$1,052,020	$8,651,557	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,041,426
Gross tax appreciation of investments	$2,869,896
Gross tax depreciation of investments	(207,745)
Net tax appreciation (depreciation) of investments	$2,662,151

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$14.23	(0.02)	2.50	2.48	—	(0.61)	(0.61)	$16.10	17.98%	1.40%(4)	(0.20)%(4)	32%	$3,435
2020	$12.52	0.04	1.72	1.76	(0.05)	—	(0.05)	$14.23	14.07%	1.54%	0.37%	60%	$2,984
2019	$11.68	0.05	1.20	1.25	—	(0.41)	(0.41)	$12.52	11.36%	1.61%	0.43%	67%	$4,764
2018	$13.66	0.04	(1.86)	(1.82)	(0.14)	(0.02)	(0.16)	$11.68	(13.59)%	1.60%	0.31%	75%	$5,924
2017	$10.45	(0.03)	3.33	3.30	(0.09)	—	(0.09)	$13.66	31.85%	1.61%	(0.16)%	49%	$6,884
2016(5)	$10.00	0.04	0.41	0.45	—	—	—	$10.45	4.50%	1.60%(4)	0.59%(4)	51%	$2,373
I Class
2021(3)	$14.27	—(6)	2.51	2.51	—	(0.61)	(0.61)	$16.17	18.14%	1.20%(4)	0.00%(4)(7)	32%	$5,552
2020	$12.56	0.07	1.71	1.78	(0.07)	—	(0.07)	$14.27	14.25%	1.34%	0.57%	60%	$3,932
2019	$11.69	0.07	1.21	1.28	—	(0.41)	(0.41)	$12.56	11.52%	1.41%	0.63%	67%	$2,386
2018	$13.68	0.06	(1.86)	(1.80)	(0.17)	(0.02)	(0.19)	$11.69	(13.39)%	1.40%	0.51%	75%	$1,304
2017	$10.46	0.01	3.32	3.33	(0.11)	—	(0.11)	$13.68	32.18%	1.41%	0.04%	49%	$829
2016(5)	$10.00	0.05	0.41	0.46	—	—	—	$10.46	4.60%	1.40%(4)	0.79%(4)	51%	$628

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$14.17	(0.03)	2.48	2.45	—	(0.61)	(0.61)	$16.01	17.76%	1.65%(4)	(0.45)%(4)	32%	$243
2020	$12.47	0.02	1.69	1.71	(0.01)	—	(0.01)	$14.17	13.76%	1.79%	0.12%	60%	$206
2019	$11.66	0.02	1.20	1.22	—	(0.41)	(0.41)	$12.47	11.11%	1.86%	0.18%	67%	$853
2018	$13.64	0.01	(1.86)	(1.85)	(0.11)	(0.02)	(0.13)	$11.66	(13.82)%	1.85%	0.06%	75%	$1,209
2017	$10.43	(0.04)	3.31	3.27	(0.06)	—	(0.06)	$13.64	31.57%	1.86%	(0.41)%	49%	$1,956
2016(5)	$10.00	0.02	0.41	0.43	—	—	—	$10.43	4.30%	1.85%(4)	0.34%(4)	51%	$1,043
C Class
2021(3)	$13.88	(0.09)	2.43	2.34	—	(0.61)	(0.61)	$15.61	17.40%	2.40%(4)	(1.20)%(4)	32%	$10
2020	$12.29	(0.07)	1.66	1.59	—	—	—	$13.88	12.94%	2.54%	(0.63)%	60%	$8
2019	$11.58	(0.07)	1.19	1.12	—	(0.41)	(0.41)	$12.29	10.20%	2.61%	(0.57)%	67%	$684
2018	$13.55	(0.10)	(1.85)	(1.95)	—(6)	(0.02)	(0.02)	$11.58	(14.41)%	2.60%	(0.69)%	75%	$1,160
2017	$10.38	(0.13)	3.30	3.17	—	—	—	$13.55	30.54%	2.61%	(1.16)%	49%	$1,355
2016(5)	$10.00	(0.03)	0.41	0.38	—	—	—	$10.38	3.80%	2.60%(4)	(0.41)%(4)	51%	$1,038
R Class
2021(3)	$14.09	(0.05)	2.46	2.41	—	(0.61)	(0.61)	$15.89	17.65%	1.90%(4)	(0.70)%(4)	32%	$414
2020	$12.42	(0.01)	1.68	1.67	—	—	—	$14.09	13.54%	2.04%	(0.13)%	60%	$268
2019	$11.64	(0.01)	1.20	1.19	—	(0.41)	(0.41)	$12.42	10.68%	2.11%	(0.07)%	67%	$336
2018	$13.62	(0.03)	(1.86)	(1.89)	(0.07)	(0.02)	(0.09)	$11.64	(13.98)%	2.10%	(0.19)%	75%	$375
2017	$10.41	(0.07)	3.32	3.25	(0.04)	—	(0.04)	$13.62	31.30%	2.11%	(0.66)%	49%	$331
2016(5)	$10.00	0.01	0.40	0.41	—	—	—	$10.41	4.10%	2.10%(4)	0.09%(4)	51%	$212

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$14.31	0.01	2.51	2.52	—	(0.61)	(0.61)	$16.22	18.16%	1.05%(4)	0.15%(4)	32%	$18
2020	$12.59	0.10	1.71	1.81	(0.09)	—	(0.09)	$14.31	14.47%	1.19%	0.72%	60%	$15
2019	$11.70	0.09	1.21	1.30	—	(0.41)	(0.41)	$12.59	11.68%	1.26%	0.78%	67%	$144
2018	$13.69	0.08	(1.86)	(1.78)	(0.19)	(0.02)	(0.21)	$11.70	(13.25)%	1.25%	0.66%	75%	$240
2017	$10.47	0.03	3.31	3.34	(0.12)	—	(0.12)	$13.69	32.35%	1.26%	0.19%	49%	$277
2016(5)	$10.00	0.06	0.41	0.47	—	—	—	$10.47	4.70%	1.25%(4)	0.94%(4)	51%	$209

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)April 7, 2016 (fund inception) through November 30, 2016.
(6)Per-share amount was less than $0.005.
(7)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92636 2107

Semiannual Report

May 28, 2021

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	100.1%
Temporary Cash Investments	—*
Other Assets and Liabilities	(0.1)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
United States	66.7%
Hong Kong	5.4%
China	4.1%
Italy	3.7%
India	2.8%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,150.20	$5.64	1.07%
I Class	$1,000	$1,151.90	$4.59	0.87%
Y Class	$1,000	$1,152.80	$3.80	0.72%
A Class	$1,000	$1,149.50	$6.96	1.32%
C Class	$1,000	$1,144.20	$10.88	2.07%
R Class	$1,000	$1,147.80	$8.27	1.57%
R5 Class	$1,000	$1,151.90	$4.59	0.87%
R6 Class	$1,000	$1,152.30	$3.80	0.72%
Hypothetical
Investor Class	$1,000	$1,019.27	$5.30	1.07%
I Class	$1,000	$1,020.25	$4.31	0.87%
Y Class	$1,000	$1,020.99	$3.57	0.72%
A Class	$1,000	$1,018.05	$6.53	1.32%
C Class	$1,000	$1,014.37	$10.22	2.07%
R Class	$1,000	$1,016.82	$7.76	1.57%
R5 Class	$1,000	$1,020.25	$4.31	0.87%
R6 Class	$1,000	$1,020.99	$3.57	0.72%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 2.5%
B3 SA - Brasil Bolsa Balcao	5,732,400	$19,149,430
China — 4.1%
Alibaba Group Holding Ltd., ADR(1)	69,200	14,806,032
Ping An Insurance Group Co. of China Ltd., H Shares	1,554,500	16,980,069
		31,786,101
France — 2.8%
Pernod Ricard SA	98,780	21,808,103
Hong Kong — 5.4%
AIA Group Ltd.	1,671,200	22,304,350
Hong Kong Exchanges & Clearing Ltd.	324,383	19,963,367
		42,267,717
Hungary — 1.6%
OTP Bank Nyrt(1)	224,353	12,315,096
India — 2.8%
HDFC Bank Ltd.(1)	1,069,160	22,179,153
Ireland — 2.4%
CRH plc	364,560	19,072,654
Italy — 3.7%
Stellantis NV	1,472,564	28,809,158
Japan — 2.6%
Shiseido Co. Ltd.	279,200	20,175,726
Switzerland — 2.7%
Zurich Insurance Group AG	50,730	21,337,077
United Kingdom — 2.8%
AstraZeneca plc	191,020	21,771,235
United States — 66.7%
Adobe, Inc.(1)	36,957	18,647,763
Alphabet, Inc., Class A(1)	9,530	22,460,781
Amazon.com, Inc.(1)	11,388	36,704,321
American Express Co.	180,040	28,829,805
AMETEK, Inc.	148,540	20,067,754
Aptiv plc(1)	142,910	21,496,522
Avantor, Inc.(1)	774,260	24,892,459
Booking Holdings, Inc.(1)	10,000	23,615,500
Charles Schwab Corp. (The)	402,318	29,711,184
Cheniere Energy, Inc.(1)	337,650	28,666,485
Danaher Corp.	74,955	19,198,974
Equinix, Inc.	24,886	18,334,014
Fidelity National Information Services, Inc.	116,507	17,357,213
HEICO Corp.	154,780	21,740,399
L3Harris Technologies, Inc.	98,620	21,505,077
Lowe's Cos., Inc.	108,850	21,207,246
Mastercard, Inc., Class A	53,630	19,337,905
NXP Semiconductors NV	116,790	24,691,742
Pioneer Natural Resources Co.	117,758	17,921,590
ServiceNow, Inc.(1)	36,840	17,457,739
6

	Shares	Value
Teleflex, Inc.	52,438	$21,090,039
Texas Instruments, Inc.	129,100	24,505,762
Visa, Inc., Class A	95,512	21,709,878
		521,150,152
TOTAL COMMON STOCKS (Cost $503,387,389)		781,821,602
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $70,964), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $69,450)		69,450
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $117,403), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $115,000)		115,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	140,033	140,033
TOTAL TEMPORARY CASH INVESTMENTS (Cost $324,483)		324,483
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $503,711,872)		782,146,085
OTHER ASSETS AND LIABILITIES — (0.1)%		(755,934)
TOTAL NET ASSETS — 100.0%		$781,390,151

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Consumer Discretionary	18.7%
Information Technology	18.4%
Health Care	11.2%
Industrials	8.1%
Energy	6.0%
Consumer Staples	5.4%
Communication Services	2.9%
Materials	2.4%
Real Estate	2.3%
Temporary Cash Investments	—*
Other Assets and Liabilities	(0.1)%
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $503,711,872)	$782,146,085
Receivable for capital shares sold	2,465,331
Dividends and interest receivable	955,724
Other assets	1,208
785,568,348

Liabilities
Payable for capital shares redeemed	2,955,714
Accrued management fees	644,339
Distribution and service fees payable	16,299
Accrued foreign taxes	561,845
4,178,197

Net Assets	$781,390,151

Net Assets Consist of:
Capital (par value and paid-in surplus)	$461,521,989
Distributable earnings	319,868,162
$781,390,151

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$516,185,908	34,154,668	$15.11
I Class, $0.01 Par Value	$107,587,740	6,914,957	$15.56
Y Class, $0.01 Par Value	$158,251	10,076	$15.71
A Class, $0.01 Par Value	$35,154,306	2,442,995	$14.39*
C Class, $0.01 Par Value	$5,989,872	533,757	$11.22
R Class, $0.01 Par Value	$9,275,072	666,121	$13.92
R5 Class, $0.01 Par Value	$10,609	682	$15.56
R6 Class, $0.01 Par Value	$107,028,393	6,825,494	$15.68
*Maximum offering price $15.27 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $266,685)	$6,252,683
Interest	335
6,253,018

Expenses:
Management fees	3,647,443
Distribution and service fees:
A Class	40,882
C Class	28,933
R Class	22,702
Directors' fees and expenses	9,449
Other expenses	10,247
3,759,656

Net investment income (loss)	2,493,362

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	44,138,829
Foreign currency translation transactions	(8,860)
44,129,969

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $38,669)	57,084,935
Translation of assets and liabilities in foreign currencies	9,516
57,094,451

Net realized and unrealized gain (loss)	101,224,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,717,782

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$2,493,362	$(674,587)
Net realized gain (loss)	44,129,969	81,701,387
Change in net unrealized appreciation (depreciation)	57,094,451	73,995,456
Net increase (decrease) in net assets resulting from operations	103,717,782	155,022,256

Distributions to Shareholders
From earnings:
Investor Class	(45,815,568)	(70,603,884)
I Class	(9,140,352)	(4,139,998)
Y Class	(16,008)	(46,321)
A Class	(3,095,249)	(4,387,898)
C Class	(729,583)	(962,993)
R Class	(964,647)	(1,212,750)
R5 Class	(890)	(1,131)
R6 Class	(8,866,888)	(6,775,967)
Decrease in net assets from distributions	(68,629,185)	(88,130,942)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	53,253,080	42,008,322

Net increase (decrease) in net assets	88,341,677	108,899,636

Net Assets
Beginning of period	693,048,474	584,148,838
End of period	$781,390,151	$693,048,474

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 28, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.06%
I Class	0.850% to 1.100%	0.86%
Y Class	0.700% to 0.950%	0.71%
A Class	1.050% to 1.300%	1.06%
C Class	1.050% to 1.300%	1.06%
R Class	1.050% to 1.300%	1.06%
R5 Class	0.850% to 1.100%	0.86%
R6 Class	0.700% to 0.950%	0.71%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.

13

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $116,499,138 and $125,496,086, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,234,681	$17,612,065	4,048,205	$48,125,859
Issued in reinvestment of distributions	3,325,188	44,324,768	5,805,629	68,462,968
Redeemed	(2,194,886)	(31,373,403)	(11,332,337)	(135,918,928)
	2,364,983	30,563,430	(1,478,503)	(19,330,101)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	613,585	8,943,770	6,520,526	78,283,780
Issued in reinvestment of distributions	666,184	9,133,388	342,162	4,129,640
Redeemed	(719,793)	(10,489,985)	(2,548,314)	(32,311,440)
	559,976	7,587,173	4,314,374	50,101,980
Y Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	1,158	16,008	3,811	46,321
Redeemed	(2,171)	(31,408)	(14,182)	(179,832)
	(1,013)	(15,400)	(10,371)	(133,511)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	253,745	3,429,471	510,346	6,048,111
Issued in reinvestment of distributions	238,150	3,026,891	375,963	4,257,021
Redeemed	(238,831)	(3,293,594)	(755,382)	(8,720,936)
	253,064	3,162,768	130,927	1,584,196
C Class/Shares Authorized	30,000,000		30,000,000
Sold	145,960	1,577,184	109,079	1,056,740
Issued in reinvestment of distributions	72,540	721,044	95,662	879,003
Redeemed	(157,035)	(1,651,565)	(183,221)	(1,758,641)
	61,465	646,663	21,520	177,102
R Class/Shares Authorized	30,000,000		30,000,000
Sold	59,089	782,126	197,690	2,324,558
Issued in reinvestment of distributions	78,345	964,421	109,728	1,210,541
Redeemed	(130,251)	(1,693,983)	(230,339)	(2,620,957)
	7,183	52,564	77,079	914,142
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	65	890	94	1,131
R6 Class/Shares Authorized	65,000,000		65,000,000
Sold	1,318,170	19,476,368	3,891,598	44,325,196
Issued in reinvestment of distributions	583,293	8,055,272	463,745	5,619,736
Redeemed	(1,094,098)	(16,276,648)	(3,069,071)	(41,251,549)
	807,365	11,254,992	1,286,272	8,693,383
Net increase (decrease)	4,053,088	$53,253,080	4,341,392	$42,008,322

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	—	$19,149,430	—
China	$14,806,032	16,980,069	—
France	—	21,808,103	—
Hong Kong	—	42,267,717	—
Hungary	—	12,315,096	—
India	—	22,179,153	—
Ireland	—	19,072,654	—
Italy	—	28,809,158	—
Japan	—	20,175,726	—
Switzerland	—	21,337,077	—
United Kingdom	—	21,771,235	—
Other Countries	521,150,152	—	—
Temporary Cash Investments	140,033	184,450	—
	$536,096,217	$246,049,868	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$508,154,586
Gross tax appreciation of investments	$276,329,256
Gross tax depreciation of investments	(2,337,757)
Net tax appreciation (depreciation) of investments	$273,991,499

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$14.56	0.04	1.95	1.99	—	(1.44)	(1.44)	$15.11	15.02%	1.07%(4)	0.62%(4)	16%	$516,186
2020	$13.54	(0.02)	3.16	3.14	—(5)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
2019	$12.32	0.01	2.33	2.34	(0.01)	(1.11)	(1.12)	$13.54	21.82%	1.07%	0.07%	68%	$450,413
2018	$13.67	0.04	0.11	0.15	(0.03)	(1.47)	(1.50)	$12.32	1.27%	1.07%	0.29%	42%	$408,562
2017	$10.84	0.02	2.98	3.00	(0.04)	(0.13)	(0.17)	$13.67	27.99%	1.08%	0.14%	54%	$437,822
2016	$12.01	0.03	(0.42)	(0.39)	(0.01)	(0.77)	(0.78)	$10.84	(3.24)%	1.08%	0.27%	57%	$387,155
I Class
2021(3)	$14.93	0.06	2.01	2.07	—	(1.44)	(1.44)	$15.56	15.19%	0.87%(4)	0.82%(4)	16%	$107,588
2020	$13.84	—(5)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$28,238
2018	$13.91	0.06	0.12	0.18	(0.05)	(1.47)	(1.52)	$12.57	1.52%	0.87%	0.49%	42%	$16,210
2017	$11.01	0.05	3.02	3.07	(0.04)	(0.13)	(0.17)	$13.91	28.25%	0.88%	0.34%	54%	$32,498
2016	$12.19	0.05	(0.42)	(0.37)	(0.04)	(0.77)	(0.81)	$11.01	(3.07)%	0.88%	0.47%	57%	$37,028

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$15.05	0.07	2.03	2.10	—	(1.44)	(1.44)	$15.71	15.28%	0.72%(4)	0.97%(4)	16%	$158
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
2019	$12.65	0.01	2.43	2.44	(0.05)	(1.11)	(1.16)	$13.93	22.18%	0.72%	0.42%	68%	$299
2018	$13.98	0.08	0.12	0.20	(0.06)	(1.47)	(1.53)	$12.65	1.62%	0.72%	0.64%	42%	$7
2017(6)	$11.95	0.04	1.99	2.03	—	—	—	$13.98	16.99%	0.73%(4)	0.49%(4)	54%(7)	$6
A Class
2021(3)	$13.94	0.03	1.86	1.89	—	(1.44)	(1.44)	$14.39	14.95%	1.32%(4)	0.37%(4)	16%	$35,154
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537
2019	$11.96	(0.02)	2.25	2.23	—	(1.11)	(1.11)	$13.08	21.48%	1.32%	(0.18)%	68%	$26,932
2018	$13.31	—(5)	0.12	0.12	—	(1.47)	(1.47)	$11.96	1.08%	1.32%	0.04%	42%	$26,256
2017	$10.58	(0.01)	2.90	2.89	(0.03)	(0.13)	(0.16)	$13.31	27.65%	1.33%	(0.11)%	54%	$30,622
2016	$11.76	—(5)	(0.41)	(0.41)	—	(0.77)	(0.77)	$10.58	(3.52)%	1.33%	0.02%	57%	$36,382
C Class
2021(3)	$11.23	(0.02)	1.45	1.43	—	(1.44)	(1.44)	$11.22	14.42%	2.07%(4)	(0.38)%(4)	16%	$5,990
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302
2019	$10.32	(0.09)	1.88	1.79	—	(1.11)	(1.11)	$11.00	20.53%	2.07%	(0.93)%	68%	$4,960
2018	$11.77	(0.08)	0.10	0.02	—	(1.47)	(1.47)	$10.32	0.27%	2.07%	(0.71)%	42%	$4,662
2017	$9.42	(0.09)	2.58	2.49	(0.01)	(0.13)	(0.14)	$11.77	26.77%	2.08%	(0.86)%	54%	$5,977
2016	$10.63	(0.07)	(0.37)	(0.44)	—	(0.77)	(0.77)	$9.42	(4.23)%	2.08%	(0.73)%	57%	$6,872

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$13.55	0.01	1.80	1.81	—	(1.44)	(1.44)	$13.92	14.78%	1.57%(4)	0.12%(4)	16%	$9,275
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
2019	$11.75	(0.05)	2.21	2.16	—	(1.11)	(1.11)	$12.80	21.24%	1.57%	(0.43)%	68%	$7,448
2018	$13.14	(0.03)	0.11	0.08	—	(1.47)	(1.47)	$11.75	0.75%	1.57%	(0.21)%	42%	$6,995
2017	$10.47	(0.04)	2.86	2.82	(0.02)	(0.13)	(0.15)	$13.14	27.29%	1.58%	(0.36)%	54%	$7,925
2016	$11.67	(0.03)	(0.40)	(0.43)	—	(0.77)	(0.77)	$10.47	(3.73)%	1.58%	(0.23)%	57%	$7,007
R5 Class
2021(3)	$14.93	0.06	2.01	2.07	—	(1.44)	(1.44)	$15.56	15.19%	0.87%(4)	0.82%(4)	16%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
2019	$12.57	0.03	2.39	2.42	(0.04)	(1.11)	(1.15)	$13.84	22.04%	0.87%	0.27%	68%	$7
2018	$13.90	0.06	0.12	0.18	(0.04)	(1.47)	(1.51)	$12.57	1.52%	0.87%	0.49%	42%	$6
2017(6)	$11.90	0.03	1.97	2.00	—	—	—	$13.90	16.81%	0.88%(4)	0.34%(4)	54%(7)	$6
R6 Class
2021(3)	$15.03	0.07	2.02	2.09	—	(1.44)	(1.44)	$15.68	15.23%	0.72%(4)	0.97%(4)	16%	$107,028
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433
2019	$12.63	0.05	2.40	2.45	(0.05)	(1.11)	(1.16)	$13.92	22.30%	0.72%	0.42%	68%	$65,850
2018	$13.98	0.09	0.10	0.19	(0.07)	(1.47)	(1.54)	$12.63	1.58%	0.72%	0.64%	42%	$48,147
2017	$11.05	0.05	3.05	3.10	(0.04)	(0.13)	(0.17)	$13.98	28.46%	0.73%	0.49%	54%	$37,248
2016	$12.23	0.07	(0.43)	(0.36)	(0.05)	(0.77)	(0.82)	$11.05	(2.91)%	0.73%	0.62%	57%	$16,508

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2107

Semiannual Report

May 28, 2021

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	96.7%
Temporary Cash Investments	3.3%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.2)%

Top Five Countries	% of net assets
France	20.2%
United Kingdom	9.9%
Spain	8.3%
Germany	8.1%
Japan	8.0%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,122.50	$5.67	1.09%
I Class	$1,000	$1,123.50	$4.63	0.89%
A Class	$1,000	$1,120.60	$6.97	1.34%
C Class	$1,000	$1,116.50	$10.85	2.09%
R Class	$1,000	$1,119.20	$8.26	1.59%
R6 Class	$1,000	$1,124.10	$3.85	0.74%
G Class	$1,000	$1,127.90	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.18	$5.40	1.09%
I Class	$1,000	$1,020.16	$4.41	0.89%
A Class	$1,000	$1,017.95	$6.63	1.34%
C Class	$1,000	$1,014.27	$10.32	2.09%
R Class	$1,000	$1,016.72	$7.86	1.59%
R6 Class	$1,000	$1,020.89	$3.67	0.74%
G Class	$1,000	$1,024.52	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.7%
Brazil — 1.3%
Magazine Luiza SA	149,864	$584,020
China — 5.3%
ANTA Sports Products Ltd.	46,000	928,567
GDS Holdings Ltd., ADR(1)	7,300	549,106
Wuxi Biologics Cayman, Inc.(1)	59,000	875,630
		2,353,303
Denmark — 2.3%
Novo Nordisk A/S, B Shares	13,130	1,036,560
Finland — 2.3%
Neste Oyj	15,070	993,969
France — 20.2%
Air Liquide SA	4,190	712,577
Capgemini SE	7,030	1,314,397
Dassault Systemes SE	3,360	771,745
Edenred(2)	13,790	759,448
LVMH Moet Hennessy Louis Vuitton SE	1,560	1,249,610
Safran SA	7,280	1,100,807
Schneider Electric SE	8,760	1,394,239
Teleperformance	2,430	931,043
Valeo SA	19,640	645,338
		8,879,204
Germany — 8.1%
Daimler AG	9,630	898,457
Infineon Technologies AG	24,255	980,798
Knorr-Bremse AG	5,831	724,859
Puma SE	8,380	957,785
		3,561,899
Hong Kong — 4.3%
AIA Group Ltd.	56,400	752,732
Techtronic Industries Co. Ltd.	61,000	1,148,272
		1,901,004
India — 2.1%
HDFC Bank Ltd., ADR(1)	12,080	924,482
Indonesia — 1.6%
Bank Central Asia Tbk PT	309,500	686,388
Ireland — 1.5%
Ryanair Holdings plc, ADR(1)	5,530	645,628
Japan — 8.0%
FANUC Corp.	3,000	719,221
Keyence Corp.	1,800	889,768
Olympus Corp.	30,500	649,776
Recruit Holdings Co. Ltd.	24,300	1,245,521
		3,504,286
Mexico — 2.9%
Cemex SAB de CV, ADR(1)	156,630	1,296,896
6

	Shares	Value
Netherlands — 2.7%
Adyen NV(1)	519	$1,201,206
Singapore — 1.7%
Sea Ltd., ADR(1)	2,930	741,993
Spain — 8.3%
Amadeus IT Group SA(1)	9,400	709,290
CaixaBank SA(2)	301,380	1,044,855
Cellnex Telecom SA	16,844	1,021,853
Iberdrola SA	63,224	871,479
		3,647,477
Sweden — 4.4%
Hexagon AB, B Shares	68,950	986,821
Telefonaktiebolaget LM Ericsson, B Shares	69,870	937,136
		1,923,957
Switzerland — 6.2%
Lonza Group AG	1,410	911,507
Partners Group Holding AG	760	1,147,110
Zur Rose Group AG(1)	1,800	675,711
		2,734,328
Taiwan — 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	74,000	1,571,181
United Kingdom — 9.9%
Ashtead Group plc	12,970	946,131
ASOS plc(1)	11,620	803,592
AstraZeneca plc	4,760	542,514
HSBC Holdings plc	178,000	1,155,676
Whitbread plc(1)	20,050	903,029
		4,350,942
TOTAL COMMON STOCKS (Cost $33,752,775)		42,538,723
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $314,810), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $308,095)		308,095
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $523,267), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $513,000)		513,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	621,211	621,211
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,442,306)		1,442,306
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $85,255)	85,255	85,255
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $35,280,336)		44,066,284
OTHER ASSETS AND LIABILITIES — (0.2)%		(80,990)
TOTAL NET ASSETS — 100.0%		$43,985,294
7

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.2%
Industrials	20.3%
Consumer Discretionary	15.8%
Financials	13.0%
Health Care	9.1%
Materials	4.5%
Communication Services	4.0%
Energy	2.3%
Utilities	2.0%
Consumer Staples	1.5%
Temporary Cash Investments	3.3%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $324,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $339,272, which includes securities collateral of $254,017.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $35,195,081) — including $324,425 of securities on loan	$43,981,029
Investment made with cash collateral received for securities on loan, at value (cost of $85,255)	85,255
Total investment securities, at value (cost of $35,280,336)	44,066,284
Receivable for capital shares sold	8,864
Dividends and interest receivable	79,460
Securities lending receivable	188
44,154,796

Liabilities
Payable for collateral received for securities on loan	85,255
Payable for capital shares redeemed	59,277
Accrued management fees	24,452
Distribution and service fees payable	518
169,502

Net Assets	$43,985,294

Net Assets Consist of:
Capital (par value and paid-in surplus)	$33,418,061
Distributable earnings	10,567,233
$43,985,294

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$16,493,266	807,428	$20.43
I Class, $0.01 Par Value	$12,037,913	585,550	$20.56
A Class, $0.01 Par Value	$98,298	4,853	$20.26*
C Class, $0.01 Par Value	$58,127	2,959	$19.64
R Class, $0.01 Par Value	$1,097,210	54,603	$20.09
R6 Class, $0.01 Par Value	$176,872	8,563	$20.66
G Class, $0.01 Par Value	$14,023,608	667,046	$21.02
*Maximum offering price $21.50 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $32,741)	$229,339
Securities lending, net	342
Interest	141
229,822

Expenses:
Management fees	151,137
Distribution and service fees:
A Class	115
C Class	271
R Class	2,217
Directors' fees and expenses	390
Other expenses	67
154,197
Fees waived - G Class	(34,572)
119,625

Net investment income (loss)	110,197

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,757,705
Foreign currency translation transactions	700
1,758,405

Change in net unrealized appreciation (depreciation) on:
Investments	1,645,800
Translation of assets and liabilities in foreign currencies	427
1,646,227

Net realized and unrealized gain (loss)	3,404,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,514,829

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$110,197	$13,064
Net realized gain (loss)	1,758,405	(52,701)
Change in net unrealized appreciation (depreciation)	1,646,227	4,861,664
Net increase (decrease) in net assets resulting from operations	3,514,829	4,822,027

Distributions to Shareholders
From earnings:
Investor Class	—	(231,555)
I Class	—	(86,412)
A Class	—	(26,816)
C Class	—	(26,219)
R Class	—	(16,491)
R6 Class	—	(5,882)
G Class	(8,055)	(46,910)
Decrease in net assets from distributions	(8,055)	(440,285)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,781,178	3,612,428

Net increase (decrease) in net assets	23,287,952	7,994,170

Net Assets
Beginning of period	20,697,342	12,703,172
End of period	$43,985,294	$20,697,342

See Notes to Financial Statements.
11

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$85,255	—	—	—	$85,255
Gross amount of recognized liabilities for securities lending transactions					$85,255
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $22,722 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $26,473,661 and $7,045,117, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	451,120	$8,706,906	444,978	$6,842,135
Issued in reinvestment of distributions	—	—	16,376	229,083
Redeemed	(179,281)	(3,470,658)	(391,362)	(5,932,032)
	271,839	5,236,248	69,992	1,139,186
I Class/Shares Authorized	30,000,000		30,000,000
Sold	286,901	5,629,554	360,602	5,962,098
Issued in reinvestment of distributions	—	—	6,159	86,412
Redeemed	(6,582)	(128,691)	(242,553)	(3,916,623)
	280,319	5,500,863	124,208	2,131,887
A Class/Shares Authorized	30,000,000		30,000,000
Sold	385	7,431	3,159	53,590
Issued in reinvestment of distributions	—	—	1,925	26,816
Redeemed	(241)	(4,730)	(57,907)	(1,014,907)
	144	2,701	(52,823)	(934,501)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	299	5,751	2,105	31,528
Issued in reinvestment of distributions	—	—	1,921	26,219
Redeemed	(148)	(2,717)	(57,410)	(979,320)
	151	3,034	(53,384)	(921,573)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	20,414	388,903	24,980	357,602
Issued in reinvestment of distributions	—	—	1,193	16,491
Redeemed	(3,876)	(74,796)	(21,018)	(324,511)
	16,538	314,107	5,155	49,582
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	6,848	133,998	170	2,596
Issued in reinvestment of distributions	—	—	418	5,882
Redeemed	(8,607)	(164,171)	(2,884)	(50,420)
	(1,759)	(30,173)	(2,296)	(41,942)
G Class/Shares Authorized	40,000,000		40,000,000
Sold	469,725	9,493,007	178,453	2,580,442
Issued in reinvestment of distributions	414	8,055	3,350	46,910
Redeemed	(36,710)	(746,664)	(28,318)	(437,563)
	433,429	8,754,398	153,485	2,189,789
Net increase (decrease)	1,000,661	$19,781,178	244,337	$3,612,428
16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$549,106	$1,804,197	—
India	924,482	—	—
Ireland	645,628	—	—
Mexico	1,296,896	—	—
Singapore	741,993	—	—
Other Countries	—	36,576,421	—
Temporary Cash Investments	621,211	821,095	—
Temporary Cash Investments - Securities Lending Collateral	85,255	—	—
	$4,864,571	$39,201,713	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$35,359,791
Gross tax appreciation of investments	$8,987,892
Gross tax depreciation of investments	(281,399)
Net tax appreciation (depreciation) of investments	$8,706,493

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2020, the fund had accumulated short-term capital losses of $(29,351), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$18.20	0.02	2.21	2.23	—	—	—	$20.43	12.25%	1.09%(4)	1.09%(4)	0.34%(4)	0.34%(4)	23%	$16,493
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
2019	$11.92	0.02	2.46	2.48	(0.06)	—	(0.06)	$14.34	20.96%	1.24%	1.24%	0.13%	0.13%	96%	$6,677
2018	$12.81	0.08	(0.97)	(0.89)	—	—	—	$11.92	(6.95)%	1.23%	1.23%	0.59%	0.59%	82%	$6,180
2017	$9.75	0.01	3.13	3.14	(0.08)	—	(0.08)	$12.81	32.40%	1.24%	1.24%	0.14%	0.14%	76%	$5,882
2016(5)	$10.00	0.04	(0.29)	(0.25)	—	—	—	$9.75	(2.50)%	1.23%(4)	1.23%(4)	0.56%(4)	0.56%(4)	47%	$2,074
I Class
2021(3)	$18.30	0.05	2.21	2.26	—	—	—	$20.56	12.35%	0.89%(4)	0.89%(4)	0.54%(4)	0.54%(4)	23%	$12,038
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
2019	$11.96	0.02	2.49	2.51	(0.08)	—	(0.08)	$14.39	21.21%	1.04%	1.04%	0.33%	0.33%	96%	$2,605
2018	$12.83	0.09	(0.96)	(0.87)	—	—	—	$11.96	(6.78)%	1.03%	1.03%	0.79%	0.79%	82%	$776
2017	$9.76	0.05	3.11	3.16	(0.09)	—	(0.09)	$12.83	32.74%	1.04%	1.04%	0.34%	0.34%	76%	$777
2016(5)	$10.00	0.05	(0.29)	(0.24)	—	—	—	$9.76	(2.40)%	1.03%(4)	1.03%(4)	0.76%(4)	0.76%(4)	47%	$586

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$18.07	(0.01)	2.20	2.19	—	—	—	$20.26	12.06%	1.34%(4)	1.34%(4)	0.09%(4)	0.09%(4)	23%	$98
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
2019	$11.87	—(6)	2.44	2.44	(0.03)	—	(0.03)	$14.28	20.66%	1.49%	1.49%	(0.12)%	(0.12)%	96%	$822
2018	$12.79	0.03	(0.95)	(0.92)	—	—	—	$11.87	(7.19)%	1.48%	1.48%	0.34%	0.34%	82%	$1,217
2017	$9.73	(0.01)	3.12	3.11	(0.05)	—	(0.05)	$12.79	32.13%	1.49%	1.49%	(0.11)%	(0.11)%	76%	$1,295
2016(5)	$10.00	0.02	(0.29)	(0.27)	—	—	—	$9.73	(2.70)%	1.48%(4)	1.48%(4)	0.31%(4)	0.31%(4)	47%	$978
C Class
2021(3)	$17.59	(0.08)	2.13	2.05	—	—	—	$19.64	11.65%	2.09%(4)	2.09%(4)	(0.66)%(4)	(0.66)%(4)	23%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49
2019	$11.70	(0.09)	2.40	2.31	—	—	—	$14.01	19.85%	2.24%	2.24%	(0.87)%	(0.87)%	96%	$787
2018	$12.70	(0.07)	(0.93)	(1.00)	—	—	—	$11.70	(7.95)%	2.23%	2.23%	(0.41)%	(0.41)%	82%	$1,170
2017	$9.68	(0.09)	3.11	3.02	—	—	—	$12.70	31.20%	2.24%	2.24%	(0.86)%	(0.86)%	76%	$1,270
2016(5)	$10.00	(0.03)	(0.29)	(0.32)	—	—	—	$9.68	(3.20)%	2.23%(4)	2.23%(4)	(0.44)%(4)	(0.44)%(4)	47%	$968

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$17.95	(0.02)	2.16	2.14	—	—	—	$20.09	11.92%	1.59%(4)	1.59%(4)	(0.16)%(4)	(0.16)%(4)	23%	$1,097
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683
2019	$11.82	(0.04)	2.44	2.40	—(6)	—	—(6)	$14.22	20.36%	1.74%	1.74%	(0.37)%	(0.37)%	96%	$468
2018	$12.77	—(6)	(0.95)	(0.95)	—	—	—	$11.82	(7.44)%	1.73%	1.73%	0.09%	0.09%	82%	$406
2017	$9.72	(0.04)	3.12	3.08	(0.03)	—	(0.03)	$12.77	31.73%	1.74%	1.74%	(0.36)%	(0.36)%	76%	$298
2016(5)	$10.00	—(6)	(0.28)	(0.28)	—	—	—	$9.72	(2.80)%	1.73%(4)	1.73%(4)	0.06%(4)	0.06%(4)	47%	$196
R6 Class
2021(3)	$18.37	0.05	2.24	2.29	—	—	—	$20.66	12.41%	0.74%(4)	0.74%(4)	0.69%(4)	0.69%(4)	23%	$177
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
2019	$11.99	0.08	2.45	2.53	(0.10)	—	(0.10)	$14.42	21.34%	0.89%	0.89%	0.48%	0.48%	96%	$182
2018	$12.84	0.11	(0.96)	(0.85)	—	—	—	$11.99	(6.62)%	0.88%	0.88%	0.94%	0.94%	82%	$242
2017	$9.77	0.06	3.12	3.18	(0.11)	—	(0.11)	$12.84	32.90%	0.89%	0.89%	0.49%	0.49%	76%	$260
2016(5)	$10.00	0.06	(0.29)	(0.23)	—	—	—	$9.77	(2.30)%	0.88%(4)	0.88%(4)	0.91%(4)	0.91%(4)	47%	$195
G Class
2021(3)	$18.65	0.16	2.22	2.38	(0.01)	—	(0.01)	$21.02	12.79%	0.00%(4)	0.74%(4)	1.43%(4)	0.69%(4)	23%	$14,024
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356
2019(7)	$12.94	0.12	1.45	1.57	—	—	—	$14.51	12.13%	0.01%(4)	0.89%(4)	1.29%(4)	0.41%(4)	96%(8)	$1,163

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)March 29, 2016 (fund inception) through November 30, 2016.
(6)Per-share amount was less than $0.005.
(7)April 1, 2019 (commencement of sale) through November 30, 2019.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2107

Semiannual Report

May 28, 2021

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Exchange-Traded Funds	1.5%
Temporary Cash Investments	1.5%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(0.4)%

Top Five Countries*	% of net assets
United States	56.8%
Canada	6.4%
Japan	6.3%
United Kingdom	6.1%
Sweden	2.5%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,220.50	$6.04	1.11%
I Class	$1,000	$1,221.60	$4.96	0.91%
A Class	$1,000	$1,218.80	$7.40	1.36%
C Class	$1,000	$1,214.00	$11.45	2.11%
R Class	$1,000	$1,217.60	$8.75	1.61%
R6 Class	$1,000	$1,222.30	$4.14	0.76%
Hypothetical
Investor Class	$1,000	$1,019.08	$5.50	1.11%
I Class	$1,000	$1,020.06	$4.51	0.91%
A Class	$1,000	$1,017.85	$6.73	1.36%
C Class	$1,000	$1,014.17	$10.42	2.11%
R Class	$1,000	$1,016.63	$7.96	1.61%
R6 Class	$1,000	$1,020.79	$3.77	0.76%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 1.7%
Champion Iron Ltd.(1)	81,203	$412,776
Nickel Mines Ltd.	319,182	250,504
Seven Group Holdings Ltd.(2)	20,809	327,253
		990,533
Belgium — 1.5%
D'ieteren SA	4,338	512,124
Melexis NV	3,487	363,670
		875,794
Brazil — 1.1%
Locaweb Servicos de Internet SA	61,700	311,004
Pet Center Comercio e Participacoes SA	73,783	327,031
		638,035
Canada — 6.4%
Boralex, Inc., A Shares(2)	7,721	235,391
BRP, Inc.	4,095	345,146
Capstone Mining Corp.(1)	201,737	928,486
Colliers International Group, Inc. (Toronto)	5,233	581,454
ECN Capital Corp.	99,466	692,446
TFI International, Inc.	5,362	513,985
Whitecap Resources, Inc.(2)	88,517	419,852
		3,716,760
China — 1.6%
21Vianet Group, Inc., ADR(1)	11,343	253,176
China Yongda Automobiles Services Holdings Ltd.	389,500	687,017
		940,193
Denmark — 1.5%
Pandora A/S	6,408	865,532
Finland — 1.3%
Metso Outotec Oyj	65,266	773,629
France — 1.7%
APERAM SA(2)	11,163	615,442
SOITEC(1)	1,998	403,671
		1,019,113
Germany — 1.1%
flatexDEGIRO AG(1)	2,879	362,295
Hypoport SE(1)	544	304,228
		666,523
Israel — 2.2%
Kornit Digital Ltd.(1)	5,291	551,322
Nova Measuring Instruments Ltd.(1)	7,045	706,050
		1,257,372
Japan — 6.3%
Appier Group, Inc.(1)	16,100	258,866
Asics Corp.	14,000	334,330
CKD Corp.	10,600	240,575
en-japan, Inc.	8,400	286,795
6

	Shares	Value
Food & Life Cos. Ltd.	8,000	$355,643
Japan Steel Works Ltd. (The)	8,500	225,708
Kuraray Co. Ltd.	24,500	259,171
Nextage Co. Ltd.	29,000	438,566
Nippon Gas Co. Ltd.	23,400	362,832
Open House Co. Ltd.	10,000	463,234
Zeon Corp.	29,200	443,832
		3,669,552
Netherlands — 1.2%
Basic-Fit NV(1)	8,644	415,875
Corbion NV	5,447	314,337
		730,212
Norway — 1.1%
Bakkafrost P/F	7,100	633,171
South Korea — 0.8%
SK Materials Co. Ltd.	1,583	456,511
Sweden — 2.5%
Lifco AB, B Shares	21,120	471,090
Nordic Entertainment Group AB, B Shares(1)	5,865	282,689
Stillfront Group AB(1)	17,612	184,522
Trelleborg AB, B Shares	21,246	545,167
		1,483,468
Switzerland — 0.4%
SIG Combibloc Group AG(1)	8,770	231,979
Taiwan — 1.5%
Accton Technology Corp.	27,000	285,535
Airtac International Group	16,000	579,249
		864,784
United Kingdom — 6.1%
boohoo Group plc(1)	1,894	8,572
Dr. Martens plc(1)	65,764	456,870
Electrocomponents plc	48,601	681,598
Fevertree Drinks plc	9,404	341,105
Howden Joinery Group plc	53,071	599,484
IWG plc(1)	63,199	322,612
Pets at Home Group plc	46,916	298,154
S4 Capital plc(1)	53,411	421,020
Weir Group plc (The)(1)	14,764	402,324
		3,531,739
United States — 56.8%
American Eagle Outfitters, Inc.	19,830	702,577
ArcBest Corp.	5,836	454,274
Arko Corp.(1)	25,356	265,984
Axogen, Inc.(1)	18,592	377,418
Bloomin' Brands, Inc.(1)	14,508	428,711
BRP Group, Inc., Class A(1)	13,210	324,702
Brunswick Corp.	5,392	551,224
Builders FirstSource, Inc.(1)	10,362	461,523
Callaway Golf Co.(1)	18,759	692,582
Capri Holdings Ltd.(1)	13,178	747,324
Clean Harbors, Inc.(1)	6,572	611,853
Crocs, Inc.(1)	5,678	574,841
7

	Shares	Value
Deckers Outdoor Corp.(1)	1,214	$407,224
DigitalOcean Holdings, Inc.(1)	4,180	175,727
Diversey Holdings Ltd.(1)	23,086	389,692
elf Beauty, Inc.(1)	20,117	563,276
Encompass Health Corp.	2,939	252,137
Endeavor Group Holdings, Inc., Class A(1)	10,207	302,638
Evoqua Water Technologies Corp.(1)	10,393	323,430
Fox Factory Holding Corp.(1)	4,096	636,846
Glacier Bancorp, Inc.	11,903	693,350
Global Medical REIT, Inc.	43,331	623,966
Goosehead Insurance, Inc., Class A	641	57,607
H.B. Fuller Co.	9,935	686,707
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,173	57,723
Health Catalyst, Inc.(1)	2,792	149,902
Huntsman Corp.	17,957	509,620
I3 Verticals, Inc., Class A(1)	11,909	370,013
Innovage Holding Corp.(1)	11,331	242,483
Jabil, Inc.	10,778	608,418
JetBlue Airways Corp.(1)	23,745	477,275
Kinsale Capital Group, Inc.	1,591	264,838
Korn Ferry	8,990	588,036
Lattice Semiconductor Corp.(1)	5,914	313,856
Leslie's, Inc.(1)	10,077	293,845
Lovesac Co. (The)(1)	5,932	492,475
MACOM Technology Solutions Holdings, Inc.(1)	4,575	270,840
Manhattan Associates, Inc.(1)	2,905	395,022
Masonite International Corp.(1)	4,898	585,556
MAXIMUS, Inc.	3,565	330,369
MGP Ingredients, Inc.	3,952	275,415
Natera, Inc.(1)	3,870	364,322
National Instruments Corp.	3,819	155,815
nCino, Inc.(1)	1,672	102,193
NeoGenomics, Inc.(1)	6,513	267,228
Newmark Group, Inc., Class A	39,112	504,545
Onto Innovation, Inc.(1)	4,332	310,908
Open Lending Corp., Class A(1)	16,320	629,626
Option Care Health, Inc.(1)	21,735	398,620
Ortho Clinical Diagnostics Holdings plc(1)	24,770	509,023
Planet Fitness, Inc., Class A(1)	5,283	416,142
Power Integrations, Inc.	3,350	275,337
QuinStreet, Inc.(1)	25,032	453,330
R1 RCM, Inc.(1)	28,668	663,664
RadNet, Inc.(1)	25,286	669,320
Repay Holdings Corp.(1)	11,919	270,680
Revolve Group, Inc.(1)	2,581	143,091
RH(1)	851	545,534
Ryman Hospitality Properties, Inc.(1)	8,711	652,541
SailPoint Technologies Holdings, Inc.(1)	5,194	241,677
SeaSpine Holdings Corp.(1)	13,970	284,709
Semtech Corp.(1)	4,587	288,981
Sensata Technologies Holding plc(1)	6,532	388,197
SI-BONE, Inc.(1)	8,288	250,049
8

	Shares	Value
Silk Road Medical, Inc.(1)	3,417	$165,998
Silvergate Capital Corp., Class A(1)	4,049	451,059
Skyline Champion Corp.(1)	3,253	164,764
SP Plus Corp.(1)	17,018	556,318
Spirit AeroSystems Holdings, Inc., Class A	14,858	731,162
Sprout Social, Inc., Class A(1)	5,847	405,899
Summit Materials, Inc., Class A(1)	18,892	657,819
Tandem Diabetes Care, Inc.(1)	1,945	166,084
TCF Financial Corp.	9,755	463,363
Travel & Leisure Co.	10,376	675,996
Triumph Bancorp, Inc.(1)	5,926	496,302
Veeco Instruments, Inc.(1)	12,738	303,419
Wintrust Financial Corp.	12,382	995,760
Wyndham Hotels & Resorts, Inc.	7,706	578,412
		33,129,186
TOTAL COMMON STOCKS (Cost $40,418,023)		56,474,086
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI EAFE ETF	699	56,500
Schwab International Small-Cap Equity ETF	16,100	682,157
Schwab US Small-Cap ETF(2)	1,408	144,771
TOTAL EXCHANGE-TRADED FUNDS (Cost $834,482)		883,428
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $198,697), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $194,459)		194,459
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $329,504), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $323,000)		323,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	392,086	392,086
TOTAL TEMPORARY CASH INVESTMENTS (Cost $909,545)		909,545
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $340,100)	340,100	340,100
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $42,502,150)		58,607,159
OTHER ASSETS AND LIABILITIES — (0.4)%		(245,631)
TOTAL NET ASSETS — 100.0%		$58,361,528

9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	23.8%
Industrials	19.5%
Information Technology	12.6%
Materials	10.5%
Financials	9.9%
Health Care	8.1%
Real Estate	4.7%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	1.0%
Energy	0.7%
Exchange-Traded Funds	1.5%
Temporary Cash Investments	1.5%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,679,993. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,753,843, which includes securities collateral of $1,413,743.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $42,162,050) — including $1,679,993 of securities on loan	$58,267,059
Investment made with cash collateral received for securities on loan, at value (cost of $340,100)	340,100
Total investment securities, at value (cost of $42,502,150)	58,607,159
Foreign currency holdings, at value (cost of $96,103)	96,129
Receivable for investments sold	226,755
Receivable for capital shares sold	57,455
Dividends and interest receivable	72,623
Securities lending receivable	1,026
Other assets	1,621
59,062,768

Liabilities
Payable for collateral received for securities on loan	340,100
Payable for investments purchased	310,200
Payable for capital shares redeemed	3,128
Accrued management fees	47,129
Distribution and service fees payable	683
701,240

Net Assets	$58,361,528

Net Assets Consist of:
Capital (par value and paid-in surplus)	$34,905,644
Distributable earnings	23,455,884
$58,361,528

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$31,485,529	1,299,010	$24.24
I Class, $0.01 Par Value	$7,630,859	311,106	$24.53
A Class, $0.01 Par Value	$89,018	3,726	$23.89*
C Class, $0.01 Par Value	$64,959	2,841	$22.86
R Class, $0.01 Par Value	$1,514,104	64,299	$23.55
R6 Class, $0.01 Par Value	$17,577,059	710,373	$24.74
*Maximum offering price $25.35 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $13,136)	$202,207
Securities lending, net	6,652
Interest	113
208,972

Expenses:
Management fees	257,973
Distribution and service fees:
A Class	96
C Class	293
R Class	2,876
Directors' fees and expenses	689
Other expenses	2,637
264,564

Net investment income (loss)	(55,592)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,832,868
Foreign currency translation transactions	(1,989)
8,830,879

Change in net unrealized appreciation (depreciation) on:
Investments	1,717,807
Translation of assets and liabilities in foreign currencies	792
1,718,599

Net realized and unrealized gain (loss)	10,549,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,493,886

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$(55,592)	$(158,271)
Net realized gain (loss)	8,830,879	1,906,839
Change in net unrealized appreciation (depreciation)	1,718,599	11,333,298
Net increase (decrease) in net assets resulting from operations	10,493,886	13,081,866

Distributions to Shareholders
From earnings:
Investor Class	(1,491,067)	(752,595)
I Class	(85,407)	(27,255)
A Class	(4,280)	(33,528)
C Class	(3,236)	(30,545)
R Class	(60,372)	(27,101)
R6 Class	(1,339,898)	(10,074)
Decrease in net assets from distributions	(2,984,260)	(881,098)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,012,734	18,080,718

Net increase (decrease) in net assets	10,522,360	30,281,486

Net Assets
Beginning of period	47,839,168	17,557,682
End of period	$58,361,528	$47,839,168

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$242,108	—	—	—	$242,108
Exchange-Traded Funds	97,992	—	—	—	97,992
Total Borrowings	$340,100	—	—	—	$340,100
Gross amount of recognized liabilities for securities lending transactions					$340,100

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $40,741 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $37,833,055 and $38,448,657, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	289,604	$6,651,615	507,419	$8,327,857
Issued in reinvestment of distributions	66,964	1,466,380	47,962	739,577
Redeemed	(78,948)	(1,816,831)	(482,942)	(7,711,302)
	277,620	6,301,164	72,439	1,356,132
I Class/Shares Authorized	25,000,000		25,000,000
Sold	292,581	6,888,766	21,302	404,684
Issued in reinvestment of distributions	3,813	85,407	1,753	27,255
Redeemed	(12,816)	(303,713)	(30,455)	(549,600)
	283,578	6,670,460	(7,400)	(117,661)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	1,009	23,282	2,004	32,714
Issued in reinvestment of distributions	198	4,280	2,196	33,528
Redeemed	(483)	(11,039)	(44,016)	(783,257)
	724	16,523	(39,816)	(717,015)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	431	9,338	1,400	20,980
Issued in reinvestment of distributions	156	3,236	2,062	30,545
Redeemed	—	—	(40,331)	(711,043)
	587	12,574	(36,869)	(659,518)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	27,863	634,949	25,240	399,452
Issued in reinvestment of distributions	2,528	53,905	1,794	27,101
Redeemed	(6,846)	(156,445)	(20,014)	(329,670)
	23,545	532,409	7,020	96,883
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	45,827	1,058,979	2,037,224	31,243,617
Issued in reinvestment of distributions	60,208	1,339,898	644	10,074
Redeemed	(547,186)	(12,919,273)	(899,244)	(13,131,794)
	(441,151)	(10,520,396)	1,138,624	18,121,897
Net increase (decrease)	144,903	$3,012,734	1,133,998	$18,080,718

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$990,533	—
Belgium	—	875,794	—
Brazil	—	638,035	—
Canada	—	3,716,760	—
China	$253,176	687,017	—
Denmark	—	865,532	—
Finland	—	773,629	—
France	—	1,019,113	—
Germany	—	666,523	—
Japan	—	3,669,552	—
Netherlands	—	730,212	—
Norway	—	633,171	—
South Korea	—	456,511	—
Sweden	—	1,483,468	—
Switzerland	—	231,979	—
Taiwan	—	864,784	—
United Kingdom	—	3,531,739	—
Other Countries	34,386,558	—	—
Exchange-Traded Funds	883,428	—	—
Temporary Cash Investments	392,086	517,459	—
Temporary Cash Investments - Securities Lending Collateral	340,100	—	—
	$36,255,348	$22,351,811	—

19

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$43,263,085
Gross tax appreciation of investments	$15,945,838
Gross tax depreciation of investments	(601,764)
Net tax appreciation (depreciation) of investments	$15,344,074

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$21.11	(0.04)	4.53	4.49	(1.36)	$24.24	22.05%	1.11%(4)	(0.34)%(4)	71%	$31,486
2020	$15.81	(0.11)	6.19	6.08	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
2019	$13.66	(0.06)	2.44	2.38	(0.23)	$15.81	17.93%	1.51%	(0.39)%	161%	$15,005
2018	$14.80	(0.13)	(0.24)	(0.37)	(0.77)	$13.66	(2.73)%	1.50%	(0.86)%	147%	$15,159
2017	$10.85	(0.06)	4.01	3.95	—	$14.80	36.41%	1.51%	(0.44)%	130%	$10,059
2016(5)	$10.00	(0.03)	0.88	0.85	—	$10.85	8.50%	1.50%(4)	(0.40)%(4)	95%	$2,357
I Class
2021(3)	$21.33	—(6)	4.56	4.56	(1.36)	$24.53	22.16%	0.91%(4)	(0.14)%(4)	71%	$7,631
2020	$15.94	(0.08)	6.25	6.17	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
2019	$13.74	(0.02)	2.45	2.43	(0.23)	$15.94	18.12%	1.31%	(0.19)%	161%	$557
2018	$14.85	(0.10)	(0.24)	(0.34)	(0.77)	$13.74	(2.50)%	1.30%	(0.66)%	147%	$1,424
2017	$10.86	(0.02)	4.01	3.99	—	$14.85	36.74%	1.31%	(0.24)%	130%	$891
2016(5)	$10.00	(0.01)	0.87	0.86	—	$10.86	8.60%	1.30%(4)	(0.20)%(4)	95%	$652

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$20.85	(0.06)	4.46	4.40	(1.36)	$23.89	21.88%	1.36%(4)	(0.59)%(4)	71%	$89
2020	$15.66	(0.15)	6.12	5.97	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
2019	$13.57	(0.08)	2.40	2.32	(0.23)	$15.66	17.60%	1.76%	(0.64)%	161%	$671
2018	$14.74	(0.17)	(0.23)	(0.40)	(0.77)	$13.57	(2.95)%	1.75%	(1.11)%	147%	$1,477
2017	$10.83	(0.08)	3.99	3.91	—	$14.74	36.10%	1.76%	(0.69)%	130%	$1,517
2016(5)	$10.00	(0.05)	0.88	0.83	—	$10.83	8.30%	1.75%(4)	(0.65)%(4)	95%	$1,083
C Class
2021(3)	$20.08	(0.15)	4.29	4.14	(1.36)	$22.86	21.40%	2.11%(4)	(1.34)%(4)	71%	$65
2020	$15.22	(0.26)	5.90	5.64	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45
2019	$13.29	(0.18)	2.34	2.16	(0.23)	$15.22	16.75%	2.51%	(1.39)%	161%	$595
2018	$14.56	(0.28)	(0.22)	(0.50)	(0.77)	$13.29	(3.71)%	2.50%	(1.86)%	147%	$1,407
2017	$10.78	(0.17)	3.95	3.78	—	$14.56	35.06%	2.51%	(1.44)%	130%	$1,468
2016(5)	$10.00	(0.10)	0.88	0.78	—	$10.78	7.80%	2.50%(4)	(1.40)%(4)	95%	$1,078
R Class
2021(3)	$20.59	(0.09)	4.41	4.32	(1.36)	$23.55	21.76%	1.61%(4)	(0.84)%(4)	71%	$1,514
2020	$15.52	(0.18)	6.03	5.85	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839
2019	$13.48	(0.12)	2.39	2.27	(0.23)	$15.52	17.34%	2.01%	(0.89)%	161%	$523
2018	$14.68	(0.21)	(0.22)	(0.43)	(0.77)	$13.48	(3.18)%	2.00%	(1.36)%	147%	$493
2017	$10.81	(0.11)	3.98	3.87	—	$14.68	35.80%	2.01%	(0.94)%	130%	$338
2016(5)	$10.00	(0.06)	0.87	0.81	—	$10.81	8.10%	2.00%(4)	(0.90)%(4)	95%	$218

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$21.49	—(6)	4.61	4.61	(1.36)	$24.74	22.23%	0.76%(4)	0.01%(4)	71%	$17,577
2020	$16.03	(0.03)	6.27	6.24	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743
2019	$13.79	—(6)	2.47	2.47	(0.23)	$16.03	18.34%	1.16%	(0.04)%	161%	$207
2018	$14.89	(0.08)	(0.25)	(0.33)	(0.77)	$13.79	(2.36)%	1.15%	(0.51)%	147%	$361
2017	$10.87	(0.01)	4.03	4.02	—	$14.89	36.86%	1.16%	(0.09)%	130%	$366
2016(5)	$10.00	—(6)	0.87	0.87	—	$10.87	8.80%	1.15%(4)	(0.05)%(4)	95%	$217

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)March 29, 2016 (fund inception) through November 30, 2016.
(6)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2107

Semiannual Report

May 28, 2021

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Temporary Cash Investments	0.6%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(1.4)%

Top Five Countries	% of net assets
France	16.4%
Japan	11.9%
United Kingdom	11.6%
Netherlands	6.2%
Germany	6.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,124.00	$6.20	1.19%
I Class	$1,000	$1,125.80	$5.16	0.99%
Y Class	$1,000	$1,126.00	$4.38	0.84%
A Class	$1,000	$1,122.30	$7.49	1.44%
C Class	$1,000	$1,118.50	$11.38	2.19%
R Class	$1,000	$1,121.30	$8.79	1.69%
R5 Class	$1,000	$1,125.00	$5.16	0.99%
R6 Class	$1,000	$1,126.10	$4.38	0.84%
Hypothetical
Investor Class	$1,000	$1,018.69	$5.89	1.19%
I Class	$1,000	$1,019.67	$4.90	0.99%
Y Class	$1,000	$1,020.40	$4.16	0.84%
A Class	$1,000	$1,017.46	$7.12	1.44%
C Class	$1,000	$1,013.78	$10.81	2.19%
R Class	$1,000	$1,016.23	$8.36	1.69%
R5 Class	$1,000	$1,019.67	$4.90	0.99%
R6 Class	$1,000	$1,020.40	$4.16	0.84%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Australia — 2.2%
Atlassian Corp. plc, Class A(1)	38,310	$8,936,956
CSL Ltd.	121,130	27,053,658
		35,990,614
Belgium — 1.5%
KBC Group NV	303,020	24,806,348
Brazil — 0.6%
Magazine Luiza SA	2,509,324	9,778,838
Canada — 4.8%
Canada Goose Holdings, Inc.(1)(2)	287,910	11,627,937
Canadian Pacific Railway Ltd.	241,850	19,639,489
First Quantum Minerals Ltd.	709,140	17,639,714
GFL Environmental, Inc.(2)	330,710	10,761,303
Shopify, Inc., Class A(1)	6,580	8,183,373
Toronto-Dominion Bank (The)	169,350	12,205,873
		80,057,689
China — 3.1%
ANTA Sports Products Ltd.	497,000	10,032,561
GDS Holdings Ltd., ADR(1)	106,000	7,973,320
Huazhu Group Ltd., ADR(1)	167,630	9,583,407
Tencent Holdings Ltd.	86,200	6,739,193
Tencent Music Entertainment Group, ADR(1)	359,830	5,663,724
Wuxi Biologics Cayman, Inc.(1)	834,500	12,384,965
		52,377,170
Denmark — 3.9%
Carlsberg A/S, B Shares	114,980	21,118,001
DSV Panalpina A/S	54,462	13,277,259
Novo Nordisk A/S, B Shares	289,840	22,881,682
Orsted AS	45,230	6,916,979
		64,193,921
Finland — 1.3%
Neste Oyj	324,490	21,402,320
France — 16.4%
Air Liquide SA	131,120	22,299,065
Airbus SE(1)	115,930	15,231,587
Capgemini SE	132,370	24,749,187
Dassault Systemes SE	68,510	15,735,783
Edenred(2)	356,891	19,654,839
Iliad SA	44,160	7,250,528
L'Oreal SA	22,440	10,159,027
LVMH Moet Hennessy Louis Vuitton SE	52,210	41,821,895
Pernod Ricard SA	67,610	14,926,563
Safran SA	176,120	26,631,065
Schneider Electric SE	184,760	29,406,336
Teleperformance	56,640	21,701,350
Valeo SA	396,040	13,013,222
Vivendi SE	270,410	9,848,199
		272,428,646
6

	Shares	Value
Germany — 6.0%
Brenntag SE	76,950	$7,226,666
Daimler AG	228,450	21,313,858
Infineon Technologies AG	487,989	19,732,785
Knorr-Bremse AG	77,318	9,611,496
Muenchener Rueckversicherungs-Gesellschaft AG	47,890	13,784,607
Puma SE	187,450	21,424,436
Zalando SE(1)	60,930	6,508,054
		99,601,902
Hong Kong — 3.6%
AIA Group Ltd.	2,320,200	30,966,104
Sands China Ltd.(1)	1,603,200	7,326,462
Techtronic Industries Co. Ltd.	1,131,000	21,290,100
		59,582,666
India — 1.2%
HDFC Bank Ltd.(1)	941,160	19,523,861
Indonesia — 0.5%
Bank Central Asia Tbk PT	4,003,300	8,878,250
Ireland — 4.4%
CRH plc	386,990	20,246,123
ICON plc(1)	68,400	15,305,184
Kerry Group plc, A Shares	128,760	17,421,524
Ryanair Holdings plc, ADR(1)	171,610	20,035,467
		73,008,298
Israel — 0.3%
Kornit Digital Ltd.(1)	56,040	5,839,368
Italy — 2.8%
Ferrari NV	70,130	14,787,511
Prysmian SpA	180,570	6,234,136
Stellantis NV	1,287,792	25,194,290
		46,215,937
Japan — 11.9%
FANUC Corp.	82,700	19,826,526
Hoya Corp.	140,000	18,396,180
Keyence Corp.	58,000	28,670,291
Kobe Bussan Co. Ltd.	265,200	6,735,739
MonotaRO Co. Ltd.	540,600	12,594,900
Obic Co. Ltd.	84,200	15,773,092
Olympus Corp.	554,700	11,817,412
Pan Pacific International Holdings Corp.	599,400	11,986,799
Recruit Holdings Co. Ltd.	680,100	34,859,219
Sony Group Corp.	254,100	25,266,823
Terumo Corp.	337,200	13,018,026
		198,945,007
Mexico — 1.0%
Cemex SAB de CV, ADR(1)	2,048,420	16,960,918
Netherlands — 6.2%
Adyen NV(1)	11,318	26,195,083
Akzo Nobel NV	38,540	4,920,569
ASML Holding NV	71,190	48,095,248
ING Groep NV	1,716,150	24,014,257
		103,225,157
7

	Shares	Value
Singapore — 1.0%
Sea Ltd., ADR(1)	62,910	$15,931,328
Spain — 5.3%
Amadeus IT Group SA(1)	298,943	22,557,143
CaixaBank SA	4,539,990	15,739,699
Cellnex Telecom SA	406,914	24,685,729
Iberdrola SA	1,835,544	25,301,121
		88,283,692
Sweden — 3.4%
Epiroc AB, A Shares	559,170	12,755,083
Epiroc AB(1)	559,170	201,672
Hexagon AB, B Shares	1,451,310	20,771,324
Telefonaktiebolaget LM Ericsson, B Shares	1,727,650	23,172,222
		56,900,301
Switzerland — 5.7%
Lonza Group AG	35,810	23,149,690
Partners Group Holding AG	15,290	23,078,039
Sika AG	70,183	22,596,121
Zur Rose Group AG(1)	29,300	10,999,072
Zurich Insurance Group AG	36,330	15,280,426
		95,103,348
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	660,000	14,013,234
Thailand — 0.4%
Kasikornbank PCL, NVDR	1,586,000	6,061,929
United Kingdom — 11.6%
Ashtead Group plc	399,020	29,107,556
ASOS plc(1)	324,074	22,411,651
Associated British Foods plc(1)	403,090	13,240,566
AstraZeneca plc	313,610	35,743,258
Barratt Developments plc	862,660	9,232,912
Burberry Group plc(1)	165,830	5,017,715
Carnival plc(1)	356,670	8,932,277
Ferguson plc	25,290	3,434,637
Halma plc	223,020	8,231,972
HSBC Holdings plc	4,978,400	32,322,563
Ocado Group plc(1)	169,409	4,532,527
Whitbread plc(1)	461,040	20,764,720
		192,972,354
TOTAL COMMON STOCKS (Cost $1,049,608,651)		1,662,083,096
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $2,190,549), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $2,143,826)		2,143,826
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $3,644,469), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $3,573,000)		3,573,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,322,581	4,322,581
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,039,407)		10,039,407
8

	Shares	Value
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $15,472,470)	15,472,470	$15,472,470
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $1,075,120,528)		1,687,594,973
OTHER ASSETS AND LIABILITIES — (1.4)%		(23,626,642)
TOTAL NET ASSETS — 100.0%		$1,663,968,331

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.3%
Information Technology	18.9%
Consumer Discretionary	18.0%
Financials	13.5%
Health Care	10.8%
Materials	6.2%
Consumer Staples	5.8%
Communication Services	4.2%
Utilities	1.9%
Energy	1.3%
Temporary Cash Investments	0.6%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,886,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,472,470.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,059,648,058) — including $14,886,315 of securities on loan	$1,672,122,503
Investment made with cash collateral received for securities on loan, at value (cost of $15,472,470)	15,472,470
Total investment securities, at value (cost of $1,075,120,528)	1,687,594,973
Receivable for investments sold	9,428,931
Receivable for capital shares sold	224,499
Dividends and interest receivable	4,356,101
Securities lending receivable	7,828
Other assets	66,335
1,701,678,667

Liabilities
Payable for collateral received for securities on loan	15,472,470
Payable for investments purchased	16,452,145
Payable for capital shares redeemed	3,296,502
Accrued management fees	1,599,249
Distribution and service fees payable	23,855
Accrued foreign taxes	845,609
Accrued other expenses	20,506
37,710,336

Net Assets	$1,663,968,331

Net Assets Consist of:
Capital (par value and paid-in surplus)	$942,481,984
Distributable earnings	721,486,347
$1,663,968,331

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,384,922,995	84,069,075	$16.47
I Class, $0.01 Par Value	$87,522,054	5,354,532	$16.35
Y Class, $0.01 Par Value	$37,922,055	2,319,285	$16.35
A Class, $0.01 Par Value	$92,960,150	5,612,303	$16.56*
C Class, $0.01 Par Value	$1,704,384	108,478	$15.71
R Class, $0.01 Par Value	$7,691,909	461,282	$16.68
R5 Class, $0.01 Par Value	$8,945	547	$16.35
R6 Class, $0.01 Par Value	$51,235,839	3,135,547	$16.34
*Maximum offering price $17.57 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,320,666)	$12,475,363
Interest	226,405
Securities lending, net	22,766
12,724,534

Expenses:
Management fees	9,050,777
Distribution and service fees:
A Class	109,663
C Class	8,897
R Class	17,808
Directors' fees and expenses	20,236
Other expenses	65,289
9,272,670

Net investment income (loss)	3,451,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $9,265)	110,494,920
Foreign currency translation transactions	(383,614)
110,111,306

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(288))	70,650,196
Translation of assets and liabilities in foreign currencies	35,477
70,685,673

Net realized and unrealized gain (loss)	180,796,979

Net Increase (Decrease) in Net Assets Resulting from Operations	$184,248,843

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$3,451,864	$1,014,690
Net realized gain (loss)	110,111,306	63,609,780
Change in net unrealized appreciation (depreciation)	70,685,673	238,837,670
Net increase (decrease) in net assets resulting from operations	184,248,843	303,462,140

Distributions to Shareholders
From earnings:
Investor Class	(54,887,728)	(4,906,875)
I Class	(3,793,173)	(471,463)
Y Class	(1,442,300)	(151,818)
A Class	(3,664,774)	(231,840)
C Class	(85,443)	(9,443)
R Class	(292,738)	(19,202)
R5 Class	(508)	(40)
R6 Class	(2,636,516)	(297,497)
Decrease in net assets from distributions	(66,803,180)	(6,088,178)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	46,993,211	(167,936,818)

Net increase (decrease) in net assets	164,438,874	129,437,144

Net Assets
Beginning of period	1,499,529,457	1,370,092,313
End of period	$1,663,968,331	$1,499,529,457

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$15,472,470	—	—	—	$15,472,470
Gross amount of recognized liabilities for securities lending transactions					$15,472,470

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 17% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended May 28, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.500%	1.18%
I Class	0.850% to 1.300%	0.98%
Y Class	0.700% to 1.150%	0.83%
A Class	1.050% to 1.500%	1.18%
C Class	1.050% to 1.500%	1.18%
R Class	1.050% to 1.500%	1.18%
R5 Class	0.850% to 1.300%	0.98%
R6 Class	0.700% to 1.150%	0.83%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $30,556 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(537) in net realized gain (loss) on investment transactions.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $390,607,804 and $371,280,623, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	2,673,212	$42,037,193	3,240,677	$38,156,109
Issued in reinvestment of distributions	3,482,060	52,071,522	379,819	4,748,521
Redeemed	(3,225,894)	(50,380,963)	(16,638,244)	(211,154,875)
	2,929,378	43,727,752	(13,017,748)	(168,250,245)
I Class/Shares Authorized	90,000,000		90,000,000
Sold	458,584	7,115,320	1,092,403	13,679,290
Issued in reinvestment of distributions	255,044	3,782,308	36,444	453,353
Redeemed	(759,800)	(11,891,699)	(1,813,504)	(22,006,067)
	(46,172)	(994,071)	(684,657)	(7,873,424)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	405,174	6,283,076	889,212	11,191,681
Issued in reinvestment of distributions	96,900	1,437,024	12,036	149,903
Redeemed	(105,226)	(1,637,988)	(500,101)	(6,593,043)
	396,848	6,082,112	401,147	4,748,541
A Class/Shares Authorized	80,000,000		80,000,000
Sold	540,284	8,488,884	1,149,517	14,501,908
Issued in reinvestment of distributions	238,591	3,593,173	18,170	228,255
Redeemed	(425,871)	(6,676,518)	(1,359,112)	(17,240,766)
	353,004	5,405,539	(191,425)	(2,510,603)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	3,062	45,727	12,823	149,256
Issued in reinvestment of distributions	5,736	82,198	695	8,410
Redeemed	(26,389)	(395,008)	(112,520)	(1,326,676)
	(17,591)	(267,083)	(99,002)	(1,169,010)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	61,214	978,460	73,216	960,881
Issued in reinvestment of distributions	19,165	290,918	1,499	19,053
Redeemed	(50,425)	(809,241)	(126,035)	(1,616,452)
	29,954	460,137	(51,320)	(636,518)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	21	313	189	2,856
Issued in reinvestment of distributions	25	372	3	40
Redeemed	(210)	(3,192)	—	—
	(164)	(2,507)	192	2,896
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,134,578	17,498,039	1,715,636	21,568,793
Issued in reinvestment of distributions	176,481	2,615,452	23,795	296,197
Redeemed	(1,795,687)	(27,532,159)	(1,139,714)	(14,113,445)
	(484,628)	(7,418,668)	599,717	7,751,545
Net increase (decrease)	3,160,629	$46,993,211	(13,043,096)	$(167,936,818)
17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$8,936,956	$27,053,658	—
Canada	10,761,303	69,296,386	—
China	23,220,451	29,156,719	—
Ireland	35,340,651	37,667,647	—
Israel	5,839,368	—	—
Mexico	16,960,918	—	—
Singapore	15,931,328	—	—
Other Countries	—	1,381,917,711	—
Temporary Cash Investments	4,322,581	5,716,826	—
Temporary Cash Investments - Securities Lending Collateral	15,472,470	—	—
	$136,786,026	$1,550,808,947	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,078,548,446
Gross tax appreciation of investments	$614,875,876
Gross tax depreciation of investments	(5,829,349)
Net tax appreciation (depreciation) of investments	$609,046,527

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$15.32	0.03	1.80	1.83	—(4)	(0.68)	(0.68)	$16.47	12.40%	1.19%(5)	0.43%(5)	24%	$1,384,923
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	(0.05)	$15.32	24.57%	1.18%	0.06%	51%	$1,243,217
2019	$11.83	0.05	1.66	1.71	(0.12)	(1.07)	(1.19)	$12.35	16.82%	1.18%	0.43%	68%	$1,162,998
2018	$13.80	0.08	(1.28)	(1.20)	(0.13)	(0.64)	(0.77)	$11.83	(9.23)%	1.17%	0.62%	69%	$1,173,094
2017	$10.56	0.10	3.19	3.29	(0.05)	—	(0.05)	$13.80	31.32%	1.17%	0.80%	57%	$1,357,353
2016	$12.25	0.09	(1.10)	(1.01)	(0.06)	(0.62)	(0.68)	$10.56	(8.59)%	1.18%	0.83%	70%	$1,229,531
I Class
2021(3)	$15.22	0.05	1.79	1.84	(0.03)	(0.68)	(0.71)	$16.35	12.58%	0.99%(5)	0.63%(5)	24%	$87,522
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	(0.08)	$15.22	24.82%	0.98%	0.26%	51%	$82,222
2019	$11.76	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.27	17.09%	0.98%	0.63%	68%	$74,688
2018	$13.74	0.10	(1.28)	(1.18)	(0.16)	(0.64)	(0.80)	$11.76	(9.12)%	0.97%	0.82%	69%	$67,677
2017	$10.51	0.13	3.17	3.30	(0.07)	—	(0.07)	$13.74	31.64%	0.97%	1.00%	57%	$90,679
2016	$12.19	0.11	(1.09)	(0.98)	(0.08)	(0.62)	(0.70)	$10.51	(8.40)%	0.98%	1.03%	70%	$59,236

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$15.24	0.06	1.79	1.85	(0.06)	(0.68)	(0.74)	$16.35	12.60%	0.84%(5)	0.78%(5)	24%	$37,922
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	(0.09)	$15.24	24.97%	0.83%	0.41%	51%	$29,299
2019	$11.78	0.08	1.66	1.74	(0.16)	(1.07)	(1.23)	$12.29	17.27%	0.83%	0.78%	68%	$18,691
2018	$13.75	0.15	(1.30)	(1.15)	(0.18)	(0.64)	(0.82)	$11.78	(8.95)%	0.82%	0.97%	69%	$6,177
2017(6)	$11.48	0.09	2.18	2.27	—	—	—	$13.75	19.77%	0.82%(5)	1.14%(5)	57%(7)	$6
A Class
2021(3)	$15.42	0.01	1.81	1.82	—	(0.68)	(0.68)	$16.56	12.23%	1.44%(5)	0.18%(5)	24%	$92,960
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	(0.04)	$15.42	24.27%	1.43%	(0.19)%	51%	$81,088
2019	$11.91	0.02	1.69	1.71	(0.10)	(1.07)	(1.17)	$12.45	16.56%	1.43%	0.18%	68%	$67,857
2018	$13.88	0.05	(1.29)	(1.24)	(0.09)	(0.64)	(0.73)	$11.91	(9.45)%	1.42%	0.37%	69%	$64,784
2017	$10.63	0.06	3.22	3.28	(0.03)	—	(0.03)	$13.88	30.88%	1.42%	0.55%	57%	$77,983
2016	$12.32	0.06	(1.09)	(1.03)	(0.04)	(0.62)	(0.66)	$10.63	(8.73)%	1.43%	0.58%	70%	$108,847
C Class
2021(3)	$14.71	(0.05)	1.73	1.68	—	(0.68)	(0.68)	$15.71	11.85%	2.19%(5)	(0.57)%(5)	24%	$1,704
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	(0.04)	$14.71	23.32%	2.18%	(0.94)%	51%	$1,855
2019	$11.49	(0.06)	1.62	1.56	(0.01)	(1.07)	(1.08)	$11.97	15.66%	2.18%	(0.57)%	68%	$2,694
2018	$13.42	(0.04)	(1.25)	(1.29)	—	(0.64)	(0.64)	$11.49	(10.12)%	2.17%	(0.38)%	69%	$4,268
2017	$10.33	(0.03)	3.12	3.09	—	—	—	$13.42	29.91%	2.17%	(0.20)%	57%	$6,743
2016	$12.04	(0.02)	(1.07)	(1.09)	—	(0.62)	(0.62)	$10.33	(9.43)%	2.18%	(0.17)%	70%	$6,743

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$15.54	(0.01)	1.83	1.82	—	(0.68)	(0.68)	$16.68	12.13%	1.69%(5)	(0.07)%(5)	24%	$7,692
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	(0.04)	$15.54	24.04%	1.68%	(0.44)%	51%	$6,701
2019	$12.02	(0.01)	1.71	1.70	(0.07)	(1.07)	(1.14)	$12.58	16.17%	1.68%	(0.07)%	68%	$6,069
2018	$14.00	0.02	(1.30)	(1.28)	(0.06)	(0.64)	(0.70)	$12.02	(9.68)%	1.67%	0.12%	69%	$3,226
2017	$10.72	0.03	3.25	3.28	—	—	—	$14.00	30.60%	1.67%	0.30%	57%	$3,609
2016	$12.43	0.04	(1.12)	(1.08)	(0.01)	(0.62)	(0.63)	$10.72	(9.00)%	1.68%	0.33%	70%	$3,090
R5 Class
2021(3)	$15.23	0.04	1.79	1.83	(0.03)	(0.68)	(0.71)	$16.35	12.50%	0.99%(5)	0.63%(5)	24%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	(0.08)	$15.23	24.80%	0.98%	0.26%	51%	$11
2019	$11.77	0.07	1.66	1.73	(0.15)	(1.07)	(1.22)	$12.28	17.09%	0.98%	0.63%	68%	$6
2018	$13.73	0.11	(1.27)	(1.16)	(0.16)	(0.64)	(0.80)	$11.77	(9.03)%	0.97%	0.82%	69%	$5
2017(6)	$11.48	0.08	2.17	2.25	—	—	—	$13.73	19.60%	0.97%(5)	0.99%(5)	57%(7)	$6
R6 Class
2021(3)	$15.23	0.06	1.79	1.85	(0.06)	(0.68)	(0.74)	$16.34	12.61%	0.84%(5)	0.78%(5)	24%	$51,236
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	(0.09)	$15.23	24.99%	0.83%	0.41%	51%	$55,137
2019	$11.77	0.09	1.65	1.74	(0.16)	(1.07)	(1.23)	$12.28	17.28%	0.83%	0.78%	68%	$37,088
2018	$13.75	0.14	(1.29)	(1.15)	(0.19)	(0.64)	(0.83)	$11.77	(8.93)%	0.82%	0.97%	69%	$38,315
2017	$10.53	0.15	3.16	3.31	(0.09)	—	(0.09)	$13.75	31.68%	0.82%	1.15%	57%	$29,846
2016	$12.20	0.14	(1.10)	(0.96)	(0.09)	(0.62)	(0.71)	$10.53	(8.19)%	0.83%	1.18%	70%	$37,903

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)April 10, 2017 (commencement of sale) through November 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2107

Semiannual Report

May 28, 2021

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(1.2)%

Top Five Countries	% of net assets
Japan	18.0%
United Kingdom	14.4%
Canada	11.8%
Taiwan	6.8%
Sweden	5.9%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,132.80	$7.11	1.36%
I Class	$1,000	$1,133.50	$6.07	1.16%
A Class	$1,000	$1,131.70	$8.42	1.61%
C Class	$1,000	$1,128.20	$12.32	2.36%
R Class	$1,000	$1,129.90	$9.71	1.86%
Hypothetical
Investor Class	$1,000	$1,017.85	$6.73	1.36%
I Class	$1,000	$1,018.83	$5.74	1.16%
A Class	$1,000	$1,016.63	$7.96	1.61%
C Class	$1,000	$1,012.95	$11.65	2.36%
R Class	$1,000	$1,015.40	$9.19	1.86%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 4.4%
carsales.com Ltd.	267,007	$4,006,100
Corporate Travel Management Ltd.(1)(2)	250,292	4,167,181
IDP Education Ltd.	130,673	2,264,908
Mineral Resources Ltd.	182,751	6,466,603
Nickel Mines Ltd.	5,845,768	4,587,944
OZ Minerals Ltd.	209,883	4,108,496
Seven Group Holdings Ltd.(2)	438,534	6,896,606
		32,497,838
Austria — 1.1%
ANDRITZ AG	135,736	7,925,626
Brazil — 1.8%
Banco Pan SA, Preference Shares	693,800	3,037,880
Locaweb Servicos de Internet SA	797,852	4,021,638
Pet Center Comercio e Participacoes SA	970,348	4,300,907
Randon SA Implementos e Participacoes, Preference Shares	686,500	1,953,450
		13,313,875
Canada — 11.8%
Alamos Gold, Inc. (New York), Class A	782,487	7,144,106
Boralex, Inc., A Shares(2)	117,391	3,578,917
BRP, Inc.	97,867	8,248,680
CAE, Inc.(1)	305,068	9,452,171
Descartes Systems Group, Inc. (The)(1)	62,715	3,668,260
Finning International, Inc.	260,399	6,466,595
FirstService Corp.	30,938	5,019,278
goeasy Ltd.(2)	41,906	5,059,732
Nuvei Corp.(1)	98,173	7,308,980
Parex Resources, Inc.(1)	435,371	7,431,273
Stantec, Inc.	122,231	5,467,790
TFI International, Inc.	146,226	14,016,780
Whitecap Resources, Inc.(2)	1,131,156	5,365,278
		88,227,840
China — 4.7%
21Vianet Group, Inc., ADR(1)	229,389	5,119,962
China Lesso Group Holdings Ltd.	3,080,000	7,804,246
China Yongda Automobiles Services Holdings Ltd.	6,096,500	10,753,273
Daqo New Energy Corp., ADR(1)	74,053	5,508,062
Kingsoft Cloud Holdings Ltd., ADR(1)	59,529	2,325,203
Minth Group Ltd.	896,000	3,789,474
		35,300,220
Denmark — 2.5%
ALK-Abello A/S(1)	19,336	8,614,469
Jyske Bank A/S(1)	56,580	2,920,170
Royal Unibrew A/S	53,683	6,936,410
		18,471,049
Finland — 2.1%
Metso Outotec Oyj	940,155	11,144,109
6

	Shares	Value
QT Group Oyj(1)	34,207	$4,575,514
		15,719,623
France — 3.9%
Alten SA(1)	43,284	5,300,981
APERAM SA	161,465	8,901,941
Elis SA(1)	391,249	7,453,031
SOITEC(1)	35,335	7,139,000
		28,794,953
Germany — 3.7%
Dermapharm Holding SE	84,878	7,251,234
Eckert & Ziegler Strahlen- und Medizintechnik AG	24,166	2,615,221
flatexDEGIRO AG(1)	53,573	6,741,662
ProSiebenSat.1 Media SE(1)	323,429	7,261,749
SMA Solar Technology AG(1)	64,342	3,583,915
		27,453,781
Hong Kong — 0.5%
Man Wah Holdings Ltd.	1,735,200	3,907,158
India — 1.6%
Ashok Leyland Ltd.(1)	3,167,969	5,440,391
Indraprastha Gas Ltd.	906,814	6,423,336
		11,863,727
Indonesia — 0.3%
Bank Tabungan Negara Persero Tbk PT(1)	16,775,800	1,865,281
Israel — 3.1%
Inmode Ltd.(1)	85,917	7,333,875
Kornit Digital Ltd.(1)	69,378	7,229,188
Nova Measuring Instruments Ltd.(1)	87,987	8,818,057
		23,381,120
Italy — 2.7%
Autogrill SpA(1)(2)	645,614	5,535,517
BPER Banca	3,055,127	7,582,672
Buzzi Unicem SpA	122,179	3,464,018
Technogym SpA	283,689	3,596,380
		20,178,587
Japan — 18.0%
Asics Corp.	202,300	4,831,067
ASKUL Corp.	217,700	3,506,381
CKD Corp.	318,900	7,237,668
en-japan, Inc.	162,800	5,558,360
Food & Life Cos. Ltd.	148,400	6,597,172
Hennge KK(1)	49,100	2,221,269
IHI Corp.(1)	438,200	10,768,396
IR Japan Holdings Ltd.	49,400	6,288,515
Isetan Mitsukoshi Holdings Ltd.	877,600	6,333,100
Japan Steel Works Ltd. (The)	231,400	6,144,563
JMDC, Inc.(1)	107,100	4,725,161
Kakaku.com, Inc.	145,000	4,315,626
Kuraray Co. Ltd.	357,900	3,786,009
Mabuchi Motor Co. Ltd.	86,100	3,399,782
Matsumotokiyoshi Holdings Co. Ltd.	152,500	6,609,703
Menicon Co. Ltd.	29,200	1,841,829
Nextage Co. Ltd.	381,900	5,775,459
7

	Shares	Value
Nippon Gas Co. Ltd.	439,500	$6,814,730
Open House Co. Ltd.	211,200	9,783,498
Optorun Co. Ltd.	129,100	3,192,998
Premier Anti-Aging Co. Ltd.(1)	36,600	5,543,199
Ryohin Keikaku Co. Ltd.	293,600	5,643,903
Toyo Tire Corp.	321,300	6,531,113
Zeon Corp.	465,100	7,069,401
		134,518,902
Mexico — 1.2%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	300,013	5,175,224
Grupo Aeroportuario del Centro Norte SAB de CV(1)	628,631	4,022,128
		9,197,352
Netherlands — 3.4%
Alfen Beheer BV(1)	43,108	3,729,750
ASM International NV	17,099	5,347,862
Basic-Fit NV(1)	108,472	5,218,737
BE Semiconductor Industries NV	85,462	6,856,829
OCI NV(1)	170,507	4,400,083
		25,553,261
Norway — 1.2%
Bakkafrost P/F	97,762	8,718,313
Panama — 0.3%
Copa Holdings SA, Class A(1)	30,727	2,527,603
South Korea — 2.0%
Hugel, Inc.(1)	23,082	4,152,687
SK Materials Co. Ltd.	28,589	8,244,600
Soulbrain Co. Ltd.	8,612	2,533,856
		14,931,143
Sweden — 5.9%
AddTech AB, B Shares	220,298	3,634,387
BHG Group AB(1)	205,616	3,994,487
CELLINK AB, Class B(1)	122,606	6,487,578
Desenio Group AB(1)	356,541	4,150,934
Lifco AB, B Shares	325,455	7,259,397
Nordic Entertainment Group AB, B Shares(1)	124,447	5,998,265
Stillfront Group AB(1)	281,716	2,951,558
Storytel AB(1)	67,305	1,824,353
Trelleborg AB, B Shares	309,355	7,937,966
		44,238,925
Switzerland — 1.9%
Cembra Money Bank AG	10,177	1,157,740
Comet Holding AG	20,759	5,562,136
SIG Combibloc Group AG(1)	164,235	4,344,255
Zur Rose Group AG(1)	7,718	2,897,298
		13,961,429
Taiwan — 6.8%
Accton Technology Corp.	502,000	5,308,845
Advanced Wireless Semiconductor Co.	961,000	4,894,054
Airtac International Group	250,000	9,050,760
ASPEED Technology, Inc.	50,000	3,967,752
Chailease Holding Co. Ltd.	1,005,297	7,592,799
Gourmet Master Co. Ltd.	1,128,000	6,707,690
8

	Shares	Value
Merida Industry Co. Ltd.	612,000	$7,079,354
Nien Made Enterprise Co. Ltd.	407,000	5,979,818
		50,581,072
United Kingdom — 14.4%
ASOS plc(1)	82,071	5,675,699
Dr. Martens plc(1)	885,025	6,148,367
Electrocomponents plc	646,880	9,072,083
Endava plc, ADR(1)	76,692	7,867,065
Fevertree Drinks plc	137,942	5,003,480
Future plc	234,574	9,437,246
Greggs plc(1)	205,681	7,276,715
Hays plc(1)	1,893,074	4,653,457
Howden Joinery Group plc	842,762	9,519,747
Intermediate Capital Group plc	430,455	12,805,549
IWG plc(1)	1,401,687	7,155,185
Marks & Spencer Group plc(1)	2,145,513	5,016,491
S4 Capital plc(1)	678,892	5,351,466
Weir Group plc (The)(1)	247,811	6,752,931
WH Smith plc(1)	240,422	5,888,671
		107,624,152
TOTAL COMMON STOCKS (Cost $572,239,943)		740,752,830
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $777,169), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $760,592)		760,592
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,292,461), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $1,267,000)		1,267,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,533,577	1,533,577
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,561,169)		3,561,169
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,329,450)	10,329,450	10,329,450
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $586,130,562)		754,643,449
OTHER ASSETS AND LIABILITIES — (1.2)%		(8,626,091)
TOTAL NET ASSETS — 100.0%		$746,017,358
9

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.2%
Consumer Discretionary	21.4%
Information Technology	13.6%
Materials	8.8%
Financials	6.6%
Health Care	5.8%
Communication Services	5.5%
Consumer Staples	4.8%
Utilities	2.3%
Energy	1.7%
Real Estate	1.6%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	1.4%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,164,331. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,355,319, which includes securities collateral of $13,025,869.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $575,801,112) — including $22,164,331 of securities on loan	$744,313,999
Investment made with cash collateral received for securities on loan, at value (cost of $10,329,450)	10,329,450
Total investment securities, at value (cost of $586,130,562)	754,643,449
Foreign currency holdings, at value (cost of $2,478,134)	2,478,772
Receivable for investments sold	2,474,956
Receivable for capital shares sold	207,243
Dividends and interest receivable	2,086,753
Securities lending receivable	11,135
Other assets	153,929
762,056,237

Liabilities
Payable for collateral received for securities on loan	10,329,450
Payable for investments purchased	4,730,546
Payable for capital shares redeemed	156,486
Accrued management fees	819,055
Distribution and service fees payable	3,342
16,038,879

Net Assets	$746,017,358

Net Assets Consist of:
Capital (par value and paid-in surplus)	$494,699,018
Distributable earnings	251,318,340
$746,017,358

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$611,962,722	43,084,132	$14.20
I Class, $0.01 Par Value	$122,757,917	8,528,446	$14.39
A Class, $0.01 Par Value	$8,316,372	592,058	$14.05*
C Class, $0.01 Par Value	$874,308	65,604	$13.33
R Class, $0.01 Par Value	$2,106,039	151,824	$13.87
*Maximum offering price $14.91 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $425,767)	$3,756,509
Securities lending, net	47,088
Interest	613
3,804,210

Expenses:
Management fees	4,746,214
Distribution and service fees:
A Class	10,087
C Class	4,772
R Class	4,321
Directors' fees and expenses	9,237
Other expenses	38,084
4,812,715

Net investment income (loss)	(1,008,505)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	95,803,210
Foreign currency translation transactions	(291,135)
95,512,075

Change in net unrealized appreciation (depreciation) on:
Investments	(6,218,549)
Translation of assets and liabilities in foreign currencies	28,089
(6,190,460)

Net realized and unrealized gain (loss)	89,321,615

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,313,110

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$(1,008,505)	$(579,609)
Net realized gain (loss)	95,512,075	63,923,408
Change in net unrealized appreciation (depreciation)	(6,190,460)	83,177,979
Net increase (decrease) in net assets resulting from operations	88,313,110	146,521,778

Distributions to Shareholders
From earnings:
Investor Class	(18,706,813)	(4,749,297)
I Class	(3,151,509)	(906,124)
A Class	(240,368)	(42,373)
C Class	(34,163)	—
R Class	(47,944)	(8,828)
Decrease in net assets from distributions	(22,180,797)	(5,706,622)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,323,349	(58,197,577)

Net increase (decrease) in net assets	76,455,662	82,617,579

Net Assets
Beginning of period	669,561,696	586,944,117
End of period	$746,017,358	$669,561,696

See Notes to Financial Statements.
13

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,329,450	—	—	—	$10,329,450
Gross amount of recognized liabilities for securities lending transactions					$10,329,450
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended May 28, 2021 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.200% to 1.550%	1.35%
I Class	1.000% to 1.350%	1.15%
A Class	1.200% to 1.550%	1.35%
C Class	1.200% to 1.550%	1.35%
R Class	1.200% to 1.550%	1.35%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $269,346 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $130,463 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $434,964,455 and $445,147,600, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	1,345,628	$18,334,834	2,429,434	$26,155,762
Issued in reinvestment of distributions	1,354,944	17,560,071	424,410	4,426,599
Redeemed	(3,257,308)	(44,366,699)	(8,317,924)	(84,020,321)
	(556,736)	(8,471,794)	(5,464,080)	(53,437,960)
I Class/Shares Authorized	95,000,000		95,000,000
Sold	1,802,620	25,220,866	2,092,097	23,001,037
Issued in reinvestment of distributions	239,553	3,142,937	83,972	885,061
Redeemed	(749,193)	(10,331,710)	(2,578,345)	(27,119,055)
	1,292,980	18,032,093	(402,276)	(3,232,957)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	62,887	864,560	106,306	1,177,267
Issued in reinvestment of distributions	18,060	231,706	4,036	41,817
Redeemed	(51,313)	(701,102)	(150,485)	(1,530,563)
	29,634	395,164	(40,143)	(311,479)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	1,443	18,654	11,523	126,662
Issued in reinvestment of distributions	2,798	34,163	—	—
Redeemed	(18,814)	(241,237)	(39,923)	(427,777)
	(14,573)	(188,420)	(28,400)	(301,115)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	64,145	858,726	51,608	543,660
Issued in reinvestment of distributions	3,781	47,944	859	8,819
Redeemed	(26,319)	(350,364)	(139,258)	(1,466,545)
	41,607	556,306	(86,791)	(914,066)
Net increase (decrease)	792,912	$10,323,349	(6,021,690)	$(58,197,577)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$7,144,106	$81,083,734	—
China	12,953,227	22,346,993	—
Israel	23,381,120	—	—
Mexico	5,175,224	4,022,128	—
Panama	2,527,603	—	—
United Kingdom	7,867,065	99,757,087	—
Other Countries	—	474,494,543	—
Temporary Cash Investments	1,533,577	2,027,592	—
Temporary Cash Investments - Securities Lending Collateral	10,329,450	—	—
	$70,911,372	$683,732,077	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$590,640,230
Gross tax appreciation of investments	$179,250,631
Gross tax depreciation of investments	(15,247,412)
Net tax appreciation (depreciation) of investments	$164,003,219

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2020, the fund had late-year ordinary loss deferrals of $(501,171), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$12.95	(0.02)	1.70	1.68	—	(0.43)	(0.43)	$14.20	13.28%	1.36%(4)	1.36%(4)	(0.30)%(4)	(0.30)%(4)	61%	$611,963
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	1.40%	(0.12)%	(0.12)%	131%	$565,150
2019	$9.33	0.01	1.13	1.14	(0.05)	(0.25)	(0.30)	$10.17	12.88%	1.46%	1.46%	0.23%	0.23%	124%	$499,296
2018	$11.94	0.01	(1.51)	(1.50)	(0.06)	(1.05)	(1.11)	$9.33	(13.98)%	1.48%	1.62%	0.07%	(0.07)%	140%	$131,043
2017	$8.49	(0.01)	3.46	3.45	—(5)	—	—(5)	$11.94	40.69%	1.53%	1.73%	(0.11)%	(0.31)%	124%	$163,540
2016	$9.08	(0.01)	(0.36)	(0.37)	(0.08)	(0.14)	(0.22)	$8.49	(4.14)%	1.54%	1.74%	(0.07)%	(0.27)%	130%	$108,184
I Class
2021(3)	$13.10	(0.01)	1.73	1.72	—	(0.43)	(0.43)	$14.39	13.35%	1.16%(4)	1.16%(4)	(0.10)%(4)	(0.10)%(4)	61%	$122,758
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	1.20%	0.08%	0.08%	131%	$94,818
2019	$9.44	0.03	1.14	1.17	(0.07)	(0.25)	(0.32)	$10.29	13.06%	1.26%	1.26%	0.43%	0.43%	124%	$78,575
2018	$12.07	0.04	(1.54)	(1.50)	(0.08)	(1.05)	(1.13)	$9.44	(13.81)%	1.28%	1.42%	0.27%	0.13%	140%	$53,224
2017	$8.58	0.02	3.49	3.51	(0.02)	—	(0.02)	$12.07	41.01%	1.33%	1.53%	0.09%	(0.11)%	124%	$10,529
2016	$9.18	0.01	(0.38)	(0.37)	(0.09)	(0.14)	(0.23)	$8.58	(4.05)%	1.34%	1.54%	0.13%	(0.07)%	130%	$6,674

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$12.83	(0.04)	1.69	1.65	—	(0.43)	(0.43)	$14.05	13.17%	1.61%(4)	1.61%(4)	(0.55)%(4)	(0.55)%(4)	61%	$8,316
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	1.65%	(0.37)%	(0.37)%	131%	$7,214
2019	$9.24	(0.02)	1.13	1.11	(0.03)	(0.25)	(0.28)	$10.07	12.60%	1.71%	1.71%	(0.02)%	(0.02)%	124%	$6,067
2018	$11.84	(0.02)	(1.50)	(1.52)	(0.03)	(1.05)	(1.08)	$9.24	(14.25)%	1.73%	1.87%	(0.18)%	(0.32)%	140%	$8,131
2017	$8.43	(0.03)	3.44	3.41	—	—	—	$11.84	40.45%	1.78%	1.98%	(0.36)%	(0.56)%	124%	$12,855
2016	$9.03	(0.03)	(0.37)	(0.40)	(0.06)	(0.14)	(0.20)	$8.43	(4.47)%	1.79%	1.99%	(0.32)%	(0.52)%	130%	$14,156
C Class
2021(3)	$12.23	(0.09)	1.62	1.53	—	(0.43)	(0.43)	$13.33	12.82%	2.36%(4)	2.36%(4)	(1.30)%(4)	(1.30)%(4)	61%	$874
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	2.40%	(1.12)%	(1.12)%	131%	$981
2019	$8.86	(0.07)	1.07	1.00	—	(0.25)	(0.25)	$9.61	11.77%	2.46%	2.46%	(0.77)%	(0.77)%	124%	$1,044
2018	$11.44	(0.10)	(1.43)	(1.53)	—	(1.05)	(1.05)	$8.86	(14.93)%	2.48%	2.62%	(0.93)%	(1.07)%	140%	$1,411
2017	$8.21	(0.11)	3.34	3.23	—	—	—	$11.44	39.46%	2.53%	2.73%	(1.11)%	(1.31)%	124%	$2,453
2016	$8.81	(0.09)	(0.36)	(0.45)	(0.01)	(0.14)	(0.15)	$8.21	(5.17)%	2.54%	2.74%	(1.07)%	(1.27)%	130%	$1,579

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$12.69	(0.05)	1.66	1.61	—	(0.43)	(0.43)	$13.87	12.99%	1.86%(4)	1.86%(4)	(0.80)%(4)	(0.80)%(4)	61%	$2,106
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	1.90%	(0.62)%	(0.62)%	131%	$1,398
2019	$9.14	(0.04)	1.12	1.08	(0.01)	(0.25)	(0.26)	$9.96	12.33%	1.96%	1.96%	(0.27)%	(0.27)%	124%	$1,962
2018	$11.72	(0.05)	(1.48)	(1.53)	—(5)	(1.05)	(1.05)	$9.14	(14.46)%	1.98%	2.12%	(0.43)%	(0.57)%	140%	$1,300
2017	$8.37	(0.06)	3.41	3.35	—	—	—	$11.72	40.02%	2.03%	2.23%	(0.61)%	(0.81)%	124%	$939
2016	$8.97	(0.05)	(0.37)	(0.42)	(0.04)	(0.14)	(0.18)	$8.37	(4.69)%	2.04%	2.24%	(0.57)%	(0.77)%	130%	$658

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2107

Semiannual Report

May 28, 2021

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	96.5%
Warrants	—*
Temporary Cash Investments	2.6%
Temporary Cash Investments - Securities Lending Collateral	2.7%
Other Assets and Liabilities	(1.8)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	21.6%
United Kingdom	16.8%
France	12.2%
Germany	9.0%
Switzerland	5.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,193.60	$5.92	1.10%
I Class	$1,000	$1,195.00	$4.84	0.90%
A Class	$1,000	$1,193.40	$7.26	1.35%
C Class	$1,000	$1,187.80	$11.27	2.10%
R Class	$1,000	$1,189.80	$8.59	1.60%
R6 Class	$1,000	$1,195.50	$4.04	0.75%
Hypothetical
Investor Class	$1,000	$1,019.13	$5.45	1.10%
I Class	$1,000	$1,020.11	$4.46	0.90%
A Class	$1,000	$1,017.90	$6.68	1.35%
C Class	$1,000	$1,014.22	$10.37	2.10%
R Class	$1,000	$1,016.67	$7.91	1.60%
R6 Class	$1,000	$1,020.84	$3.72	0.75%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.5%
Australia — 5.0%
Aristocrat Leisure Ltd.	6,423	$207,791
Australia & New Zealand Banking Group Ltd.	35,047	781,739
BHP Group Ltd.	4,841	179,313
Commonwealth Bank of Australia	1,890	146,836
Fortescue Metals Group Ltd.	30,279	517,114
Magellan Financial Group Ltd.	2,810	104,716
National Australia Bank Ltd.	9,905	207,229
Santos Ltd.	28,027	148,864
Stockland	39,696	142,980
Wesfarmers Ltd.	10,789	462,338
Westpac Banking Corp.	11,193	229,194
Woodside Petroleum Ltd.	15,494	264,394
		3,392,508
Austria — 0.7%
Erste Group Bank AG	4,528	187,560
voestalpine AG	5,626	252,539
		440,099
Belgium — 1.3%
Ageas SA/NV(1)	9,887	639,632
Solvay SA	1,533	207,488
		847,120
Canada — 0.3%
Magna International, Inc.	1,788	179,799
Denmark — 0.3%
Novo Nordisk A/S, B Shares	2,309	182,286
Finland — 0.8%
Fortum Oyj(1)	6,699	193,510
Kone Oyj, B Shares	4,632	376,842
		570,352
France — 12.2%
ArcelorMittal SA(2)	10,928	353,437
AXA SA	18,186	506,272
BNP Paribas SA(1)	16,639	1,145,514
Cie de Saint-Gobain(2)	9,861	661,938
Cie Generale des Etablissements Michelin SCA(1)	1,703	260,284
Danone SA	2,253	160,604
Dassault Systemes SE	584	134,137
Eiffage SA	2,097	231,383
Hermes International	220	306,513
Ipsen SA	1,715	179,021
L'Oreal SA	397	179,730
Legrand SA	3,826	401,333
Publicis Groupe SA	9,152	618,640
Safran SA	2,148	324,799
Sanofi	4,340	464,351
Schneider Electric SE	4,248	676,110
6

	Shares	Value
SCOR SE(2)	4,533	$147,566
TOTAL SE	28,248	1,317,508
Vinci SA	1,566	178,012
		8,247,152
Germany — 9.0%
Allianz SE	4,296	1,140,851
BASF SE	1,796	147,040
Bayerische Motoren Werke AG	5,883	624,525
Brenntag SE	8,457	794,229
Daimler AG	12,869	1,200,648
GEA Group AG	3,801	165,379
HeidelbergCement AG	4,807	439,353
Muenchener Rueckversicherungs-Gesellschaft AG	2,666	767,379
Siemens AG	3,986	654,252
Volkswagen AG, Preference Shares	566	155,819
		6,089,475
Hong Kong — 3.5%
BOC Hong Kong Holdings Ltd.	172,500	636,281
CK Asset Holdings Ltd.	30,000	204,251
CK Hutchison Holdings Ltd.	23,000	183,365
Hang Seng Bank Ltd.	25,900	552,107
Hong Kong Exchanges & Clearing Ltd.	3,200	196,936
Sun Hung Kai Properties Ltd.	14,000	218,635
Techtronic Industries Co. Ltd.	6,500	122,357
WH Group Ltd.	244,000	210,423
		2,324,355
Ireland — 0.3%
CRH plc	3,286	171,914
Israel — 0.5%
Israel Discount Bank Ltd., A Shares(2)	38,467	197,182
Mizrahi Tefahot Bank Ltd.(2)	5,197	157,100
		354,282
Italy — 1.9%
Enel SpA	13,317	132,069
Eni SpA	22,778	279,851
Intesa Sanpaolo SpA	58,719	172,397
Tenaris SA	62,778	716,859
		1,301,176
Japan — 21.6%
Advantest Corp.	2,000	175,530
Asahi Group Holdings Ltd.	3,600	174,022
Astellas Pharma, Inc.	27,800	443,577
Bridgestone Corp.	3,600	159,453
Brother Industries Ltd.	28,400	604,446
Dai Nippon Printing Co. Ltd.	5,700	123,576
Dai-ichi Life Holdings, Inc.	10,300	215,477
Daikin Industries Ltd.	500	99,988
Denso Corp.	4,900	334,463
ENEOS Holdings, Inc.	39,600	163,542
FANUC Corp.	500	119,870
FUJIFILM Holdings Corp.	2,200	151,470
Fujitsu Ltd.	800	130,498
Iida Group Holdings Co. Ltd.	21,900	588,883
7

	Shares	Value
ITOCHU Corp.	15,000	$452,341
Japan Post Insurance Co. Ltd.	7,100	141,170
Kajima Corp.	10,100	140,121
KDDI Corp.	23,600	804,494
Komatsu Ltd.	6,200	186,901
Lixil Corp.	10,300	279,299
Mitsubishi Corp.	10,300	281,627
Mitsubishi Electric Corp.	45,300	706,245
Mitsubishi UFJ Financial Group, Inc.	34,300	196,990
Mitsui & Co. Ltd.	15,500	342,836
MS&AD Insurance Group Holdings, Inc.	5,100	156,243
Nabtesco Corp.	3,200	148,693
Nintendo Co. Ltd.	900	557,294
Nippon Telegraph & Telephone Corp.	13,600	368,292
Nitto Denko Corp.	3,100	244,640
NSK Ltd.	17,300	167,098
ORIX Corp.	20,200	356,871
Otsuka Holdings Co. Ltd.	8,000	335,421
Panasonic Corp.	41,800	474,750
Recruit Holdings Co. Ltd.	3,900	199,898
Renesas Electronics Corp.(2)	20,900	219,006
Sekisui House Ltd.	7,400	155,740
Seven & i Holdings Co. Ltd.	9,500	418,094
Shin-Etsu Chemical Co. Ltd.	1,100	190,557
Shionogi & Co. Ltd.	5,000	255,482
Softbank Corp.	8,600	110,269
SoftBank Group Corp.	7,200	548,444
Sony Group Corp.	5,300	527,014
Sumitomo Mitsui Financial Group, Inc.	14,500	530,129
Tokyo Electron Ltd.	400	175,499
Toyota Industries Corp.	5,100	441,399
Toyota Motor Corp.	7,900	655,612
Trend Micro, Inc.	2,800	142,201
Yamaha Motor Co. Ltd.	6,200	182,006
		14,577,471
Netherlands — 3.7%
ING Groep NV	26,088	365,052
Koninklijke Ahold Delhaize NV	23,120	673,077
NN Group NV	9,137	465,055
Randstad NV	10,595	825,053
Wolters Kluwer NV	1,915	183,911
		2,512,148
Norway — 0.5%
Yara International ASA	5,775	308,063
Portugal — 0.2%
Jeronimo Martins SGPS SA	8,293	160,427
Singapore — 3.0%
DBS Group Holdings Ltd.	33,213	763,122
Oversea-Chinese Banking Corp. Ltd.	40,972	387,039
Singapore Technologies Engineering Ltd.	40,900	120,179
United Overseas Bank Ltd.	36,400	722,760
		1,993,100
8

	Shares	Value
South Korea — 0.4%
LG Chem Ltd.	159	$118,493
Samsung Electronics Co. Ltd.	1,793	128,702
		247,195
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA(2)	127,052	793,543
Banco Santander SA(2)	76,034	320,232
CaixaBank SA(1)	144,705	501,678
Enagas SA	8,014	188,241
Endesa SA	6,681	192,622
Iberdrola SA	14,729	203,024
Industria de Diseno Textil SA	6,583	255,851
Naturgy Energy Group SA	9,433	246,853
		2,702,044
Sweden — 3.8%
Atlas Copco AB, A Shares	2,570	157,357
Husqvarna AB, B Shares	38,925	573,345
Industrivarden AB, C Shares	12,458	486,807
Investor AB, B Shares	31,548	724,837
Sandvik AB	10,673	283,717
Securitas AB, B Shares(1)	9,159	149,958
Telefonaktiebolaget LM Ericsson, B Shares	15,414	206,741
		2,582,762
Switzerland — 5.6%
Cie Financiere Richemont SA	1,603	194,188
Geberit AG	409	296,890
Holcim Ltd.(2)	2,640	157,948
Kuehne + Nagel International AG	2,065	697,151
Novartis AG	9,380	828,636
Partners Group Holding AG	394	594,686
Roche Holding AG	840	294,043
UBS Group AG	9,016	146,927
Zurich Insurance Group AG	1,392	585,476
		3,795,945
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,501	176,157
United Kingdom — 16.8%
3i Group plc	13,088	230,304
Admiral Group plc	4,625	192,583
Ashtead Group plc	8,997	656,310
Aviva plc	155,042	903,497
Barclays plc	257,498	668,670
BHP Group plc	24,191	729,470
BP plc	94,069	409,789
Evraz plc	106,688	963,403
Ferguson plc	2,358	320,240
GlaxoSmithKline plc	36,298	692,341
HSBC Holdings plc	70,815	457,879
ITV plc(2)	154,479	280,736
J Sainsbury plc	55,047	207,216
JD Sports Fashion plc(2)	21,942	293,706
Kingfisher plc(2)	47,071	238,888
9

	Shares	Value
Legal & General Group plc	91,044	$367,045
M&G plc	137,090	474,082
Next plc(2)	3,368	388,945
Prudential plc	8,764	186,475
Rio Tinto plc	11,977	1,030,001
Royal Dutch Shell plc, B Shares	11,003	200,048
Schroders plc	3,214	161,888
Taylor Wimpey plc	61,326	148,681
Unilever plc	6,147	368,443
Vodafone Group plc	334,771	606,958
WPP plc	12,352	170,625
		11,348,223
United States — 0.8%
Broadcom, Inc.	311	146,895
Microsoft Corp.	999	249,430
NXP Semiconductors NV	777	164,273
		560,598
TOTAL COMMON STOCKS (Cost $53,500,999)		65,064,651
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(2) (Cost $—)	1,938	1,250
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $382,459), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $374,301)		374,301
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $635,542), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $623,000)		623,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	754,700	754,700
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,752,001)		1,752,001
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,787,271)	1,787,271	1,787,271
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $57,040,271)		68,605,173
OTHER ASSETS AND LIABILITIES — (1.8)%		(1,226,765)
TOTAL NET ASSETS — 100.0%		$67,378,408

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
MSCI EAFE Index	7	June 2021	$817,950	$17,836

^Amount represents value and unrealized appreciation (depreciation).

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.4%
Industrials	17.3%
Consumer Discretionary	13.5%
Materials	9.1%
Communication Services	6.0%
Health Care	5.5%
Energy	5.2%
Information Technology	4.2%
Consumer Staples	3.8%
Utilities	1.7%
Real Estate	0.8%
Temporary Cash Investments	2.6%
Temporary Cash Investments - Securities Lending Collateral	2.7%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,963,725. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,049,888, which includes securities collateral of $262,617.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $55,253,000) — including $1,963,725 of securities on loan	$66,817,902
Investment made with cash collateral received for securities on loan, at value (cost of $1,787,271)	1,787,271
Total investment securities, at value (cost of $57,040,271)	68,605,173
Foreign currency holdings, at value (cost of $20,112)	20,095
Deposits with broker for futures contracts	49,896
Receivable for capital shares sold	54,765
Receivable for variation margin on futures contracts	1,330
Dividends and interest receivable	496,382
Securities lending receivable	4,722
69,232,363

Liabilities
Payable for collateral received for securities on loan	1,787,271
Payable for capital shares redeemed	9,490
Accrued management fees	54,629
Distribution and service fees payable	2,565
1,853,955

Net Assets	$67,378,408

Net Assets Consist of:
Capital (par value and paid-in surplus)	$61,651,474
Distributable earnings	5,726,934
$67,378,408

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$16,524,907	1,807,423	$9.14
I Class, $0.01 Par Value	$40,531,722	4,444,454	$9.12
A Class, $0.01 Par Value	$7,126,374	774,130	$9.21*
C Class, $0.01 Par Value	$829,879	90,312	$9.19
R Class, $0.01 Par Value	$932,794	101,668	$9.17
R6 Class, $0.01 Par Value	$1,432,732	157,230	$9.11
*Maximum offering price $9.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $118,749)	$1,232,418
Securities lending, net	5,829
Interest	110
1,238,357

Expenses:
Management fees	293,056
Distribution and service fees:
A Class	8,497
C Class	4,447
R Class	2,252
Directors' fees and expenses	760
Other expenses	106
309,118

Net investment income (loss)	929,239

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,115,428
Futures contract transactions	91,338
Foreign currency translation transactions	(3,135)
2,203,631

Change in net unrealized appreciation (depreciation) on:
Investments	7,335,010
Futures contracts	(22,256)
Translation of assets and liabilities in foreign currencies	2,358
7,315,112

Net realized and unrealized gain (loss)	9,518,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,447,982

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$929,239	$983,587
Net realized gain (loss)	2,203,631	(1,208,921)
Change in net unrealized appreciation (depreciation)	7,315,112	3,521,037
Net increase (decrease) in net assets resulting from operations	10,447,982	3,295,703

Distributions to Shareholders
From earnings:
Investor Class	(310,577)	(330,222)
I Class	(835,020)	(669,104)
A Class	(125,340)	(164,627)
C Class	(8,358)	(17,023)
R Class	(14,024)	(14,529)
R6 Class	(25,537)	(218,419)
Decrease in net assets from distributions	(1,318,856)	(1,413,924)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,741,375	6,489,456

Net increase (decrease) in net assets	15,870,501	8,371,235

Net Assets
Beginning of period	51,507,907	43,136,672
End of period	$67,378,408	$51,507,907

See Notes to Financial Statements.
14

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,787,271	—	—	—	$1,787,271
Gross amount of recognized liabilities for securities lending transactions					$1,787,271
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

17

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $27,763 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $36,974,708 and $31,512,593, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	373,795	$3,241,043	1,009,982	$7,521,588
Issued in reinvestment of distributions	35,319	300,929	46,745	321,514
Redeemed	(216,980)	(1,882,912)	(648,246)	(4,522,731)
	192,134	1,659,060	408,481	3,320,371
I Class/Shares Authorized	40,000,000		40,000,000
Sold	755,560	6,463,980	1,655,973	11,355,643
Issued in reinvestment of distributions	98,238	835,020	96,273	669,104
Redeemed	(237,755)	(2,054,158)	(430,511)	(3,029,441)
	616,043	5,244,842	1,321,735	8,995,306
A Class/Shares Authorized	30,000,000		30,000,000
Sold	59,321	516,967	43,931	312,511
Issued in reinvestment of distributions	14,498	124,535	23,249	164,079
Redeemed	(85,018)	(744,831)	(141,618)	(1,033,880)
	(11,199)	(103,329)	(74,438)	(557,290)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	7,840	65,579	7,452	55,084
Issued in reinvestment of distributions	974	8,358	2,374	16,902
Redeemed	(36,938)	(317,966)	(77,824)	(542,937)
	(28,124)	(244,029)	(67,998)	(470,951)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	11,252	97,657	49,675	350,364
Issued in reinvestment of distributions	1,328	11,483	2,089	14,495
Redeemed	(19,247)	(166,322)	(19,547)	(127,277)
	(6,667)	(57,182)	32,217	237,582
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	97,700	855,965	363,258	2,504,184
Issued in reinvestment of distributions	3,008	25,537	31,120	218,419
Redeemed	(74,967)	(639,489)	(1,122,203)	(7,758,165)
	25,741	242,013	(727,825)	(5,035,562)
Net increase (decrease)	787,928	$6,741,375	892,172	$6,489,456

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$736,755	$64,327,896	—
Warrants	—	1,250	—
Temporary Cash Investments	754,700	997,301	—
Temporary Cash Investments - Securities Lending Collateral	1,787,271	—	—
	$3,278,726	$65,326,447	—
Other Financial Instruments
Futures Contracts	$17,836	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $804,003 futures contracts purchased.
The value of equity price risk derivative instruments as of May 28, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $1,330 in receivable for variation margin on futures contracts*. For the six months ended May 28, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $91,338 in net realized gain (loss) on futures contract transactions and $(22,256) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

20

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$57,165,787
Gross tax appreciation of investments	$11,813,494
Gross tax depreciation of investments	(374,108)
Net tax appreciation (depreciation) of investments	$11,439,386

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2020, the fund had accumulated short-term capital losses of $(5,086,545) and accumulated long-term capital losses of $(3,356,355), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$7.82	0.13	1.37	1.50	(0.18)	$9.14	19.36%	1.10%(4)	1.10%(4)	3.02%(4)	3.02%(4)	54%	$16,525
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
2019	$7.61	0.23	0.02	0.25	(0.29)	$7.57	3.41%	1.34%	1.34%	3.13%	3.13%	87%	$9,136
2018	$8.96	0.21	(1.27)	(1.06)	(0.29)	$7.61	(12.25)%	1.30%	1.30%	2.56%	2.56%	80%	$11,008
2017	$7.40	0.21	1.51	1.72	(0.16)	$8.96	23.59%	1.30%	1.30%	2.47%	2.47%	101%	$14,398
2016	$7.83	0.20	(0.45)	(0.25)	(0.18)	$7.40	(3.15)%	1.31%	1.31%	2.86%	2.86%	76%	$13,810
I Class
2021(3)	$7.81	0.14	1.37	1.51	(0.20)	$9.12	19.50%	0.90%(4)	0.90%(4)	3.22%(4)	3.22%(4)	54%	$40,532
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
2019	$7.62	0.25	0.01	0.26	(0.31)	$7.57	3.53%	1.14%	1.14%	3.33%	3.33%	87%	$18,981
2018	$8.97	0.22	(1.26)	(1.04)	(0.31)	$7.62	(12.05)%	1.10%	1.10%	2.76%	2.76%	80%	$7,434
2017	$7.41	0.23	1.51	1.74	(0.18)	$8.97	23.86%	1.10%	1.10%	2.67%	2.67%	101%	$4,173
2016	$7.84	0.22	(0.45)	(0.23)	(0.20)	$7.41	(2.99)%	1.11%	1.11%	3.06%	3.06%	76%	$7,300

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$7.86	0.12	1.39	1.51	(0.16)	$9.21	19.34%	1.35%(4)	1.35%(4)	2.77%(4)	2.77%(4)	54%	$7,126
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
2019	$7.64	0.22	0.01	0.23	(0.27)	$7.60	3.08%	1.59%	1.59%	2.88%	2.88%	87%	$6,532
2018	$8.99	0.19	(1.27)	(1.08)	(0.27)	$7.64	(12.43)%	1.55%	1.55%	2.31%	2.31%	80%	$7,651
2017	$7.41	0.17	1.55	1.72	(0.14)	$8.99	23.45%	1.55%	1.55%	2.22%	2.22%	101%	$9,857
2016	$7.85	0.18	(0.45)	(0.27)	(0.17)	$7.41	(3.46)%	1.56%	1.56%	2.61%	2.61%	76%	$11,029
C Class
2021(3)	$7.82	0.07	1.39	1.46	(0.09)	$9.19	18.78%	2.10%(4)	2.10%(4)	2.02%(4)	2.02%(4)	54%	$830
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926
2019	$7.54	0.16	0.01	0.17	(0.20)	$7.51	2.29%	2.34%	2.34%	2.13%	2.13%	87%	$1,400
2018	$8.87	0.13	(1.26)	(1.13)	(0.20)	$7.54	(13.04)%	2.30%	2.30%	1.56%	1.56%	80%	$2,224
2017	$7.33	0.12	1.51	1.63	(0.09)	$8.87	22.41%	2.30%	2.30%	1.47%	1.47%	101%	$4,225
2016	$7.78	0.13	(0.46)	(0.33)	(0.12)	$7.33	(4.21)%	2.31%	2.31%	1.86%	1.86%	76%	$3,774

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$7.83	0.10	1.38	1.48	(0.14)	$9.17	18.98%	1.60%(4)	1.60%(4)	2.52%(4)	2.52%(4)	54%	$933
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
2019	$7.58	0.19	0.02	0.21	(0.24)	$7.55	2.91%	1.84%	1.84%	2.63%	2.63%	87%	$575
2018	$8.93	0.18	(1.29)	(1.11)	(0.24)	$7.58	(12.74)%	1.80%	1.80%	2.06%	2.06%	80%	$672
2017	$7.36	0.16	1.52	1.68	(0.11)	$8.93	23.09%	1.80%	1.80%	1.97%	1.97%	101%	$537
2016	$7.80	0.18	(0.47)	(0.29)	(0.15)	$7.36	(3.68)%	1.81%	1.81%	2.36%	2.36%	76%	$448
R6 Class
2021(3)	$7.81	0.14	1.37	1.51	(0.21)	$9.11	19.55%	0.75%(4)	0.75%(4)	3.37%(4)	3.37%(4)	54%	$1,433
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
2019	$7.63	0.26	0.01	0.27	(0.32)	$7.58	3.72%	0.99%	0.99%	3.48%	3.48%	87%	$6,513
2018	$8.98	0.26	(1.29)	(1.03)	(0.32)	$7.63	(11.91)%	0.95%	0.95%	2.91%	2.91%	80%	$16,485
2017	$7.42	0.23	1.52	1.75	(0.19)	$8.98	24.06%	0.95%	0.95%	2.82%	2.82%	101%	$46,833
2016	$7.85	0.23	(0.45)	(0.22)	(0.21)	$7.42	(2.87)%	0.96%	0.96%	3.21%	3.21%	76%	$23,378

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2107

Semiannual Report

May 28, 2021

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended May 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Government Support, Vaccines Aided Market Outlook
Broad market sentiment was upbeat to start the period. Investors generally looked beyond periodic upswings in virus cases, COVID-19 lockdowns and restrictions in some regions, and uncertainty surrounding the U.S. political climate. Ongoing support from global central banks and governments helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
In the U.S., improving manufacturing, employment and housing data, along with positive vaccine developments and a late-2020 federal coronavirus aid package helped sustain the upbeat tone into early 2021. Election results gave Democrats control of the White House and Congress, setting the stage for another federal aid bill in March and proposals for significant government spending down the road.
Outside the U.S., economic data improved, albeit at a slower pace. In addition, expanding worldwide vaccine distributions and ongoing reopenings helped bolster economic and earnings outlooks. This improving backdrop combined with massive monetary and fiscal support helped fuel robust gains for stocks and other riskier assets for the six-month period. Economic gains and monetary support, along with supply chain disruptions, helped push inflation higher, particularly in the U.S., where prices increased at the fastest rate in nearly 13 years. However, policymakers insisted the pricing pressures were temporary and maintained their generally upbeat outlooks.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing, and as economies throughout the world reopen and rebuild, investors likely will face renewed opportunities and challenges. Global growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Other Assets and Liabilities	0.6%

Top Five Countries	% of net assets
United Kingdom	25.3%
Japan	16.9%
France	16.7%
Russia	8.0%
Germany	7.7%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,212.10	$7.05	1.30%
I Class	$1,000	$1,213.20	$5.97	1.10%
A Class	$1,000	$1,209.50	$8.40	1.55%
R Class	$1,000	$1,209.40	$9.75	1.80%
R6 Class	$1,000	$1,213.60	$5.16	0.95%
G Class	$1,000	$1,219.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.15	$6.43	1.30%
I Class	$1,000	$1,019.13	$5.45	1.10%
A Class	$1,000	$1,016.92	$7.67	1.55%
R Class	$1,000	$1,015.69	$8.90	1.80%
R6 Class	$1,000	$1,019.86	$4.71	0.95%
G Class	$1,000	$1,024.52	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Brazil — 0.6%
Banco Bradesco SA	963,879	$4,240,794
Canada — 2.4%
Linamar Corp.	84,151	5,509,294
Teck Resources Ltd., Class B	469,436	11,599,763
		17,109,057
China — 5.3%
Alibaba Group Holding Ltd.(1)	507,100	13,562,649
Baidu, Inc., Class A(1)	579,500	14,022,871
PetroChina Co. Ltd., H Shares	22,310,000	9,123,053
		36,708,573
France — 16.7%
Atos SE	127,314	8,514,094
BNP Paribas SA	347,045	23,892,352
Publicis Groupe SA	294,036	19,875,701
Sanofi	242,249	25,919,007
Sanofi, ADR	128,909	6,887,608
Societe Generale SA	327,186	10,476,181
TOTAL SE	452,425	21,101,445
		116,666,388
Germany — 7.7%
Bayerische Motoren Werke AG	158,588	16,835,327
Commerzbank AG(1)	1,745,699	14,081,639
Daimler AG	247,966	23,134,655
		54,051,621
Italy — 2.0%
Eni SpA	648,240	7,964,282
UniCredit SpA	490,475	6,269,589
		14,233,871
Japan — 16.9%
Alfresa Holdings Corp.	434,100	6,709,891
Haseko Corp.	454,700	6,495,813
Hazama Ando Corp.	388,400	2,968,746
Mitsubishi UFJ Financial Group, Inc.	4,109,800	23,603,146
Mizuho Financial Group, Inc.	1,103,700	17,101,480
Nissan Motor Co. Ltd.(1)	3,026,000	15,220,993
Sumitomo Mitsui Financial Group, Inc.	409,600	14,975,230
Sumitomo Rubber Industries Ltd.	511,700	6,594,488
Takeda Pharmaceutical Co. Ltd.	562,700	19,228,230
Token Corp.	35,700	3,158,562
Yamazen Corp.	221,200	1,960,493
		118,017,072
Mexico — 2.0%
Fibra Uno Administracion SA de CV	11,648,708	13,655,856
Netherlands — 1.2%
Aegon NV	1,833,247	8,690,918
Russia — 8.0%
Gazprom PJSC, ADR	251,278	1,783,977
6

	Shares	Value
Gazprom PJSC	3,667,763	$13,107,226
MMC Norilsk Nickel PJSC	54,768	20,370,623
Surgutneftegas PJSC, Preference Shares	32,992,174	20,867,480
		56,129,306
South Korea — 3.3%
Hyundai Mobis Co. Ltd.	56,411	14,060,337
Hyundai Motor Co.	43,419	9,011,100
		23,071,437
Spain — 3.3%
Atresmedia Corp. de Medios de Comunicacion SA(1)	604,219	2,959,154
Banco Bilbao Vizcaya Argentaria SA(1)	2,330,973	14,558,816
Indra Sistemas SA(1)	615,959	5,362,869
		22,880,839
Switzerland — 4.7%
Credit Suisse Group AG	1,826,684	19,959,606
Novartis AG	147,034	12,989,085
		32,948,691
United Kingdom — 25.3%
AstraZeneca plc, ADR	468,023	26,569,666
Babcock International Group plc(1)	2,821,594	11,959,521
BAE Systems plc	1,856,322	13,825,721
Barclays plc	12,183,689	31,638,546
BT Group plc(1)	2,034,942	5,037,101
Capita plc(1)	4,984,201	2,839,808
GlaxoSmithKline plc	1,904,102	36,318,488
Kingfisher plc(1)	1,530,026	7,764,957
Standard Chartered plc (London)	783,622	5,637,833
Taylor Wimpey plc	4,346,626	10,538,156
WPP plc	1,777,597	24,555,002
		176,684,799
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $577,690,974)		695,089,222
OTHER ASSETS AND LIABILITIES — 0.6%		4,502,184
TOTAL NET ASSETS — 100.0%		$699,591,406

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.8%
Health Care	19.4%
Consumer Discretionary	18.9%
Energy	10.5%
Communication Services	9.5%
Materials	4.5%
Industrials	4.4%
Information Technology	2.4%
Real Estate	2.0%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $577,690,974)	$695,089,222
Foreign currency holdings, at value (cost of $161,264)	161,290
Receivable for investments sold	3,593,648
Receivable for capital shares sold	5,915
Dividends and interest receivable	5,155,653
704,005,728

Liabilities
Disbursements in excess of demand deposit cash	2,159,077
Payable for capital shares redeemed	2,075,224
Accrued management fees	180,021
4,414,322

Net Assets	$699,591,406

Net Assets Consist of:
Capital (par value and paid-in surplus)	$585,871,767
Distributable earnings	113,719,639
$699,591,406

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$165,743,313	15,418,402	$10.75
I Class, $0.01 Par Value	$144,985	13,481	$10.75
A Class, $0.01 Par Value	$5,410	504	$10.73*
R Class, $0.01 Par Value	$27,491	2,565	$10.72
R6 Class, $0.01 Par Value	$5,461	500	$10.92
G Class, $0.01 Par Value	$533,664,746	49,267,180	$10.83
*Maximum offering price $11.38 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,171,724)	$9,465,368
Interest	1,396
9,466,764

Expenses:
Management fees	3,139,726
Distribution and service fees:
A Class	6
R Class	42
Directors' fees and expenses	7,901
Other expenses	4,766
3,152,441
Fees waived - G Class	(2,335,569)
816,872

Net investment income (loss)	8,649,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,856,135
Foreign currency translation transactions	(20,429)
15,835,706

Change in net unrealized appreciation (depreciation) on:
Investments	98,194,562
Translation of assets and liabilities in foreign currencies	3,421
98,197,983

Net realized and unrealized gain (loss)	114,033,689

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,683,581

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$8,649,892	$9,946,244
Net realized gain (loss)	15,835,706	(22,013,715)
Change in net unrealized appreciation (depreciation)	98,197,983	11,283,844
Net increase (decrease) in net assets resulting from operations	122,683,581	(783,627)

Distributions to Shareholders
From earnings:
Investor Class	(1,430,575)	(4,358,940)
I Class	(70)	(218)
A Class	(49)	(216)
R Class	(56)	(215)
R6 Class	(75)	(215)
G Class	(11,626,760)	(14,604,585)
Decrease in net assets from distributions	(13,057,585)	(18,964,389)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,208,821	224,041,779

Net increase (decrease) in net assets	128,834,817	204,293,763

Net Assets
Beginning of period	570,756,589	366,462,826
End of period	$699,591,406	$570,756,589

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the I Class, A Class, R Class and R6 Class commenced on December 3, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 56% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.30%	1.10%	1.30%	1.30%	0.95%	0.00%(1)
(1)Annual management fee before waiver was 0.95%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 28, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $192,187,008 and $169,459,236, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	4,063,891	$41,864,279	2,498,370	$19,418,404
Issued in reinvestment of distributions	158,244	1,430,521	409,675	4,358,940
Redeemed	(790,913)	(7,794,488)	(523,717)	(5,171,299)
	3,431,222	35,500,312	2,384,328	18,606,045
I Class/Shares Authorized	50,000,000		50,000,000
Sold	12,974	131,000	479	5,000
Issued in reinvestment of distributions	8	70	20	218
	12,982	131,070	499	5,218
A Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	479	5,000
Issued in reinvestment of distributions	5	49	20	216
	5	49	499	5,216
R Class/Shares Authorized	50,000,000		50,000,000
Sold	2,216	21,706	1,287	11,285
Issued in reinvestment of distributions	6	56	20	215
Redeemed	(382)	(3,702)	(582)	(4,568)
	1,840	18,060	725	6,932
R6 Class/Shares Authorized	60,000,000		60,000,000
Sold	—	—	472	5,000
Issued in reinvestment of distributions	8	75	20	215
	8	75	492	5,215
G Class/Shares Authorized	340,000,000		340,000,000
Sold	2,128,936	20,560,459	31,175,888	251,690,777
Issued in reinvestment of distributions	1,284,725	11,626,760	1,371,323	14,604,585
Redeemed	(4,991,093)	(48,627,964)	(6,283,725)	(60,882,209)
	(1,577,432)	(16,440,745)	26,263,486	205,413,153
Net increase (decrease)	1,868,625	$19,208,821	28,650,029	$224,041,779
(1)December 3, 2019 (commencement of sale) through November 30, 2020 for I Class, A Class, R Class and R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

14

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$11,599,763	$5,509,294	—
France	6,887,608	109,778,780	—
United Kingdom	26,569,666	150,115,133	—
Other Countries	—	384,628,978	—
	$45,057,037	$650,032,185	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$583,291,517
Gross tax appreciation of investments	$126,187,466
Gross tax depreciation of investments	(14,389,761)
Net tax appreciation (depreciation) of investments	$111,797,705
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2020, the fund had accumulated long-term capital losses of $(18,246,397), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$8.98	0.09	1.80	1.89	(0.12)	—	(0.12)	$10.75	21.21%	1.30%(4)	1.30%(4)	1.78%(4)	1.78%(4)	28%	$165,743
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
2019(5)	$10.00	0.31	0.34	0.65	(0.04)	—	(0.04)	$10.61	6.59%	1.31%(4)	1.31%(4)	3.04%(4)	3.04%(4)	85%	$101,934
I Class
2021(3)	$8.99	0.18	1.72	1.90	(0.14)	—	(0.14)	$10.75	21.32%	1.10%(4)	1.10%(4)	1.98%(4)	1.98%(4)	28%	$145
2020(6)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%(4)	1.11%(4)	1.80%(4)	1.80%(4)	68%(7)	$4
A Class
2021(3)	$8.96	0.07	1.80	1.87	(0.10)	—	(0.10)	$10.73	20.95%	1.55%(4)	1.55%(4)	1.53%(4)	1.53%(4)	28%	$5
2020(6)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%(4)	1.56%(4)	1.35%(4)	1.35%(4)	68%(7)	$4
R Class
2021(3)	$8.93	0.10	1.77	1.87	(0.08)	—	(0.08)	$10.72	20.94%	1.80%(4)	1.80%(4)	1.28%(4)	1.28%(4)	28%	$27
2020(6)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%(4)	1.81%(4)	1.10%(4)	1.10%(4)	68%(7)	$6
R6 Class
2021(3)	$9.14	0.10	1.83	1.93	(0.15)	—	(0.15)	$10.92	21.36%	0.95%(4)	0.95%(4)	2.13%(4)	2.13%(4)	28%	$5
2020(6)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%(4)	0.96%(4)	1.95%(4)	1.95%(4)	68%(7)	$4

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$9.11	0.15	1.81	1.96	(0.24)	—	(0.24)	$10.83	21.93%	0.00%(4)(8)	0.95%(4)	3.08%(4)	2.13%(4)	28%	$533,665
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081
2019(5)	$10.00	0.43	0.37	0.80	(0.04)	—	(0.04)	$10.76	8.00%	0.01%(4)	0.96%(4)	4.34%(4)	3.39%(4)	85%	$264,529

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)December 6, 2018 (fund inception) through November 30, 2019.
(6)December 3, 2019 (commencement of sale) through November 30, 2020 .
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
(8)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2107

Semiannual Report

May 28, 2021

NT Emerging Markets Fund
G Class (ACLKX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Rights	—*
Temporary Cash Investments	1.8%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(0.2)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	29.4%
South Korea	15.7%
Taiwan	14.7%
India	10.1%
Brazil	7.6%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,131.30	$0.10	0.02%
Hypothetical
G Class	$1,000	$1,024.42	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Argentina — 1.0%
Globant SA(1)	38,658	$8,422,419
Brazil — 7.6%
Banco BTG Pactual SA	385,300	9,063,795
Embraer SA, ADR(1)	404,900	5,421,611
Gerdau SA, Preference Shares	1,760,000	11,022,584
Locaweb Servicos de Internet SA	950,240	4,789,763
Magazine Luiza SA	1,164,252	4,537,091
Randon SA Implementos e Participacoes, Preference Shares	1,214,700	3,456,454
Suzano SA(1)	590,000	6,973,540
Vale SA, ADR	829,493	17,850,689
		63,115,527
China — 29.4%
Alibaba Group Holding Ltd., ADR(1)	169,783	36,326,771
Anhui Conch Cement Co. Ltd., H Shares	545,500	3,377,162
Baoshan Iron & Steel Co. Ltd., A Shares	1,982,900	2,458,361
China Construction Bank Corp., H Shares	13,309,000	10,965,639
China Education Group Holdings Ltd.	2,421,000	6,115,710
China Gas Holdings Ltd.	1,064,000	4,046,734
China Tourism Group Duty Free Corp. Ltd., A Shares	229,787	12,468,511
CIFI Holdings Group Co. Ltd.	9,235,557	8,048,133
Contemporary Amperex Technology Co. Ltd., A Shares	108,698	7,002,963
Country Garden Services Holdings Co. Ltd.	843,000	8,554,082
Ganfeng Lithium Co. Ltd., H Shares(2)	610,000	8,204,041
GDS Holdings Ltd., ADR(1)	79,643	5,990,747
Industrial & Commercial Bank of China Ltd., H Shares	6,173,095	4,052,695
Kweichow Moutai Co. Ltd., A Shares	25,900	9,089,622
Li Ning Co. Ltd.	962,000	8,844,436
Meituan, Class B(1)	277,600	9,729,788
New Oriental Education & Technology Group, Inc., ADR(1)	383,638	3,924,617
Nine Dragons Paper Holdings Ltd.	4,732,000	7,469,606
Ping An Insurance Group Co. of China Ltd., H Shares	617,000	6,739,596
Sany Heavy Industry Co. Ltd., A Shares	910,700	4,377,237
Shenzhou International Group Holdings Ltd.	338,000	8,909,818
TAL Education Group, ADR(1)	80,953	3,235,691
Tencent Holdings Ltd.	647,300	50,606,493
Wuxi Biologics Cayman, Inc.(1)	843,500	12,518,535
		243,056,988
Hungary — 1.4%
OTP Bank Nyrt(1)	207,852	11,409,329
India — 10.1%
Asian Paints Ltd.	117,276	4,757,210
Bajaj Finance Ltd.(1)	83,146	6,426,237
Bata India Ltd.	170,708	3,638,577
HDFC Bank Ltd.(1)	878,084	18,215,383
ICICI Bank Ltd., ADR(1)	657,161	11,835,470
Indraprastha Gas Ltd.	516,779	3,660,558
4

	Shares	Value
Infosys Ltd., ADR	531,806	$10,285,128
Jubilant Foodworks Ltd.(1)	184,066	7,918,412
Tata Consultancy Services Ltd.	162,660	7,050,708
UltraTech Cement Ltd.	109,921	10,005,099
		83,792,782
Indonesia — 1.7%
Bank Rakyat Indonesia Persero Tbk PT	36,478,600	10,394,239
Telekomunikasi Indonesia Persero Tbk PT	15,772,800	3,616,355
		14,010,594
Luxembourg — 0.6%
Ternium SA, ADR	127,223	4,657,634
Mexico — 3.7%
Cemex SAB de CV, ADR(1)	1,864,108	15,434,815
Grupo Financiero Banorte SAB de CV	1,576,923	10,756,138
Wal-Mart de Mexico SAB de CV	1,333,853	4,258,445
		30,449,398
Philippines — 0.5%
Ayala Land, Inc.	5,736,280	4,139,131
Russia — 3.4%
Novatek PJSC, GDR	33,751	6,718,881
Sberbank of Russia PJSC, ADR (London)	557,105	9,378,245
Yandex NV, A Shares(1)	176,482	11,919,594
		28,016,720
Saudi Arabia — 0.9%
Al Rajhi Bank	277,619	7,631,607
Singapore — 0.5%
Sea Ltd., ADR(1)	16,018	4,056,398
South Africa — 4.7%
Capitec Bank Holdings Ltd.	65,663	7,881,359
Kumba Iron Ore Ltd.(2)	163,564	7,287,897
Naspers Ltd., N Shares	108,112	23,830,795
		39,000,051
South Korea — 15.7%
CJ Logistics Corp.(1)	43,713	6,663,309
Cosmax, Inc.(1)	35,804	4,040,976
Hyundai Motor Co.	65,301	13,552,451
LG Chem Ltd.	9,920	7,392,745
Mando Corp.(1)	146,565	8,511,415
NAVER Corp.	37,423	12,006,938
Samsung Biologics Co. Ltd.(1)	8,879	6,590,732
Samsung Electro-Mechanics Co. Ltd.	76,446	11,516,466
Samsung Electronics Co. Ltd.	564,193	40,497,911
Samsung SDI Co. Ltd.	18,029	10,347,977
SK Hynix, Inc.	81,274	9,112,528
		130,233,448
Taiwan — 14.7%
ASPEED Technology, Inc.	96,000	7,618,084
Chailease Holding Co. Ltd.	2,387,819	18,034,700
Formosa Plastics Corp.	1,476,000	5,399,218
MediaTek, Inc.	347,000	11,987,838
Merida Industry Co. Ltd.	477,000	5,517,732
President Chain Store Corp.	358,000	3,383,070
5

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	3,115,774	$66,154,653
Win Semiconductors Corp.	325,000	3,812,615
		121,907,910
Thailand — 2.0%
CP ALL PCL	2,552,800	4,958,886
Muangthai Capital PCL	1,938,900	3,809,555
PTT Exploration & Production PCL	2,146,500	8,060,816
		16,829,257
Turkey — 0.4%
BIM Birlesik Magazalar AS	476,148	3,573,117
TOTAL COMMON STOCKS (Cost $530,691,727)		814,302,310
RIGHTS†
South Korea†
Cosmax, Inc.(1) (Cost $—)	3,706	76,426
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $3,217,678), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $3,149,047)		3,149,047
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $5,353,025), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $5,248,000)		5,248,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,349,402	6,349,402
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,746,449)		14,746,449
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,154,206)	1,154,206	1,154,206
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $546,592,382)		830,279,391
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,677,040)
TOTAL NET ASSETS — 100.0%		$828,602,351

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.8%
Consumer Discretionary	19.0%
Financials	17.6%
Materials	13.6%
Communication Services	10.0%
Industrials	4.3%
Consumer Staples	3.5%
Health Care	2.3%
Energy	1.8%
Real Estate	1.5%
Utilities	0.9%
Temporary Cash Investments	1.8%
Temporary Cash Investments - Securities Lending Collateral	0.1%
Other Assets and Liabilities	(0.2)%

6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,899,152. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,592,741, which includes securities collateral of $14,438,535.
7

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $545,438,176) — including $13,899,152 of securities on loan	$829,125,185
Investment made with cash collateral received for securities on loan, at value (cost of $1,154,206)	1,154,206
Total investment securities, at value (cost of $546,592,382)	830,279,391
Receivable for capital shares sold	336
Dividends and interest receivable	970,263
Securities lending receivable	4,887
Other assets	13,342
831,268,219

Liabilities
Payable for collateral received for securities on loan	1,154,206
Payable for capital shares redeemed	116,055
Accrued foreign taxes	1,395,607
2,665,868

Net Assets	$828,602,351

G Class Capital Shares, $0.01 Par Value
Shares authorized	510,000,000
Shares outstanding	53,365,198

Net Asset Value Per Share	$15.53

Net Assets Consist of:
Capital (par value and paid-in surplus)	$525,394,290
Distributable earnings	303,208,061
$828,602,351

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $801,499)	$5,692,978
Securities lending, net	27,356
Interest	458
5,720,792

Expenses:
Management fees	3,556,290
Directors' fees and expenses	10,124
Other expenses	63,565
3,629,979
Fees waived	(3,556,290)
73,689

Net investment income (loss)	5,647,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(498))	39,592,420
Foreign currency translation transactions	(488,672)
39,103,748

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(409,827))	53,251,974
Translation of assets and liabilities in foreign currencies	(666)
53,251,308

Net realized and unrealized gain (loss)	92,355,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,002,159

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$5,647,103	$7,314,453
Net realized gain (loss)	39,103,748	5,064,654
Change in net unrealized appreciation (depreciation)	53,251,308	117,285,476
Net increase (decrease) in net assets resulting from operations	98,002,159	129,664,583

Distributions to Shareholders
From earnings	(13,098,155)	(12,202,414)

Capital Share Transactions
Proceeds from shares sold	104,043,031	344,526,986
Proceeds from reinvestment of distributions	13,098,155	12,202,414
Payments for shares redeemed	(104,191,365)	(175,438,606)
Net increase (decrease) in net assets from capital share transactions	12,949,821	181,290,794

Net increase (decrease) in net assets	97,853,825	298,752,963

Net Assets
Beginning of period	730,748,526	431,995,563
End of period	$828,602,351	$730,748,526

Transactions in Shares of the Fund
Sold	6,780,576	27,860,321
Issued in reinvestment of distributions	911,493	1,032,353
Redeemed	(6,616,684)	(14,097,357)
Net increase (decrease) in shares of the fund	1,075,385	14,795,317

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,154,206	—	—	—	$1,154,206
Gross amount of recognized liabilities for securities lending transactions					$1,154,206
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.90%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The annual management fee for the period ended May 28, 2021 was 0.00% after waiver.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
13

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $228,951,582 and $233,521,844, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$8,422,419	—	—
Brazil	23,272,300	$39,843,227	—
China	49,477,826	193,579,162	—
India	22,120,598	61,672,184	—
Luxembourg	4,657,634	—	—
Mexico	15,434,815	15,014,583	—
Russia	11,919,594	16,097,126	—
Singapore	4,056,398	—	—
Other Countries	—	348,734,444	—
Rights	—	76,426	—
Temporary Cash Investments	6,349,402	8,397,047	—
Temporary Cash Investments - Securities Lending Collateral	1,154,206	—	—
	$146,865,192	$683,414,199	—

14

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$548,049,195
Gross tax appreciation of investments	$288,361,124
Gross tax depreciation of investments	(6,130,928)
Net tax appreciation (depreciation) of investments	$282,230,196

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2020, the fund had accumulated short-term capital losses of $(15,840,315), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$13.97	0.11	1.70	1.81	(0.25)	—	(0.25)	$15.53	13.13%	0.02%(4)	0.92%(4)	1.43%(4)	0.53%(4)	30%	$828,602
2020	$11.52	0.18	2.60	2.78	(0.33)	—	(0.33)	$13.97	24.62%	0.02%	0.92%	1.50%	0.60%	61%	$730,749
2019	$11.19	0.31	0.94	1.25	(0.15)	(0.77)	(0.92)	$11.52	12.54%	0.01%	0.91%	2.80%	1.90%	50%	$431,996
2018	$14.54	0.23	(2.00)	(1.77)	(0.14)	(1.44)	(1.58)	$11.19	(13.75)%	0.01%	0.95%	1.78%	0.84%	66%	$402,978
2017	$10.27	0.09	4.26	4.35	(0.08)	—	(0.08)	$14.54	42.75%	0.69%	1.25%	0.74%	0.18%	56%	$481,494
2016	$9.75	0.05	0.50	0.55	(0.03)	—	(0.03)	$10.27	5.68%	1.18%	1.18%	0.53%	0.53%	75%	$394,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
18

Notes
19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92626 2107

Semiannual Report

May 28, 2021

NT International Growth Fund
G Class (ACLNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Temporary Cash Investments	2.0%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(1.3)%

Top Five Countries	% of net assets
France	16.1%
Japan	11.7%
United Kingdom	11.6%
Netherlands	6.2%
Germany	5.9%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,128.20	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.47	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 2.2%
Atlassian Corp. plc, Class A(1)	36,690	$8,559,043
CSL Ltd.	107,820	24,080,950
		32,639,993
Belgium — 1.5%
KBC Group NV	274,960	22,509,251
Brazil — 0.6%
Magazine Luiza SA	2,264,396	8,824,353
Canada — 4.8%
Canada Goose Holdings, Inc.(1)(2)	261,250	10,551,209
Canadian Pacific Railway Ltd.	221,100	17,954,480
First Quantum Minerals Ltd.	646,670	16,085,786
GFL Environmental, Inc.(2)	299,902	9,758,811
Shopify, Inc., Class A(1)	5,950	7,399,858
Toronto-Dominion Bank (The)	154,800	11,157,184
		72,907,328
China — 3.1%
ANTA Sports Products Ltd.	450,000	9,083,808
GDS Holdings Ltd., ADR(1)	95,770	7,203,819
Huazhu Group Ltd., ADR(1)	150,340	8,594,938
Tencent Holdings Ltd.	77,600	6,066,837
Tencent Music Entertainment Group, ADR(1)	326,280	5,135,647
Wuxi Biologics Cayman, Inc.(1)	754,000	11,190,250
		47,275,299
Denmark — 3.7%
Carlsberg A/S, B Shares	98,470	18,085,663
DSV Panalpina A/S	49,590	12,089,517
Novo Nordisk A/S, B Shares	256,950	20,285,151
Orsted AS	39,940	6,107,985
		56,568,316
Finland — 1.2%
Neste Oyj	282,270	18,617,624
France — 16.1%
Air Liquide SA	114,630	19,494,675
Airbus SE(1)	104,670	13,752,180
Capgemini SE	115,890	21,667,925
Dassault Systemes SE	62,100	14,263,497
Edenred(2)	317,026	17,459,379
Iliad SA	40,450	6,641,392
L'Oreal SA	20,480	9,271,696
LVMH Moet Hennessy Louis Vuitton SE	46,270	37,063,763
Pernod Ricard SA	61,670	13,615,162
Safran SA	158,970	24,037,817
Schneider Electric SE	165,830	26,393,444
Teleperformance	50,230	19,245,389
Valeo SA	359,320	11,806,664
4

	Shares	Value
Vivendi SE	247,680	$9,020,383
		243,733,366
Germany — 5.9%
Brenntag SE	67,950	6,381,442
Daimler AG	208,490	19,451,636
Infineon Technologies AG	445,102	17,998,566
Knorr-Bremse AG	70,122	8,716,952
Muenchener Rueckversicherungs-Gesellschaft AG	42,960	12,365,561
Puma SE	166,420	19,020,830
Zalando SE(1)	55,780	5,957,973
		89,892,960
Hong Kong — 3.5%
AIA Group Ltd.	2,066,200	27,576,142
Sands China Ltd.(1)	1,450,000	6,626,354
Techtronic Industries Co. Ltd.	1,001,000	18,842,962
		53,045,458
India — 1.1%
HDFC Bank Ltd.(1)	818,370	16,976,649
Indonesia — 0.5%
Bank Central Asia Tbk PT	3,666,700	8,131,761
Ireland — 4.4%
CRH plc	351,990	18,415,031
ICON plc(1)	62,360	13,953,674
Kerry Group plc, A Shares	117,530	15,902,079
Ryanair Holdings plc, ADR(1)	150,770	17,602,397
		65,873,181
Israel — 0.4%
Kornit Digital Ltd.(1)	50,970	5,311,074
Italy — 2.7%
Ferrari NV	62,160	13,106,968
Prysmian SpA	160,340	5,535,701
Stellantis NV	1,138,814	22,279,692
		40,922,361
Japan — 11.7%
FANUC Corp.	75,300	18,052,447
Hoya Corp.	123,500	16,228,059
Keyence Corp.	52,700	26,050,419
Kobe Bussan Co. Ltd.	243,400	6,182,047
MonotaRO Co. Ltd.	483,400	11,262,255
Obic Co. Ltd.	76,700	14,368,125
Olympus Corp.	519,900	11,076,028
Pan Pacific International Holdings Corp.	529,700	10,592,939
Recruit Holdings Co. Ltd.	584,600	29,964,269
Sony Group Corp.	225,600	22,432,881
Terumo Corp.	304,600	11,759,463
		177,968,932
Mexico — 1.0%
Cemex SAB de CV, ADR(1)	1,872,890	15,507,529
Netherlands — 6.2%
Adyen NV(1)	10,084	23,339,037
Akzo Nobel NV	35,170	4,490,307
ASML Holding NV	65,090	43,974,149
5

	Shares	Value
ING Groep NV	1,569,090	$21,956,432
		93,759,925
Singapore — 0.9%
Sea Ltd., ADR(1)	56,700	14,358,708
Spain — 5.2%
Amadeus IT Group SA(1)	264,211	19,936,394
CaixaBank SA	4,144,350	14,368,054
Cellnex Telecom SA	358,022	21,719,661
Iberdrola SA	1,640,768	22,616,330
		78,640,439
Sweden — 3.4%
Epiroc AB, A Shares	502,060	11,452,361
Epiroc AB(1)	502,060	181,075
Hexagon AB, B Shares	1,321,460	18,912,895
Telefonaktiebolaget LM Ericsson, B Shares	1,510,060	20,253,781
		50,800,112
Switzerland — 5.6%
Lonza Group AG	32,030	20,706,076
Partners Group Holding AG	13,410	20,240,452
Sika AG	61,286	19,731,643
Zur Rose Group AG(1)	26,730	10,034,307
Zurich Insurance Group AG	31,880	13,408,752
		84,121,230
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	602,000	12,781,768
Thailand — 0.3%
Kasikornbank PCL, NVDR	1,304,800	4,987,140
United Kingdom — 11.6%
Ashtead Group plc	361,680	26,383,692
ASOS plc(1)	295,116	20,409,033
Associated British Foods plc(1)	365,830	12,016,662
AstraZeneca plc	285,550	32,545,159
Barratt Developments plc	774,430	8,288,600
Burberry Group plc(1)	150,830	4,563,842
Carnival plc(1)	323,440	8,100,080
Ferguson plc	22,655	3,076,777
Halma plc	214,620	7,921,917
HSBC Holdings plc	4,544,400	29,504,792
Ocado Group plc(1)	153,408	4,104,421
Whitbread plc(1)	402,660	18,135,351
		175,050,326
TOTAL COMMON STOCKS (Cost $1,028,745,100)		1,491,205,083
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $6,608,443), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $6,467,488)		6,467,488
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $10,995,626), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $10,780,000)		10,780,000
6

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,040,354	$13,040,354
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,287,842)		30,287,842
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $12,998,903)	12,998,903	12,998,903
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $1,072,031,845)		1,534,491,828
OTHER ASSETS AND LIABILITIES — (1.3)%		(19,516,599)
TOTAL NET ASSETS — 100.0%		$1,514,975,229

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.0%
Information Technology	18.5%
Consumer Discretionary	17.8%
Financials	13.4%
Health Care	10.7%
Materials	6.2%
Consumer Staples	5.7%
Communication Services	4.0%
Utilities	1.9%
Energy	1.2%
Temporary Cash Investments	2.0%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,699,474. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,212,367, which includes securities collateral of $213,464.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,059,032,942) — including $12,699,474 of securities on loan	$1,521,492,925
Investment made with cash collateral received for securities on loan, at value (cost of $12,998,903)	12,998,903
Total investment securities, at value (cost of $1,072,031,845)	1,534,491,828
Receivable for investments sold	8,563,121
Receivable for capital shares sold	3,482
Dividends and interest receivable	3,442,899
Securities lending receivable	5,045
Other assets	11,444
1,546,517,819

Liabilities
Payable for collateral received for securities on loan	12,998,903
Payable for investments purchased	15,363,581
Payable for capital shares redeemed	2,363,809
Accrued foreign taxes	799,276
Accrued other expenses	17,021
31,542,590

Net Assets	$1,514,975,229

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,000,000,000
Shares outstanding	99,217,269

Net Asset Value Per Share	$15.27

Net Assets Consist of:
Capital (par value and paid-in surplus)	$971,805,661
Distributable earnings	543,169,568
$1,514,975,229

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,180,677)	$11,063,758
Interest	20,734
Securities lending, net	18,518
11,103,010

Expenses:
Management fees	5,874,700
Directors' fees and expenses	18,133
Other expenses	62,982
5,955,815
Fees waived	(5,874,700)
81,115

Net investment income (loss)	11,021,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $19,140)	74,674,508
Foreign currency translation transactions	(160,010)
74,514,498

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(29,640))	86,480,695
Translation of assets and liabilities in foreign currencies	32,334
86,513,029

Net realized and unrealized gain (loss)	161,027,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$172,049,422

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$11,021,895	$10,208,268
Net realized gain (loss)	74,514,498	33,771,309
Change in net unrealized appreciation (depreciation)	86,513,029	186,598,763
Net increase (decrease) in net assets resulting from operations	172,049,422	230,578,340

Distributions to Shareholders
From earnings	(43,138,573)	(21,446,973)

Capital Share Transactions
Proceeds from shares sold	96,379,251	592,376,460
Proceeds from reinvestment of distributions	43,138,573	21,446,973
Payments for shares redeemed	(92,459,716)	(311,099,401)
Net increase (decrease) in net assets from capital share transactions	47,058,108	302,724,032

Net increase (decrease) in net assets	175,968,957	511,855,399

Net Assets
Beginning of period	1,339,006,272	827,150,873
End of period	$1,514,975,229	$1,339,006,272

Transactions in Shares of the Fund
Sold	6,680,138	47,489,240
Issued in reinvestment of distributions	3,119,203	1,918,957
Redeemed	(6,361,553)	(26,379,155)
Net increase (decrease) in shares of the fund	3,437,788	23,029,042

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,998,903	—	—	—	$12,998,903
Gross amount of recognized liabilities for securities lending transactions					$12,998,903
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.700% to 1.150%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended May 28, 2021 was 0.83% before waiver and 0.00% after waiver.

13

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $27,801 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(488) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $356,527,776 and $330,608,545, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$8,559,043	$24,080,950	—
Canada	9,758,811	63,148,517	—
China	20,934,404	26,340,895	—
Ireland	31,556,071	34,317,110	—
Israel	5,311,074	—	—
Mexico	15,507,529	—	—
Singapore	14,358,708	—	—
Other Countries	—	1,237,331,971	—
Temporary Cash Investments	13,040,354	17,247,488	—
Temporary Cash Investments - Securities Lending Collateral	12,998,903	—	—
	$132,024,897	$1,402,466,931	—

14

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,075,795,845
Gross tax appreciation of investments	$464,103,763
Gross tax depreciation of investments	(5,407,780)
Net tax appreciation (depreciation) of investments	$458,695,983

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$13.98	0.11	1.63	1.74	(0.10)	(0.35)	(0.45)	$15.27	12.82%	0.01%(4)	0.84%(4)	1.56%(4)	0.73%(4)	24%	$1,514,975
2020	$11.37	0.13	2.78	2.91	(0.17)	(0.13)	(0.30)	$13.98	26.30%	0.01%	0.83%	1.13%	0.31%	55%	$1,339,006
2019	$11.13	0.17	1.50	1.67	(0.22)	(1.21)	(1.43)	$11.37	18.27%	0.01%	0.84%	1.60%	0.77%	70%	$827,151
2018	$12.57	0.22	(1.09)	(0.87)	(0.20)	(0.37)	(0.57)	$11.13	(7.35)%	0.01%	0.82%	1.75%	0.94%	71%	$896,239
2017	$9.61	0.14	2.91	3.05	(0.09)	—	(0.09)	$12.57	32.02%	0.61%	0.91%	1.26%	0.96%	57%	$1,039,845
2016	$10.95	0.10	(1.02)	(0.92)	(0.08)	(0.34)	(0.42)	$9.61	(8.69)%	0.98%	0.98%	0.98%	0.98%	69%	$845,423

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
18

Notes

19

Notes
20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92627 2107

Semiannual Report

May 28, 2021

NT International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Rights	—*
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.8%
Other Assets and Liabilities	(0.5)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	21.6%
United Kingdom	18.5%
Canada	10.8%
Sweden	6.1%
Australia	5.2%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,181.00	$7.70	1.44%
G Class	$1,000	$1,189.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,017.46	$7.12	1.44%
G Class	$1,000	$1,024.47	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 5.2%
carsales.com Ltd.	197,901	$2,969,252
Corporate Travel Management Ltd.(1)(2)	187,298	3,118,376
IDP Education Ltd.	96,328	1,669,619
Mineral Resources Ltd.	142,704	5,049,549
Nickel Mines Ltd.	4,403,671	3,456,141
OZ Minerals Ltd.	372,965	7,300,855
Seven Group Holdings Ltd.(2)	354,006	5,567,276
		29,131,068
Austria — 0.7%
ANDRITZ AG	68,351	3,991,015
Belgium — 1.2%
D'ieteren SA	58,847	6,947,207
Canada — 10.8%
Alamos Gold, Inc. (New York), Class A	300,605	2,744,524
BRP, Inc.	70,516	5,943,412
CAE, Inc.(1)	223,942	6,938,578
Canadian Western Bank	236,373	7,161,336
Colliers International Group, Inc. (Toronto)(2)	72,668	8,074,356
Descartes Systems Group, Inc. (The)(1)	44,818	2,621,448
FirstService Corp.	20,997	3,406,483
Nuvei Corp.(1)	67,616	5,034,011
Parex Resources, Inc.(1)	310,404	5,298,233
TFI International, Inc.	105,511	10,113,964
Whitecap Resources, Inc.	837,183	3,970,910
		61,307,255
China — 0.5%
Minth Group Ltd.	680,000	2,875,940
Denmark — 4.2%
ALK-Abello A/S(1)	14,579	6,495,156
Jyske Bank A/S(1)	71,899	3,710,804
Pandora A/S	63,878	8,628,040
Royal Unibrew A/S	38,294	4,947,989
		23,781,989
Finland — 2.5%
Metso Outotec Oyj	731,801	8,674,389
Musti Group Oyj(1)	138,379	5,312,248
		13,986,637
France — 4.8%
Alten SA(1)	34,264	4,196,304
APERAM SA(2)	117,132	6,457,759
Elis SA(1)	280,834	5,349,699
Nexans SA	64,133	5,675,197
SOITEC(1)	25,868	5,226,310
		26,905,269
Germany — 3.2%
Dermapharm Holding SE	60,537	5,171,752
4

	Shares	Value
flatexDEGIRO AG(1)	33,956	$4,273,046
Hypoport SE(1)	2,499	1,397,547
ProSiebenSat.1 Media SE(1)	333,396	7,485,532
		18,327,877
Hong Kong — 0.5%
Man Wah Holdings Ltd.	1,326,800	2,987,562
Ireland — 2.4%
AIB Group plc(1)	2,418,074	8,053,466
Glanbia plc	312,086	5,198,861
		13,252,327
Israel — 3.3%
Inmode Ltd.(1)	65,721	5,609,944
Kornit Digital Ltd.(1)	50,875	5,301,175
Nova Measuring Instruments Ltd.(1)	78,890	7,906,356
		18,817,475
Italy — 3.8%
Autogrill SpA(1)(2)	471,277	4,040,746
BPER Banca	2,752,190	6,830,797
Buzzi Unicem SpA	94,476	2,678,583
FinecoBank Banca Fineco SpA(1)	180,963	3,013,303
MARR SpA(1)	197,231	4,897,818
		21,461,247
Japan — 21.6%
Asics Corp.	228,600	5,459,130
ASKUL Corp.	197,200	3,176,198
CKD Corp.	237,300	5,385,696
en-japan, Inc.	121,100	4,134,628
Food & Life Cos. Ltd.	176,900	7,864,149
IHI Corp.(1)	333,800	8,202,854
IR Japan Holdings Ltd.	31,100	3,958,964
Isetan Mitsukoshi Holdings Ltd.	824,600	5,950,632
Japan Hotel REIT Investment Corp.	6,432	3,895,092
Japan Steel Works Ltd. (The)	177,900	4,723,931
Kakaku.com, Inc.	130,300	3,878,110
Kuraray Co. Ltd.	429,600	4,544,480
Mabuchi Motor Co. Ltd.	64,600	2,550,824
Matsumotokiyoshi Holdings Co. Ltd.	128,900	5,586,824
Nextage Co. Ltd.	280,800	4,246,528
Nippon Gas Co. Ltd.	427,500	6,628,662
Open House Co. Ltd.	198,400	9,190,558
Optorun Co. Ltd.	95,500	2,361,978
Park24 Co. Ltd.(1)	272,100	5,687,370
Ryohin Keikaku Co. Ltd.	298,800	5,743,863
Sanwa Holdings Corp.	233,900	2,911,920
Tsubaki Nakashima Co. Ltd.	350,700	5,691,180
Zenkoku Hosho Co. Ltd.	132,000	5,461,916
Zeon Corp.	308,600	4,690,641
		121,926,128
Netherlands — 4.6%
Accell Group NV(1)	52,702	2,992,422
Arcadis NV	96,338	4,197,977
5

	Shares	Value
ASM International NV	8,111	$2,536,786
Basic-Fit NV(1)	103,397	4,974,572
BE Semiconductor Industries NV	63,682	5,109,366
Corbion NV	52,511	3,030,324
OCI NV(1)	125,715	3,244,186
		26,085,633
Norway — 1.6%
Bakkafrost P/F	84,882	7,569,688
Storebrand ASA	169,771	1,693,153
		9,262,841
Singapore — 0.3%
Mapletree Industrial Trust	667,400	1,387,241
Spain — 0.6%
Laboratorios Farmaceuticos Rovi SA	51,385	3,515,036
Sweden — 6.1%
AddTech AB, B Shares	164,040	2,706,265
BHG Group AB(1)	154,462	3,000,722
Fastighets AB Balder, B Shares(1)	69,259	4,359,824
Lifco AB, B Shares	222,250	4,957,370
Loomis AB	188,607	6,042,658
Nordic Entertainment Group AB, B Shares(1)	93,729	4,517,677
Stillfront Group AB(1)	212,193	2,223,161
Storytel AB(1)	51,389	1,392,938
Trelleborg AB, B Shares	207,521	5,324,933
		34,525,548
Switzerland — 3.2%
Cembra Money Bank AG	18,034	2,051,555
Comet Holding AG	15,325	4,106,158
DKSH Holding AG	74,204	6,045,122
SIG Combibloc Group AG(1)	144,942	3,833,927
Zur Rose Group AG(1)	5,004	1,878,476
		17,915,238
United Kingdom — 18.5%
ASOS plc(1)	62,284	4,307,310
Diploma plc	173,703	7,095,872
Dr. Martens plc(1)	660,263	4,586,920
Electrocomponents plc	525,720	7,372,891
Endava plc, ADR(1)	51,558	5,288,820
Fevertree Drinks plc	101,819	3,693,214
Future plc	179,581	7,224,799
Grafton Group plc	398,413	6,633,266
Greggs plc(1)	156,312	5,530,106
Howden Joinery Group plc	630,595	7,123,132
Intermediate Capital Group plc	323,252	9,616,381
IWG plc(1)	985,362	5,029,973
Marks & Spencer Group plc(1)	1,636,727	3,826,882
Pets at Home Group plc	931,953	5,922,629
Tritax Big Box REIT plc	1,994,533	5,571,359
Watches of Switzerland Group plc(1)	533,567	5,942,572
Weir Group plc (The)(1)	179,796	4,899,500
6

	Shares	Value
WH Smith plc(1)	199,581	$4,888,350
		104,553,976
TOTAL COMMON STOCKS (Cost $423,296,370)		562,944,509
RIGHTS†
Singapore†
Mapletree Industrial Trust(1) (Cost $—)	33,370	2,775
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $170,917), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $167,272)		167,272
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $283,678), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $278,000)		278,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	337,268	337,268
TOTAL TEMPORARY CASH INVESTMENTS (Cost $782,540)		782,540
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,359,201)	4,359,201	4,359,201
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $428,438,111)		568,089,025
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,653,258)
TOTAL NET ASSETS — 100.0%		$565,435,767

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.8%
Consumer Discretionary	22.8%
Financials	9.6%
Materials	8.4%
Information Technology	7.8%
Consumer Staples	5.9%
Real Estate	5.7%
Communication Services	5.2%
Health Care	3.6%
Energy	1.6%
Utilities	1.2%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.8%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,022,885. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,837,169, which includes securities collateral of $14,477,968.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $424,078,910) — including $18,022,885 of securities on loan	$563,729,824
Investment made with cash collateral received for securities on loan, at value (cost of $4,359,201)	4,359,201
Total investment securities, at value (cost of $428,438,111)	568,089,025
Foreign currency holdings, at value (cost of $1,199,693)	1,200,377
Receivable for investments sold	1,775,980
Receivable for capital shares sold	1,424
Dividends and interest receivable	1,398,802
Securities lending receivable	9,749
572,475,357

Liabilities
Payable for collateral received for securities on loan	4,359,201
Payable for investments purchased	2,241,690
Payable for capital shares redeemed	312,922
Accrued management fees	125,777
7,039,590

Net Assets	$565,435,767

Net Assets Consist of:
Capital (par value and paid-in surplus)	$366,563,461
Distributable earnings	198,872,306
$565,435,767

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$106,252,846	7,056,705	$15.06
G Class, $0.01 Par Value	$459,182,921	30,055,009	$15.28

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $359,885)	$3,170,070
Securities lending, net	39,862
Interest	233
3,210,165

Expenses:
Management fees	3,121,529
Directors' fees and expenses	6,750
Other expenses	23,119
3,151,398
Fees waived(1)	(2,397,097)
754,301

Net investment income (loss)	2,455,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	67,670,579
Foreign currency translation transactions	(29,720)
67,640,859

Change in net unrealized appreciation (depreciation) on:
Investments	20,150,942
Translation of assets and liabilities in foreign currencies	12,975
20,163,917

Net realized and unrealized gain (loss)	87,804,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,260,640

(1)Amount consists of $20,264 and $2,376,833 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$2,455,864	$3,006,377
Net realized gain (loss)	67,640,859	32,404,423
Change in net unrealized appreciation (depreciation)	20,163,917	67,743,363
Net increase (decrease) in net assets resulting from operations	90,260,640	103,154,163

Distributions to Shareholders
From earnings:
Investor Class	(3,058,614)	(1,580,340)
G Class	(15,557,885)	(7,505,757)
Decrease in net assets from distributions	(18,616,499)	(9,086,097)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,175,293)	67,784,056

Net increase (decrease) in net assets	70,468,848	161,852,122

Net Assets
Beginning of period	494,966,919	333,114,797
End of period	$565,435,767	$494,966,919

See Notes to Financial Statements.
10

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,359,201	—	—	—	$4,359,201
Gross amount of recognized liabilities for securities lending transactions					$4,359,201
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 61% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended May 28, 2021, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
13

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 28, 2021 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.47%	1.43%
G Class	1.12%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $203,051 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $107,024 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $302,459,074 and $318,924,867, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	2,355	$31,316	492,052	$3,938,077
Issued in reinvestment of distributions	232,594	3,058,614	147,695	1,580,340
Redeemed	(615,068)	(8,513,390)	(2,059,298)	(23,788,410)
	(380,119)	(5,423,460)	(1,419,551)	(18,269,993)
G Class/Shares Authorized	300,000,000		300,000,000
Sold	1,023,169	14,560,454	16,319,664	188,246,740
Issued in reinvestment of distributions	1,173,295	15,557,885	700,818	7,505,757
Redeemed	(1,862,108)	(25,870,172)	(9,513,355)	(109,698,448)
	334,356	4,248,167	7,507,127	86,054,049
Net increase (decrease)	(45,763)	$(1,175,293)	6,087,576	$67,784,056

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

14

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,850,819	$536,093,690	—
Rights	—	2,775	—
Temporary Cash Investments	337,268	445,272	—
Temporary Cash Investments - Securities Lending Collateral	4,359,201	—	—
	$31,547,288	$536,541,737	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$431,327,969
Gross tax appreciation of investments	$140,856,077
Gross tax depreciation of investments	(4,095,021)
Net tax appreciation (depreciation) of investments	$136,761,056

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$13.16	(0.02)	2.35	2.33	—	(0.43)	(0.43)	$15.06	18.10%	1.44%(4)	1.48%(4)	(0.22)%(4)	(0.26)%(4)	58%	$106,253
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
2019	$10.56	0.01	1.14	1.15	(0.04)	(1.06)	(1.10)	$10.61	13.13%	1.48%	1.48%	0.14%	0.14%	133%	$93,941
2018	$13.16	0.01	(1.73)	(1.72)	(0.11)	(0.77)	(0.88)	$10.56	(14.20)%	1.47%	1.47%	0.09%	0.09%	140%	$66,042
2017	$9.88	(0.01)	3.29	3.28	—	—	—	$13.16	33.20%	1.48%	1.48%	(0.10)%	(0.10)%	122%	$76,484
2016	$10.29	(0.01)	(0.33)	(0.34)	(0.07)	—	(0.07)	$9.88	(3.12)%	1.47%	1.47%	(0.07)%	(0.07)%	138%	$62,162
G Class
2021(3)	$13.36	0.09	2.36	2.45	(0.10)	(0.43)	(0.53)	$15.28	18.98%	0.01%(4)	1.13%(4)	1.21%(4)	0.09%(4)	58%	$459,183
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066
2019	$10.72	0.16	1.13	1.29	(0.18)	(1.06)	(1.24)	$10.77	14.77%	0.01%	1.13%	1.61%	0.49%	133%	$239,174
2018	$13.25	0.20	(1.76)	(1.56)	(0.20)	(0.77)	(0.97)	$10.72	(12.95)%	0.00%(5)	1.12%	1.56%	0.44%	140%	$140,057
2017	$9.89	0.06	3.32	3.38	(0.02)	—	(0.02)	$13.25	34.20%	0.80%	1.22%	0.58%	0.16%	122%	$172,954
2016	$10.30	0.01	(0.33)	(0.32)	(0.09)	—	(0.09)	$9.89	(2.97)%	1.27%	1.27%	0.13%	0.13%	138%	$135,377

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

19

Notes

20

21

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2107
22

Semiannual Report

May 28, 2021

NT International Value Fund
Investor Class (ANTVX)
G Class (ANTYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 28, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Warrants	—*
Temporary Cash Investments	1.4%
Temporary Cash Investments - Securities Lending Collateral	2.6%
Other Assets and Liabilities	(2.2)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	22.2%
United Kingdom	17.1%
France	12.3%
Germany	9.1%
Switzerland	5.7%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/28/21	Expenses Paid During Period(1) 12/1/20 - 5/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,194.10	$6.03	1.12%
G Class	$1,000	$1,201.00	$0.11	0.02%
Hypothetical
Investor Class	$1,000	$1,019.03	$5.54	1.12%
G Class	$1,000	$1,024.42	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 179, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

MAY 28, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Australia — 5.1%
Aristocrat Leisure Ltd.	127,421	$4,122,197
Australia & New Zealand Banking Group Ltd.	734,517	16,383,726
BHP Group Ltd.	96,036	3,557,227
Commonwealth Bank of Australia	39,610	3,077,350
Fortescue Metals Group Ltd.	600,677	10,258,551
Magellan Financial Group Ltd.	55,745	2,077,371
National Australia Bank Ltd.	209,332	4,379,571
Santos Ltd.	592,391	3,146,449
Stockland	787,493	2,836,454
Wesfarmers Ltd.	214,033	9,171,898
Westpac Banking Corp.	222,449	4,554,979
Woodside Petroleum Ltd.	307,372	5,245,079
		68,810,852
Austria — 0.7%
Erste Group Bank AG	95,705	3,964,311
voestalpine AG	122,104	5,480,981
		9,445,292
Belgium — 1.3%
Ageas SA/NV(1)	208,976	13,519,547
Etablissements Franz Colruyt NV	251	15,284
KBC Group NV	692	56,650
Solvay SA	30,411	4,116,050
		17,707,531
Canada — 0.3%
Magna International, Inc.	35,470	3,566,819
Denmark — 0.3%
Novo Nordisk A/S, B Shares	48,803	3,852,797
Finland — 0.8%
Fortum Oyj(1)	136,669	3,947,871
Kone Oyj, B Shares	91,890	7,475,829
		11,423,700
France — 12.3%
ArcelorMittal SA(2)	216,790	7,011,496
AXA SA	360,776	10,043,493
BNP Paribas SA(1)	330,086	22,724,807
Cie de Saint-Gobain(2)	206,668	13,872,966
Cie Generale des Etablissements Michelin SCA(1)	33,783	5,163,348
Danone SA	44,695	3,186,069
Dassault Systemes SE	11,585	2,660,912
Eiffage SA	43,949	4,849,333
Hermes International	4,650	6,478,578
Ipsen SA	34,023	3,551,514
L'Oreal SA	7,876	3,565,619
Legrand SA	75,901	7,961,740
Publicis Groupe SA	181,558	12,272,621
Safran SA	44,079	6,665,175
4

	Shares	Value
Sanofi	86,097	$9,211,798
Schneider Electric SE	84,272	13,412,701
SCOR SE(2)	95,003	3,092,695
TOTAL SE	560,387	26,136,875
Vinci SA	32,820	3,730,741
		165,592,481
Germany — 9.1%
Allianz SE	85,225	22,632,453
BASF SE	37,641	3,081,706
Bayerische Motoren Werke AG	120,022	12,741,252
Brenntag SE	167,771	15,756,010
Daimler AG	255,296	23,818,527
GEA Group AG	75,404	3,280,776
HeidelbergCement AG	100,746	9,208,036
Muenchener Rueckversicherungs-Gesellschaft AG	52,889	15,223,514
Siemens AG	84,240	13,826,950
Volkswagen AG, Preference Shares	11,229	3,091,329
		122,660,553
Hong Kong — 3.5%
BOC Hong Kong Holdings Ltd.	3,645,500	13,446,751
CK Asset Holdings Ltd.	628,000	4,275,647
CK Hutchison Holdings Ltd.	455,000	3,627,434
Hang Seng Bank Ltd.	514,000	10,956,868
Hong Kong Exchanges & Clearing Ltd.	63,400	3,901,800
Sun Hung Kai Properties Ltd.	277,000	4,325,847
Techtronic Industries Co. Ltd.	132,000	2,484,786
WH Group Ltd.	5,113,000	4,409,400
		47,428,533
Ireland — 0.3%
CRH plc	66,280	3,467,565
Israel — 0.5%
Israel Discount Bank Ltd., A Shares(2)	763,112	3,911,709
Mizrahi Tefahot Bank Ltd.(2)	103,098	3,116,560
		7,028,269
Italy — 1.9%
Enel SpA	264,183	2,619,981
Eni SpA	451,872	5,551,703
Intesa Sanpaolo SpA	1,230,636	3,613,108
Tenaris SA	1,245,397	14,221,139
		26,005,931
Japan — 22.2%
Advantest Corp.	39,800	3,493,055
Asahi Group Holdings Ltd.	71,400	3,451,443
Astellas Pharma, Inc.	587,400	9,372,551
Bridgestone Corp.	75,300	3,335,219
Brother Industries Ltd.	596,900	12,704,016
Dai Nippon Printing Co. Ltd.	112,900	2,447,665
Dai-ichi Life Holdings, Inc.	204,200	4,271,888
Daikin Industries Ltd.	9,700	1,939,774
Denso Corp.	104,200	7,112,449
ENEOS Holdings, Inc.	785,400	3,243,592
FANUC Corp.	11,800	2,828,936
FUJIFILM Holdings Corp.	43,500	2,994,978
5

	Shares	Value
Fujitsu Ltd.	15,700	$2,561,023
Iida Group Holdings Co. Ltd.	434,700	11,688,919
ITOCHU Corp.	314,200	9,475,033
Japan Post Insurance Co. Ltd.	140,800	2,799,551
Kajima Corp.	213,400	2,960,569
Kao Corp.	2,200	135,066
KDDI Corp.	468,300	15,963,744
Komatsu Ltd.	130,800	3,943,019
Lixil Corp.	204,500	5,545,296
Mitsubishi Corp.	204,200	5,583,322
Mitsubishi Electric Corp.	898,800	14,012,660
Mitsubishi UFJ Financial Group, Inc.	718,700	4,127,593
Mitsui & Co. Ltd.	307,300	6,797,004
MS&AD Insurance Group Holdings, Inc.	101,000	3,094,219
Nabtesco Corp.	63,400	2,945,985
Nintendo Co. Ltd.	18,000	11,145,878
Nippon Telegraph & Telephone Corp.	269,700	7,303,552
Nitori Holdings Co. Ltd.	2,200	380,199
Nitto Denko Corp.	65,100	5,137,437
NSK Ltd.	362,400	3,500,367
Obayashi Corp.	4,400	37,396
ORIX Corp.	400,900	7,082,657
Otsuka Holdings Co. Ltd.	158,800	6,658,106
Panasonic Corp.	875,900	9,948,172
Recruit Holdings Co. Ltd.	77,500	3,972,342
Renesas Electronics Corp.(2)	414,800	4,346,596
Sekisui House Ltd.	146,700	3,087,437
Seven & i Holdings Co. Ltd.	188,600	8,300,259
Shin-Etsu Chemical Co. Ltd.	23,200	4,019,029
Shionogi & Co. Ltd.	105,500	5,390,661
Softbank Corp.	170,700	2,188,721
SoftBank Group Corp.	150,700	11,479,234
Sony Group Corp.	111,900	11,126,948
Sumitomo Mitsui Financial Group, Inc.	303,700	11,103,461
Tokyo Electron Ltd.	8,600	3,773,237
Toyota Industries Corp.	106,700	9,234,751
Toyota Motor Corp.	167,100	13,867,431
Trend Micro, Inc.	58,800	2,986,220
Yamaha Motor Co. Ltd.	122,900	3,607,820
		298,506,480
Netherlands — 3.8%
ING Groep NV	546,754	7,650,783
Koninklijke Ahold Delhaize NV	488,674	14,226,434
NN Group NV	188,272	9,582,676
Randstad NV	210,184	16,367,439
Wolters Kluwer NV	37,991	3,648,539
		51,475,871
Norway — 0.5%
Yara International ASA	121,033	6,456,405
Portugal — 0.3%
Jeronimo Martins SGPS SA	173,805	3,362,225
Singapore — 2.9%
DBS Group Holdings Ltd.	659,109	15,144,084
6

	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	812,982	$7,679,775
Singapore Technologies Engineering Ltd.	864,300	2,539,639
United Overseas Bank Ltd.	722,300	14,342,014
		39,705,512
South Korea — 0.4%
LG Chem Ltd.	3,360	2,503,994
Samsung Electronics Co. Ltd.	37,893	2,719,969
		5,223,963
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	1,152	35,508
Banco Bilbao Vizcaya Argentaria SA(2)	2,662,762	16,631,107
Banco Santander SA(2)	1,508,369	6,352,798
CaixaBank SA(1)	3,058,547	10,603,682
Enagas SA	158,982	3,734,335
Endesa SA	132,539	3,821,265
Iberdrola SA	310,812	4,284,230
Industria de Diseno Textil SA	130,595	5,075,621
Naturgy Energy Group SA	187,132	4,897,075
Telefonica SA	27,552	135,730
		55,571,351
Sweden — 3.9%
Atlas Copco AB, A Shares	43,663	2,673,412
Husqvarna AB, B Shares	822,638	12,117,025
Industrivarden AB, C Shares	247,143	9,657,334
Investor AB, B Shares	666,816	15,320,561
Kinnevik AB(1)(2)	838	30,337
Kinnevik AB, Redemption Shares(1)(2)	838	15,843
Sandvik AB	211,731	5,628,369
Securitas AB, B Shares(1)	181,697	2,974,882
Telefonaktiebolaget LM Ericsson, B Shares	325,797	4,369,774
		52,787,537
Switzerland — 5.7%
Cie Financiere Richemont SA	31,800	3,852,271
Geberit AG	8,572	6,222,356
Holcim Ltd.(2)	52,372	3,133,344
Kuehne + Nagel International AG	40,966	13,830,258
Novartis AG	186,082	16,438,612
Partners Group Holding AG	7,816	11,797,119
Roche Holding AG	17,755	6,215,164
UBS Group AG	217,458	3,543,748
Zurich Insurance Group AG	27,614	11,614,470
		76,647,342
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,777	3,494,629
United Kingdom — 17.1%
3i Group plc	259,641	4,568,792
Admiral Group plc	96,930	4,036,134
Ashtead Group plc	188,560	13,755,002
Aviva plc	3,075,738	17,923,661
Barclays plc	5,396,655	14,014,008
BHP Group plc	479,903	14,471,279
BP plc	1,866,150	8,129,425
7

	Shares	Value
Bunzl plc	965	$31,256
Direct Line Insurance Group plc	10,374	43,796
Evraz plc	2,116,487	19,112,084
Ferguson plc	49,420	6,711,733
GlaxoSmithKline plc	720,083	13,734,729
HSBC Holdings plc	1,484,145	9,596,249
ITV plc(2)	3,237,578	5,883,673
J Sainsbury plc	1,092,028	4,110,768
JD Sports Fashion plc(2)	435,287	5,826,571
Kingfisher plc(2)	933,800	4,739,081
Legal & General Group plc	1,908,105	7,692,540
M&G plc	2,719,604	9,404,891
Next plc(2)	66,814	7,715,850
Prudential plc	183,677	3,908,172
Rio Tinto plc	237,601	20,433,267
Royal Dutch Shell plc, B Shares	232,563	4,228,283
Schroders plc	63,760	3,211,558
St. James's Place plc	1,152	22,790
Taylor Wimpey plc	1,216,591	2,949,558
Unilever plc	128,829	7,721,843
Vodafone Group plc	7,075,864	12,828,923
WPP plc	245,040	3,384,883
		230,190,799
United States — 0.9%
Broadcom, Inc.	6,595	3,115,016
Microsoft Corp.	20,355	5,082,237
NXP Semiconductors NV	16,477	3,483,567
		11,680,820
TOTAL COMMON STOCKS (Cost $1,053,191,609)		1,322,093,257
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(2) (Cost $—)	46,556	30,020
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.75%, 5/15/25 - 8/15/47, valued at $4,042,708), in a joint trading account at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $3,956,479)		3,956,479
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $6,726,966), at 0.00%, dated 5/28/21, due 6/1/21 (Delivery value $6,595,000)		6,595,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,977,421	7,977,421
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,528,900)		18,528,900
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $35,619,612)	35,619,612	35,619,612
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $1,107,340,121)		1,376,271,789
OTHER ASSETS AND LIABILITIES — (2.2)%		(28,993,086)
TOTAL NET ASSETS — 100.0%		$1,347,278,703
8

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
MSCI EAFE Index	141	June 2021	$16,475,850	$359,260
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.1%
Industrials	17.6%
Consumer Discretionary	13.8%
Materials	9.1%
Communication Services	6.3%
Health Care	5.5%
Energy	5.0%
Information Technology	4.4%
Consumer Staples	3.9%
Utilities	1.7%
Real Estate	0.8%
Temporary Cash Investments	1.4%
Temporary Cash Investments - Securities Lending Collateral	2.6%
Other Assets and Liabilities	(2.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,691,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,502,174, which includes securities collateral of $6,882,562.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

MAY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,071,720,509) — including $40,691,003 of securities on loan	$1,340,652,177
Investment made with cash collateral received for securities on loan, at value (cost of $35,619,612)	35,619,612
Total investment securities, at value (cost of $1,107,340,121)	1,376,271,789
Foreign currency holdings, at value (cost of $399,441)	399,074
Deposits with broker for futures contracts	1,005,048
Receivable for capital shares sold	1,550
Receivable for variation margin on futures contracts	26,790
Dividends and interest receivable	10,180,813
Securities lending receivable	92,493
1,387,977,557

Liabilities
Payable for collateral received for securities on loan	35,619,612
Payable for capital shares redeemed	4,871,227
Accrued management fees	172,016
Accrued other expenses	35,999
40,698,854

Net Assets	$1,347,278,703

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,127,234,407
Distributable earnings	220,044,296
$1,347,278,703

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$187,618,475	17,165,318	$10.93
G Class, $0.01 Par Value	$1,159,660,228	105,591,443	$10.98

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,455,289)	$25,870,643
Securities lending, net	117,859
Interest	3,129
25,991,631

Expenses:
Management fees	4,995,731
Directors' fees and expenses	16,185
Other expenses	84,972
5,096,888
Fees waived - G Class	(4,081,953)
1,014,935

Net investment income (loss)	24,976,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	84,585,939
Futures contract transactions	218,772
Foreign currency translation transactions	(99,946)
84,704,765

Change in net unrealized appreciation (depreciation) on:
Change in net unrealized appreciation (depreciation) on investments	118,626,677
Futures contracts	359,260
Translation of assets and liabilities in foreign currencies	33,991
119,019,928

Net realized and unrealized gain (loss)	203,724,693

Net Increase (Decrease) in Net Assets Resulting from Operations	$228,701,389

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 28, 2021 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2020
Increase (Decrease) in Net Assets	May 28, 2021	November 30, 2020
Operations
Net investment income (loss)	$24,976,696	$27,246,315
Net realized gain (loss)	84,704,765	(36,166,175)
Change in net unrealized appreciation (depreciation)	119,019,928	111,575,725
Net increase (decrease) in net assets resulting from operations	228,701,389	102,655,865

Distributions to Shareholders
From earnings:
Investor Class	(2,888,176)	(6,226,904)
G Class	(31,084,298)	(29,641,753)
Decrease in net assets from distributions	(33,972,474)	(35,868,657)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(51,772,803)	315,024,875

Net increase (decrease) in net assets	142,956,112	381,812,083

Net Assets
Beginning of period	1,204,322,591	822,510,508
End of period	$1,347,278,703	$1,204,322,591

See Notes to Financial Statements.
12

Notes to Financial Statements

MAY 28, 2021 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 28, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$35,619,612	—	—	—	$35,619,612
Gross amount of recognized liabilities for securities lending transactions					$35,619,612
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 61% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	G Class
1.10%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.
15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $579,478 and there were no interfund sales.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 28, 2021 were $738,074,648 and $812,391,314, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 28, 2021		Year ended November 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	1,099,104	$11,530,683	1,623,638	$12,336,149
Issued in reinvestment of distributions	304,339	2,888,176	688,817	6,226,904
Redeemed	(1,186,557)	(11,351,550)	(5,402,505)	(46,685,537)
	216,886	3,067,309	(3,090,050)	(28,122,484)
G Class/Shares Authorized	925,000,000		925,000,000
Sold	4,534,876	45,477,869	56,753,068	478,176,161
Issued in reinvestment of distributions	3,275,479	31,084,298	3,282,586	29,641,753
Redeemed	(13,129,955)	(131,402,279)	(19,089,694)	(164,670,555)
	(5,319,600)	(54,840,112)	40,945,960	343,147,359
Net increase (decrease)	(5,102,714)	$(51,772,803)	37,855,910	$315,024,875

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,175,449	$1,306,917,808	—
Warrants	—	30,020	—
Temporary Cash Investments	7,977,421	10,551,479	—
Temporary Cash Investments - Securities Lending Collateral	35,619,612	—	—
	$58,772,482	$1,317,499,307	—
Other Financial Instruments
Futures Contracts	$359,260	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $18,452,208 futures contracts purchased.
The value of equity price risk derivative instruments as of May 28, 2021, is disclosed on the Statement of Assets and Liabilities as an asset of $26,790 in receivable for variation margin on futures contracts*. For the six months ended May 28, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $218,772 in net realized gain (loss) on futures contract transactions and $359,260 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
17

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,123,781,849
Gross tax appreciation of investments	$258,301,710
Gross tax depreciation of investments	(5,811,770)
Net tax appreciation (depreciation) of investments	$252,489,940

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of November 30, 2020, the fund had accumulated short-term capital losses of $(82,084,795) and accumulated long-term capital losses of $(43,219,227), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.33	0.16	1.62	1.78	(0.18)	$10.93	19.41%	1.12%(4)	1.12%(4)	3.02%(4)	3.02%(4)	60%	$187,618
2020	$9.06	0.17	0.41	0.58	(0.31)	$9.33	6.47%	1.20%	1.21%	2.19%	2.18%	100%	$158,100
2019	$9.00	0.28	0.02	0.30	(0.24)	$9.06	3.56%	1.29%	1.29%	3.20%	3.20%	82%	$181,458
2018	$10.53	0.25	(1.47)	(1.22)	(0.31)	$9.00	(11.95)%	1.29%	1.29%	2.48%	2.48%	76%	$219,273
2017	$8.73	0.24	1.83	2.07	(0.27)	$10.53	24.32%	1.29%	1.29%	2.44%	2.44%	79%	$242,242
2016	$9.24	0.25	(0.56)	(0.31)	(0.20)	$8.73	(3.42)%	1.30%	1.30%	2.88%	2.88%	81%	$201,138
G Class
2021(3)	$9.43	0.21	1.64	1.85	(0.30)	$10.98	20.10%	0.02%(4)	0.77%(4)	4.12%(4)	3.37%(4)	60%	$1,159,660
2020	$9.16	0.28	0.42	0.70	(0.43)	$9.43	7.82%	0.01%	0.86%	3.38%	2.53%	100%	$1,046,222
2019	$9.11	0.40	—(5)	0.40	(0.35)	$9.16	4.77%	0.00%(6)	0.94%	4.49%	3.55%	82%	$641,053
2018	$10.59	0.38	(1.48)	(1.10)	(0.38)	$9.11	(10.79)%	0.01%	0.94%	3.76%	2.83%	76%	$616,338
2017	$8.75	0.29	1.84	2.13	(0.29)	$10.59	24.99%	0.69%	1.04%	3.04%	2.69%	79%	$710,717
2016	$9.25	0.26	(0.55)	(0.29)	(0.21)	$8.75	(3.16)%	1.10%	1.10%	3.08%	3.08%	81%	$586,173

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 28, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92629 2107

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 28, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2021